Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Australia (6.7%)
	BHP Group Ltd.	38,617,512	1,220,851
	Commonwealth Bank of Australia	12,969,808	856,338
	CSL Ltd.	3,693,681	715,357
	National Australia Bank Ltd.	24,129,988	449,623
	Westpac Banking Corp.	26,743,666	389,377
	ANZ Group Holdings Ltd.	22,966,029	353,909
	Woodside Energy Group Ltd.	14,509,837	324,152
	Macquarie Group Ltd.	2,665,734	315,622
	Wesfarmers Ltd.	8,693,122	293,815
	Woolworths Group Ltd.	9,320,624	236,955
	Rio Tinto Ltd.	2,851,246	229,097
	Transurban Group	23,557,014	224,932
	Fortescue Metals Group Ltd.	12,210,763	183,547
	Goodman Group	14,081,118	178,687
	Amcor plc GDR	11,417,502	128,627
	Aristocrat Leisure Ltd.	5,064,569	126,627
	Newcrest Mining Ltd.	6,858,444	122,426
	Coles Group Ltd.	9,756,018	117,879
	QBE Insurance Group Ltd.	11,381,544	111,431
	Santos Ltd.	23,197,781	106,766
	South32 Ltd.	35,255,849	103,325
	Brambles Ltd.	10,654,813	96,066
	Telstra Group Ltd.	31,366,300	88,811
	Sonic Healthcare Ltd.	3,515,596	82,416
	Suncorp Group Ltd.	9,703,683	78,844
	Cochlear Ltd.	492,941	78,476
	Scentre Group	39,854,357	73,774
	Origin Energy Ltd.	13,214,793	73,594
	James Hardie Industries plc GDR	3,401,811	73,220
	Northern Star Resources Ltd.	8,639,639	70,846
	Mineral Resources Ltd.	1,279,644	69,174
	ASX Ltd.	1,485,981	64,894
	APA Group	9,064,146	61,575
	Ramsay Health Care Ltd.	1,344,170	60,062
	Computershare Ltd.	4,127,497	59,953
	Insurance Australia Group Ltd.	18,962,478	59,688
*	Xero Ltd.	972,537	58,986
	Lottery Corp. Ltd.	17,020,695	58,540
	Pilbara Minerals Ltd.	21,397,047	56,925
	WiseTech Global Ltd.	1,216,409	53,587
	Stockland	18,359,856	49,164
	Treasury Wine Estates Ltd.	5,561,190	48,821

		Shares	Market Value ($000)
	BlueScope Steel Ltd.	3,565,898	48,266
	Medibank Pvt Ltd.	21,178,428	47,793
	Endeavour Group Ltd.	10,480,039	47,614
	OZ Minerals Ltd.	2,504,621	47,169
	Atlas Arteria Ltd.	11,150,881	47,079
	SEEK Ltd.	2,681,577	43,348
	Mirvac Group	30,313,156	42,457
	GPT Group	14,733,415	42,104
	Dexus	8,245,021	41,685
	Washington H Soul Pattinson & Co. Ltd.	2,050,070	41,548
	carsales.com Ltd.	2,764,789	41,320
	IGO Ltd.	4,782,652	41,012
	Vicinity Ltd.	28,876,059	37,765
	Ampol Ltd.	1,824,724	37,202
	REA Group Ltd.	386,015	35,993
	Orica Ltd.	3,482,162	35,972
*	Allkem Ltd.	4,462,687	35,751
	Incitec Pivot Ltd.	14,865,807	31,326
	Steadfast Group Ltd.	7,833,283	30,765
	ALS Ltd.	3,688,666	30,631
	Aurizon Holdings Ltd.	13,539,673	30,496
*	Lynas Rare Earths Ltd.	6,898,215	29,365
	Worley Ltd.	2,864,058	27,741
	Evolution Mining Ltd.	13,246,225	27,502
*	Qantas Airways Ltd.	6,145,156	27,429
	Cleanaway Waste Management Ltd.	17,081,748	27,334
	Charter Hall Group	3,631,758	26,979
	Lendlease Corp. Ltd.	5,305,486	25,820
	IDP Education Ltd.	1,400,428	25,808
	Whitehaven Coal Ltd.	5,714,946	25,728
	Bendigo & Adelaide Bank Ltd.	4,330,593	25,192
	AGL Energy Ltd.	4,594,460	24,785
*	NEXTDC Ltd.	3,501,392	24,779
	Qube Holdings Ltd.	12,757,498	24,634
[1]	JB Hi-Fi Ltd.	835,581	23,847
	Altium Ltd.	901,833	23,170
	Iluka Resources Ltd.	3,228,783	23,043
*,1	Liontown Resources Ltd.	13,103,742	22,896
[1]	Bank of Queensland Ltd.	5,028,279	21,926
	Challenger Ltd.	5,154,104	21,632
	Technology One Ltd.	2,135,623	20,986
	Metcash Ltd.	7,397,379	19,124
[1]	Reece Ltd.	1,631,185	19,117
	Alumina Ltd.	19,466,797	19,082
	nib holdings Ltd.	3,681,944	17,442
	Ansell Ltd.	976,268	17,394
	Champion Iron Ltd.	3,506,553	16,796
	Seven Group Holdings Ltd.	1,078,826	16,758
	AMP Ltd.	23,448,972	16,543
	Perseus Mining Ltd.	10,399,750	16,508
[1]	Domino's Pizza Enterprises Ltd.	481,290	16,157
	Reliance Worldwide Corp. Ltd.	6,016,544	14,965
	Orora Ltd.	6,484,603	14,922
	National Storage REIT	8,797,358	14,900
	Nine Entertainment Co. Holdings Ltd.	11,195,772	14,889
*	Sandfire Resources Ltd.	3,492,072	14,823
*,1	Flight Centre Travel Group Ltd.	1,180,236	14,696
	Charter Hall Long Wale REIT	5,066,762	14,252

		Shares	Market Value ($000)
[1]	Breville Group Ltd.	1,088,953	14,035
	Region RE Ltd.	8,865,077	14,001
*	Star Entertainment Group Ltd. (XASX)	14,507,552	13,963
	Pro Medicus Ltd.	322,856	13,925
[1]	Eagers Automotive Ltd.	1,495,130	13,573
*	Webjet Ltd.	2,868,164	13,555
[2]	Viva Energy Group Ltd.	6,450,020	13,112
*	Chalice Mining Ltd.	2,582,002	12,977
	Beach Energy Ltd.	13,601,185	12,878
	Sims Ltd.	1,233,151	12,860
	Perpetual Ltd.	860,259	12,717
[1]	ARB Corp. Ltd.	586,153	12,519
	Downer EDI Ltd.	5,147,122	11,875
	CSR Ltd.	3,702,797	11,807
	Tabcorp Holdings Ltd.	17,439,856	11,628
	AUB Group Ltd.	668,269	11,484
	Nufarm Ltd.	2,934,317	11,265
	Bapcor Ltd.	2,596,781	11,153
[1]	Harvey Norman Holdings Ltd.	4,558,234	10,970
	Premier Investments Ltd.	623,154	10,967
	Super Retail Group Ltd.	1,264,520	10,694
[1]	Corporate Travel Management Ltd.	858,351	10,473
	Deterra Royalties Ltd.	3,219,912	10,361
	HomeCo Daily Needs REIT	13,231,933	10,306
*	De Grey Mining Ltd.	9,743,469	10,095
*	Paladin Energy Ltd.	22,382,730	9,804
	Charter Hall Retail REIT	3,803,507	9,625
	BWP Trust	3,712,658	9,418
	Gold Road Resources Ltd.	8,186,840	9,289
	IRESS Ltd.	1,388,232	9,287
*	PEXA Group Ltd.	1,019,959	9,255
	TPG Telecom Ltd.	2,802,747	9,186
	Insignia Financial Ltd.	4,914,127	9,065
	Waypoint REIT Ltd.	5,176,723	9,012
	Healius Ltd.	4,106,869	8,721
	InvoCare Ltd.	1,092,459	8,668
	Centuria Industrial REIT	4,060,612	8,203
	HUB24 Ltd.	434,581	8,097
*,1	Core Lithium Ltd.	13,811,764	8,062
	GrainCorp Ltd. Class A	1,731,243	8,034
	Lifestyle Communities Ltd.	726,276	7,782
*	Capricorn Metals Ltd.	2,399,982	7,628
*,1	Sayona Mining Ltd.	54,142,871	7,538
*	Neuren Pharmaceuticals Ltd.	828,072	7,499
*	Regis Resources Ltd.	5,242,548	7,269
	Ingenia Communities Group	2,859,104	7,269
[1]	GUD Holdings Ltd.	1,064,465	7,032
*	Bellevue Gold Ltd.	8,182,030	6,998
	Nickel Industries Ltd.	11,459,772	6,953
	Brickworks Ltd.	451,388	6,859
	Elders Ltd.	1,179,743	6,825
	New Hope Corp. Ltd.	1,793,769	6,820
	Lovisa Holdings Ltd.	413,115	6,762
	EVT Ltd.	815,977	6,687
	Abacus Property Group	3,807,653	6,656
	United Malt Group Ltd.	2,024,745	6,471
	IPH Ltd.	1,265,444	6,311
*	Syrah Resources Ltd.	5,057,461	6,264

		Shares	Market Value ($000)
	Magellan Financial Group Ltd.	1,045,661	6,123
*	Nanosonics Ltd.	1,773,861	6,104
[2]	Coronado Global Resources Inc. GDR	5,586,087	6,103
*	Telix Pharmaceuticals Ltd.	1,295,534	6,030
	Arena REIT	2,466,415	6,018
	Boral Ltd.	2,536,514	5,995
	Costa Group Holdings Ltd.	3,439,427	5,967
	Ventia Services Group Pty. Ltd.	3,302,263	5,853
	Netwealth Group Ltd.	639,130	5,852
	Johns Lyng Group Ltd.	1,318,169	5,683
*,1	PolyNovo Ltd.	4,693,260	5,661
	Monadelphous Group Ltd.	671,014	5,652
*	Karoon Energy Ltd.	3,927,260	5,641
	Centuria Capital Group	5,456,784	5,561
	Imdex Ltd.	3,676,078	5,547
	Ramelius Resources Ltd.	6,529,054	5,526
	Bega Cheese Ltd.	2,260,872	5,494
	Data#3 Ltd.	1,118,488	5,467
	Link Administration Holdings Ltd.	3,745,604	5,318
	Blackmores Ltd.	112,359	5,299
	NRW Holdings Ltd.	3,246,057	5,232
	G8 Education Ltd.	6,402,066	5,196
	Helia Group Ltd.	2,678,723	5,153
*	Silver Lake Resources Ltd.	6,573,038	5,128
	Charter Hall Social Infrastructure REIT	2,494,648	5,001
[1]	Yancoal Australia Ltd.	1,284,777	4,989
	Credit Corp. Group Ltd.	434,199	4,964
*	West African Resources Ltd.	7,748,771	4,960
[1]	Domain Holdings Australia Ltd.	1,961,568	4,653
*	Resolute Mining Ltd.	16,459,167	4,607
	Platinum Asset Management Ltd.	3,978,968	4,596
	Collins Foods Ltd.	820,761	4,587
*	Arafura Rare Earths Ltd.	13,678,880	4,558
*	Strike Energy Ltd.	17,881,269	4,495
*,1,2	Life360 Inc. GDR	1,318,328	4,446
	Kelsian Group Ltd.	1,120,448	4,410
	GQG Partners Inc. GDR	5,015,111	4,393
	McMillan Shakespeare Ltd.	452,347	4,367
	Growthpoint Properties Australia Ltd.	2,114,075	4,334
*	Stanmore Resources Ltd.	1,851,980	4,274
*,1	Weebit Nano Ltd.	1,270,991	4,252
*	Perenti Ltd.	5,222,528	4,236
*	Boss Energy Ltd.	2,625,279	4,170
	Accent Group Ltd.	2,576,925	4,105
*,1	Imugene Ltd.	46,165,805	4,053
	Cromwell Property Group	10,688,365	3,980
[1]	Pinnacle Investment Management Group Ltd.	735,188	3,908
	oOh!media Ltd.	3,565,174	3,888
*,1	Calix Ltd.	1,214,774	3,875
[1]	Clinuvel Pharmaceuticals Ltd.	296,751	3,858
	Hansen Technologies Ltd.	1,239,936	3,842
	Myer Holdings Ltd.	6,407,008	3,830
	Vulcan Steel Ltd.	740,259	3,801
[1]	Adbri Ltd.	3,526,639	3,758
	Rural Funds Group	2,784,665	3,728
*,1	SiteMinder Ltd.	1,592,679	3,665
*	Omni Bridgeway Ltd.	2,018,839	3,600
*	Tietto Minerals Ltd.	7,797,969	3,517

		Shares	Market Value ($000)
	Codan Ltd.	951,534	3,484
[1]	HMC Capital Ltd.	1,420,457	3,447
	Jumbo Interactive Ltd.	396,532	3,358
	Centuria Office REIT	3,483,300	3,344
	Hotel Property Investments Ltd.	1,458,153	3,323
	PWR Holdings Ltd.	486,676	3,258
*	Lake Resources NL	10,707,296	3,231
*	Silex Systems Ltd.	1,226,715	3,221
*	Judo Capital Holdings Ltd.	3,879,534	3,188
*	Megaport Ltd.	1,136,580	3,184
*,1	Mesoblast Ltd.	4,884,734	3,118
*,1	ioneer Ltd.	15,741,637	3,080
	Inghams Group Ltd.	1,453,779	3,045
	Estia Health Ltd.	1,712,652	3,042
	Sigma Healthcare Ltd.	6,430,133	3,015
*,1	Vulcan Energy Resources Ltd.	789,330	3,012
	APM Human Services International Ltd.	2,221,005	2,951
*	Argosy Minerals Ltd.	9,847,470	2,936
[1]	SmartGroup Corp. Ltd.	675,412	2,909
	Dexus Industria REIT	1,624,308	2,890
*	Mincor Resources NL	3,045,181	2,872
	Fleetpartners Group Ltd.	2,034,352	2,849
*	St Barbara Ltd.	6,363,871	2,843
*	Macquarie Telecom Group Ltd.	71,796	2,814
	Infomedia Ltd.	2,801,821	2,806
*,1	Aussie Broadband Ltd.	1,338,907	2,804
*	Westgold Resources Ltd.	3,155,793	2,755
*,1	Audinate Group Ltd.	472,984	2,752
	Austal Ltd.	2,380,601	2,751
[1]	Integral Diagnostics Ltd.	1,303,918	2,569
[1]	Select Harvests Ltd.	921,329	2,555
*	Leo Lithium Ltd.	7,089,981	2,486
*,3	AVZ Minerals Ltd.	18,520,485	2,414
*	Tyro Payments Ltd.	2,457,887	2,386
*	Australian Agricultural Co. Ltd.	2,298,095	2,369
[1]	Nick Scali Ltd.	361,316	2,273
*,1	BrainChip Holdings Ltd.	6,871,365	2,211
[1]	Australian Clinical Labs Ltd.	934,260	2,210
	GWA Group Ltd.	1,983,048	2,176
	Dicker Data Ltd.	387,444	2,129
*,1	Zip Co. Ltd.	5,535,072	2,105
	MyState Ltd.	865,011	2,085
*	Cooper Energy Ltd.	19,327,590	2,075
*	Mount Gibson Iron Ltd.	5,773,933	2,066
*	Seven West Media Ltd.	7,289,604	2,030
[1]	Emeco Holdings Ltd.	3,941,779	1,931
	Service Stream Ltd.	4,438,308	1,920
*,1	Temple & Webster Group Ltd.	815,653	1,894
*,1,3	Paradigm Biopharmaceuticals Ltd.	1,947,879	1,884
	Praemium Ltd.	3,716,078	1,868
*	OFX Group Ltd.	1,724,162	1,808
*	Alkane Resources Ltd.	3,388,373	1,797
	GDI Property Group Partnership	3,598,641	1,738
*	Opthea Ltd.	3,529,974	1,726
	Australian Ethical Investment Ltd.	852,169	1,717
[1]	Solvar Ltd.	1,338,328	1,581
*,1	Appen Ltd.	810,911	1,542
	29Metals Ltd.	1,932,334	1,539

		Shares	Market Value ($000)
[1]	Australian Finance Group Ltd.	1,536,988	1,537
*,1	Novonix Ltd.	1,768,371	1,520
*,1	Mayne Pharma Group Ltd.	603,639	1,518
	Ardent Leisure Group Ltd.	3,591,899	1,515
*	Neometals Ltd.	3,746,652	1,515
	Cedar Woods Properties Ltd.	460,080	1,368
*	PointsBet Holdings Ltd.	1,642,457	1,360
	Baby Bunting Group Ltd.	980,042	1,320
*	Nuix Ltd.	1,430,279	1,275
[1]	Regis Healthcare Ltd.	930,428	1,210
*	Superloop Ltd.	3,218,749	1,208
	Jupiter Mines Ltd.	7,668,459	1,205
*,1	Kogan.com Ltd.	479,235	1,196
*,1	Carnarvon Energy Ltd.	12,791,733	1,157
[1]	Southern Cross Media Group Ltd.	1,965,904	1,146
	SG Fleet Group Ltd.	824,704	1,145
	Pact Group Holdings Ltd.	1,420,127	1,067
*,1	Fineos Corp. Ltd. GDR	1,133,495	1,019
*,1	AMA Group Ltd.	5,663,807	909
*	Starpharma Holdings Ltd. Class A	2,934,757	903
*,1	Incannex Healthcare Ltd. (XASX)	10,187,172	895
	Navigator Global Investments Ltd.	1,210,193	851
*,1	EML Payments Ltd.	2,244,691	833
[1]	Humm Group Ltd.	2,670,191	798
*,1	Australian Strategic Materials Ltd.	911,613	791
*,1	Bubs Australia Ltd.	5,079,742	784
	Bravura Solutions Ltd.	2,834,682	759
*,1	Aurelia Metals Ltd.	8,642,950	726
*,1	Jervois Global Ltd.	15,724,162	700
*,1	Andromeda Metals Ltd.	21,412,926	663
*,1	Betmakers Technology Group Ltd.	5,391,513	582
*,3	Firefinch Ltd.	8,031,301	322
*,1	Dubber Corp. Ltd.	2,156,907	262
*	Incannex Healthcare Ltd.	220,258	—
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	79,796	—
*	Kelsian Group Limited Rights	117,941	—
			10,846,289
Austria (0.3%)
	Erste Group Bank AG	2,512,941	83,252
	OMV AG	1,091,348	50,118
	Verbund AG	507,227	44,120
	ANDRITZ AG	531,908	35,991
	voestalpine AG	882,810	30,018
[2]	BAWAG Group AG	616,438	29,940
	Wienerberger AG	815,956	23,623
*	Raiffeisen Bank International AG	993,262	15,248
*	Mayr Melnhof Karton AG	65,813	10,939
*,1	Oesterreichische Post AG	252,372	9,343
*	CA Immobilien Anlagen AG	315,211	8,469
	Vienna Insurance Group AG Wiener Versicherung Gruppe	297,369	7,997
	Telekom Austria AG Class A	1,051,281	7,940
	Lenzing AG	101,755	7,708
*	UNIQA Insurance Group AG	846,065	7,129
	EVN AG	274,999	6,107
	AT&S Austria Technologie & Systemtechnik AG	197,077	6,079
*	DO & Co. AG	50,377	5,899
*	Schoeller-Bleckmann Oilfield Equipment AG	82,633	5,326
	Strabag SE	92,949	3,978

		Shares	Market Value ($000)
*	IMMOFINANZ AG	247,699	3,480
	Palfinger AG	103,895	3,242
*	Flughafen Wien AG	41,496	1,773
	Agrana Beteiligungs AG	83,748	1,486
*	Porr AG	91,771	1,344
	S IMMO AG (XWBO)	41,656	600
*,3	S IMMO AG	376,094	—
			411,149
Belgium (0.9%)
	Anheuser-Busch InBev SA	6,633,903	442,215
*	Argenx SE	423,381	157,225
	KBC Group NV	2,109,423	144,940
*	UCB SA	926,272	82,787
	Groupe Bruxelles Lambert NV	764,112	65,209
*	Solvay SA	534,497	61,128
	Ageas SA	1,410,087	60,998
	Umicore SA	1,571,610	53,311
	Elia Group SA	287,381	37,951
	Warehouses De Pauw CVA	1,195,698	35,556
*	D'ieteren Group	175,777	34,203
*	Ackermans & van Haaren NV	170,523	28,109
	Sofina SA	116,801	26,233
	Aedifica SA	306,026	24,655
	Cofinimmo SA	253,018	22,423
	Lotus Bakeries NV	3,095	21,661
	Melexis NV	153,636	17,793
*	Barco NV	535,291	15,955
	Euronav NV	941,180	15,728
*	KBC Ancora	269,516	12,419
*	Bekaert SA	264,445	11,944
	Etablissements Franz Colruyt NV	384,651	11,273
	Proximus SADP	1,074,784	10,393
	Shurgard Self Storage Ltd. (XQTX)	194,109	9,284
*	Montea NV	112,623	9,143
	Telenet Group Holding NV	341,290	7,761
*	Fagron	439,219	7,504
	Gimv NV	153,456	7,415
	Xior Student Housing NV	210,522	7,103
*	Deme Group NV	54,178	6,941
	VGP NV	77,370	6,897
	Retail Estates NV	84,096	5,934
*	Tessenderlo Group SA	175,669	5,490
*	Kinepolis Group NV	99,327	5,110
	bpost SA	762,570	4,348
*	Ontex Group NV	509,156	3,797
*	AGFA-Gevaert NV	976,025	2,857
	Econocom Group SA	868,838	2,790
*	Van de Velde NV	45,226	1,775
*	Wereldhave Belgium Comm VA	20,290	1,180
			1,489,438
Canada (9.4%)
	Royal Bank of Canada	10,768,539	1,029,844
	Toronto-Dominion Bank	13,963,820	836,383
	Enbridge Inc.	15,540,133	592,514
	Canadian Pacific Railway Ltd.	7,131,518	549,151
	Canadian National Railway Co.	4,560,254	538,086
	Canadian Natural Resources Ltd.	8,341,149	461,587

		Shares	Market Value ($000)
[1]	Bank of Nova Scotia	9,149,988	460,851
	Bank of Montreal	5,078,868	452,382
*	Shopify Inc. Class A	8,651,024	414,788
	Brookfield Corp.	10,253,078	334,031
	Suncor Energy Inc.	10,367,255	321,872
[1]	TC Energy Corp.	7,752,490	301,553
	Nutrien Ltd.	3,994,600	295,006
	Alimentation Couche-Tard Inc.	5,854,361	294,342
	Canadian Imperial Bank of Commerce	6,776,089	287,338
	Constellation Software Inc.	146,505	275,439
	Waste Connections Inc.	1,969,214	274,073
	Manulife Financial Corp.	14,326,680	262,894
	Franco-Nevada Corp.	1,462,125	213,266
	Sun Life Financial Inc.	4,501,914	210,323
	Intact Financial Corp.	1,350,996	193,348
	Cenovus Energy Inc.	10,661,082	186,007
[1]	National Bank of Canada	2,576,420	184,286
	Barrick Gold Corp.	9,910,375	183,982
	Agnico Eagle Mines Ltd.	3,496,911	178,274
	Wheaton Precious Metals Corp.	3,467,278	166,989
[1]	Thomson Reuters Corp.	1,249,201	162,530
*	CGI Inc.	1,618,642	155,996
[1]	Restaurant Brands International Inc.	2,319,335	155,704
[1]	Fortis Inc.	3,662,792	155,699
	Pembina Pipeline Corp.	4,220,335	136,712
*	Teck Resources Ltd. Class B	3,425,869	125,096
	Dollarama Inc.	2,088,206	124,798
	WSP Global Inc.	899,101	117,771
	Magna International Inc.	2,045,481	109,562
	Fairfax Financial Holdings Ltd.	162,211	107,880
	Loblaw Cos. Ltd.	1,176,640	107,234
[1]	Power Corp. of Canada	4,126,541	105,461
[1]	BCE Inc.	2,329,577	104,353
	Metro Inc.	1,814,142	99,788
	Shaw Communications Inc. Class B	3,287,593	98,372
	First Quantum Minerals Ltd.	4,271,472	98,198
	Tourmaline Oil Corp.	2,198,397	91,612
	Cameco Corp.	3,321,280	86,970
	Emera Inc.	2,061,041	84,668
	Open Text Corp.	2,055,952	79,302
	Ritchie Bros Auctioneers Inc.	1,388,223	78,106
	TFI International Inc.	632,601	75,486
	TELUS Corp.	3,656,318	72,585
	George Weston Ltd.	524,800	69,546
	Imperial Oil Ltd.	1,363,880	69,360
[2]	Hydro One Ltd.	2,427,906	69,128
	Brookfield Asset Management Ltd. Class A	2,079,291	68,110
	Barrick Gold Corp. (XLON)	3,561,990	66,824
	CCL Industries Inc. Class B	1,128,814	56,077
[1]	ARC Resources Ltd.	4,885,095	55,411
	Great-West Lifeco Inc.	2,086,052	55,288
[1]	Canadian Tire Corp. Ltd. Class A	409,339	53,419
*	Descartes Systems Group Inc.	647,629	52,270
*	CAE Inc.	2,262,504	51,160
	Toromont Industries Ltd.	621,138	50,983
	iA Financial Corp. Inc.	799,936	50,701
	Stantec Inc.	853,171	49,877
	Northland Power Inc.	1,922,823	48,202

		Shares	Market Value ($000)
	Saputo Inc.	1,849,196	47,848
[1]	Canadian Apartment Properties REIT	1,302,116	45,678
	Kinross Gold Corp.	9,647,589	45,400
	Gildan Activewear Inc.	1,359,577	45,168
[1]	Algonquin Power & Utilities Corp.	5,250,473	44,055
	TMX Group Ltd.	424,502	42,874
	Yamana Gold Inc.	7,347,527	42,840
	West Fraser Timber Co. Ltd.	592,494	42,262
[1]	FirstService Corp.	290,704	40,961
	Element Fleet Management Corp.	3,022,200	39,692
	GFL Environmental Inc.	1,150,488	39,669
*	Ivanhoe Mines Ltd. Class A	4,323,944	39,064
[1]	Keyera Corp.	1,750,519	38,326
	Alamos Gold Inc. Class A	2,999,067	36,615
*	MEG Energy Corp.	2,277,012	36,577
[1]	AltaGas Ltd.	2,141,553	35,700
	Lundin Mining Corp.	5,242,382	35,609
*	Bombardier Inc. Class B	641,853	35,040
[1]	RioCan REIT	2,290,223	34,552
[1]	Brookfield Infrastructure Corp. Class A	746,581	34,410
	Brookfield Renewable Corp. Class A (XTSE)	980,571	34,289
[1]	SNC-Lavalin Group Inc.	1,347,405	33,119
	B2Gold Corp.	8,088,039	31,957
	Finning International Inc.	1,161,647	28,957
*	Kinaxis Inc.	210,781	28,940
[1]	Pan American Silver Corp.	1,585,353	28,927
	Granite REIT	456,122	28,245
[1]	Capital Power Corp.	888,410	27,372
[1]	Crescent Point Energy Corp.	3,877,645	27,372
	Canadian Utilities Ltd. Class A	948,117	26,420
	Boyd Group Services Inc.	162,520	25,979
	PrairieSky Royalty Ltd.	1,624,419	25,721
	Parkland Corp.	1,054,364	25,277
	Colliers International Group Inc.	238,467	25,167
	Onex Corp.	531,905	24,866
	Enerplus Corp.	1,723,280	24,839
[1]	SSR Mining Inc.	1,597,611	24,162
*	ATS Corp.	569,438	23,844
	Osisko Gold Royalties Ltd.	1,406,659	22,232
*	Aritzia Inc.	686,806	22,040
	BRP Inc.	272,398	21,316
	Premium Brands Holdings Corp. Class A	284,321	21,035
[1]	Choice Properties REIT	1,955,998	21,015
*,2	Nuvei Corp.	480,906	20,951
[1]	Dream Industrial REIT	1,879,083	20,438
	Methanex Corp.	426,816	19,861
*	Bausch Health Cos. Inc.	2,448,398	19,837
[1]	SmartCentres REIT	990,990	19,483
*	Air Canada	1,347,695	19,096
	Boralex Inc. Class A	626,550	19,077
	H&R REIT	2,034,137	18,964
	First Capital REIT	1,623,826	18,900
[1]	IGM Financial Inc.	627,335	18,748
	Primo Water Corp.	1,198,721	18,404
*	BlackBerry Ltd.	4,005,985	18,377
	Atco Ltd. Class I	572,243	18,342
[1]	Gibson Energy Inc.	1,107,834	17,706
	Allied Properties REIT	974,736	17,569

		Shares	Market Value ($000)
	Stella-Jones Inc.	457,232	17,521
[1]	Whitecap Resources Inc.	2,256,679	17,449
*	Lightspeed Commerce Inc.	1,050,182	15,968
	Vermilion Energy Inc.	1,221,954	15,850
[1]	TransAlta Corp.	1,805,108	15,787
	Linamar Corp.	327,809	15,773
*,1	Lithium Americas Corp.	724,469	15,760
*	Baytex Energy Corp.	4,195,235	15,738
	Parex Resources Inc.	823,879	15,325
*	Capstone Mining Corp.	3,368,827	15,205
	Definity Financial Corp.	560,779	14,635
*	Eldorado Gold Corp.	1,410,164	14,608
	Tricon Residential Inc.	1,857,126	14,401
	OceanaGold Corp.	5,367,877	13,306
	Canadian Western Bank	725,746	13,296
[1]	Innergex Renewable Energy Inc.	1,183,285	12,853
	Stelco Holdings Inc.	328,255	12,712
[1]	First Majestic Silver Corp.	1,739,912	12,552
	Paramount Resources Ltd. Class A	569,640	12,476
	CI Financial Corp.	1,304,742	12,338
	Russel Metals Inc.	473,397	12,025
	Lundin Gold Inc.	994,974	11,617
[1]	Boardwalk REIT	284,474	11,606
	Chartwell Retirement Residences	1,795,490	11,359
*	Novagold Resources Inc.	1,802,340	11,162
	Maple Leaf Foods Inc.	566,185	10,955
*	Torex Gold Resources Inc.	656,983	10,933
	Centerra Gold Inc.	1,681,276	10,860
[1]	Superior Plus Corp.	1,299,251	10,709
*,1	Ballard Power Systems Inc.	1,916,183	10,690
[1]	NorthWest Healthcare Properties REIT	1,635,725	10,251
*,1	Equinox Gold Corp.	1,984,730	10,192
	North West Co. Inc.	362,011	10,122
*	IAMGOLD Corp.	3,683,623	10,057
	Topaz Energy Corp.	708,207	10,014
*	Celestica Inc.	773,063	9,970
[1]	Quebecor Inc. Class B	399,479	9,875
	Enghouse Systems Ltd.	336,280	9,517
[1]	Home Capital Group Inc. Class B	294,034	8,985
[1]	Hudbay Minerals Inc.	1,692,068	8,877
[1]	Laurentian Bank of Canada	336,683	7,924
	Winpak Ltd.	237,008	7,529
	Primaris REIT	752,083	7,518
	TransAlta Renewables Inc.	814,697	7,499
	Mullen Group Ltd.	677,105	7,400
*	Canfor Corp.	454,768	7,309
*,1	Canada Goose Holdings Inc.	365,601	7,031
	Westshore Terminals Investment Corp.	305,773	6,118
[1]	Transcontinental Inc. Class A	566,057	5,876
	Cascades Inc.	713,846	5,805
[1]	Cargojet Inc.	66,089	5,383
*,1	Canopy Growth Corp.	2,275,503	3,990
[1]	First National Financial Corp.	127,600	3,599
[1]	Artis REIT	635,078	3,576
	Cogeco Communications Inc.	72,458	3,529
*	Shopify Inc. Class A (XTSE)	73,607	3,529
	Dye & Durham Ltd.	251,216	3,342
*,1	Cronos Group Inc.	1,473,609	2,835

		Shares	Market Value ($000)
	GFL Environmental Inc. (XTSE)	1,373	47
			15,193,200
Denmark (2.4%)
	Novo Nordisk A/S Class B	12,003,025	1,906,337
	DSV A/S	1,365,068	264,683
	Vestas Wind Systems A/S	7,717,341	224,917
*	Genmab A/S	503,131	190,186
	Coloplast A/S Class B	1,020,611	134,381
[2]	Orsted A/S	1,446,854	123,370
	Carlsberg A/S Class B	700,949	108,764
*	Danske Bank A/S	5,046,432	101,528
	Novozymes A/S Class B	1,523,983	78,033
	AP Moller - Maersk A/S Class B	36,895	67,064
	Pandora A/S	661,254	63,473
	Chr Hansen Holding A/S	787,270	59,888
	Tryg A/S	2,663,754	58,245
	AP Moller - Maersk A/S Class A	21,555	38,240
	Royal Unibrew A/S	379,108	33,047
	Ringkjoebing Landbobank A/S	211,130	29,820
*	ISS A/S	1,419,686	28,974
*	Jyske Bank A/S (Registered)	389,900	27,323
*	Demant A/S	748,662	26,283
	SimCorp A/S	301,828	22,830
*	GN Store Nord A/S	970,925	21,771
*,1	Ambu A/S Class B	1,318,577	19,828
	Sydbank A/S	439,649	19,767
	Topdanmark A/S	328,645	17,569
*	NKT A/S	329,523	17,186
	FLSmidth & Co. A/S	435,757	16,694
*	Bavarian Nordic A/S	543,010	15,644
*	ALK-Abello A/S	1,007,582	15,634
*	Zealand Pharma A/S	393,412	12,326
	Alm Brand A/S	6,543,783	12,232
	ROCKWOOL A/S Class B	48,934	12,000
	D/S Norden A/S	174,420	11,730
	Spar Nord Bank AS	616,637	9,740
	Dfds A/S	230,689	9,360
*,2	Netcompany Group A/S	249,933	9,121
	H Lundbeck A/S	1,831,023	8,473
[2]	Scandinavian Tobacco Group A/S	425,290	8,467
	Schouw & Co. A/S	95,098	7,967
	Torm plc Class A	224,358	6,900
*	Chemometec A/S	119,483	6,870
*	NTG Nordic Transport Group A/S Class A	110,686	6,597
	H Lundbeck A/S Class A	448,123	1,901
			3,855,163
Finland (1.0%)
	Nordea Bank Abp	26,534,464	283,521
	Nokia OYJ	43,290,467	212,508
	Sampo OYJ Class A	3,578,786	168,866
	Neste OYJ	3,193,396	157,766
	UPM-Kymmene OYJ	4,090,030	137,376
	Kone OYJ Class B	2,510,085	130,911
	Elisa OYJ	1,148,482	69,267
	Stora Enso OYJ Class R	4,407,999	57,347
	Fortum OYJ	3,345,056	51,241
	Metso Outotec OYJ	4,660,006	50,884

		Shares	Market Value ($000)
	Kesko OYJ Class B	2,071,930	44,528
	Valmet OYJ	1,288,708	41,836
	Orion OYJ Class B	800,199	35,767
	Wartsila OYJ Abp	3,724,281	35,147
	Huhtamaki OYJ	711,608	26,436
	TietoEVRY OYJ (XHEL)	666,564	20,940
	Konecranes OYJ Class A	555,222	18,619
	Cargotec OYJ Class B	370,983	18,060
	Kojamo OYJ	1,493,194	17,573
	Outokumpu OYJ	2,513,537	13,692
	Kemira OYJ	682,333	12,021
*,1	QT Group OYJ	149,915	10,960
	Metsa Board OYJ Class B	1,322,173	10,656
	Nokian Renkaat OYJ	1,037,218	9,923
	Uponor OYJ	417,569	7,730
	Revenio Group OYJ	176,117	7,386
*	Tokmanni Group Corp.	365,598	5,048
	Sanoma OYJ	554,810	4,872
[2]	Terveystalo OYJ	569,792	4,341
	Citycon OYJ	569,775	3,894
	YIT OYJ	1,242,744	3,312
	F-Secure OYJ	848,223	2,947
*,1	Finnair OYJ	4,473,638	2,479
	Raisio OYJ Class V	911,665	2,479
	Oriola OYJ Class B	992,213	1,520
*,3	Ahlstrom-Munksjo OYJ Rights	70,191	1,358
			1,683,211
France (9.2%)
	LVMH Moet Hennessy Louis Vuitton SE	1,892,814	1,737,430
	TotalEnergies SE	17,455,647	1,029,250
	Sanofi	8,358,399	906,708
	Schneider Electric SE	4,078,010	681,533
	Airbus SE	4,279,447	571,595
	BNP Paribas SA	8,463,732	505,434
*	L'Oreal SA Loyalty Shares	1,077,995	481,694
	Hermes International	237,632	481,266
	AXA SA	14,346,565	437,822
	Vinci SA	3,810,605	436,857
	EssilorLuxottica SA	2,285,222	412,078
	Safran SA	2,673,147	395,724
*	Air Liquide SA Loyalty Shares	2,317,116	387,859
	Kering SA	551,205	359,622
	Pernod Ricard SA	1,570,938	355,709
	Danone SA	4,678,246	291,097
	L'Oreal SA (XPAR)	580,812	259,532
	STMicroelectronics NV	4,856,655	258,780
	Capgemini SE	1,227,956	228,198
	Dassault Systemes SE	5,123,009	211,329
	Air Liquide SA (XPAR)	1,203,964	201,530
	Cie de Saint-Gobain	3,519,545	200,064
	Legrand SA	2,052,611	187,552
	Orange SA	14,712,359	174,785
	Cie Generale des Etablissements Michelin SCA	5,378,521	164,412
	Veolia Environnement SA	4,880,881	150,610
*	Publicis Groupe SA	1,739,546	135,789
	Societe Generale SA	5,638,472	127,042
*	Engie SA Loyalty Shares	7,440,768	117,748
	Thales SA	771,027	113,994

		Shares	Market Value ($000)
	Edenred	1,908,841	112,974
	Teleperformance	446,077	107,787
	Credit Agricole SA	9,289,184	104,793
*	Carrefour SA	4,539,160	91,771
*,2	Worldline SA	1,874,864	79,679
*	L'Oreal SA PF25	148,958	66,561
	Alstom SA	2,319,457	63,150
	Eurofins Scientific SE	938,185	62,821
	Bureau Veritas SA	2,184,207	62,758
	Engie SA (XPAR)	3,917,867	61,999
	Eiffage SA	565,217	61,166
	Renault SA	1,474,476	60,094
	Sartorius Stedim Biotech	184,378	56,566
	Vivendi SE	5,349,826	54,095
	Bouygues SA	1,594,331	53,771
	Arkema SA	495,982	48,972
*,2	Euronext NV	622,629	47,678
[1]	Bollore SE	7,567,777	46,781
*	Accor SA	1,404,401	45,659
*	Getlink SE	2,703,303	44,522
	Rexel SA	1,842,701	43,810
*	L Air Liquide Prime Fidelite	256,252	42,894
	Gecina SA	396,955	41,204
	Valeo SA	1,858,365	38,133
*	L'Oreal SA	82,735	36,970
	Dassault Aviation SA	178,856	35,383
*	Aeroports de Paris	247,492	35,332
	Alten SA	220,799	35,257
	Remy Cointreau SA	190,142	34,622
*	BioMerieux	327,191	34,491
	Klepierre SA	1,441,160	32,674
*	SOITEC	189,790	30,456
*	Electricite de France SA Loyalty Shares 2024	2,296,924	29,619
*	Ipsen SA	264,002	29,070
	Technip Energies NV	1,349,245	28,786
	SPIE SA	975,442	28,312
[2]	La Francaise des Jeux SAEM	669,586	27,907
[2]	Amundi SA	436,861	27,526
*	Elis SA	1,419,146	27,141
*	Faurecia SE	1,211,242	26,325
	SCOR SE	1,148,283	26,109
	Gaztransport Et Technigaz SA	254,571	26,050
*	Sodexo SA ACT Loyalty Shares	247,865	24,209
*	Air Liquide SA	143,409	24,005
	Sopra Steria Group SACA	109,553	23,022
[2]	Verallia SA	533,656	22,727
*	Nexans SA	227,536	22,671
	Covivio SA	384,987	22,395
	Sodexo SA (XPAR)	224,892	21,965
*	Wendel SE	205,522	21,732
*	Ubisoft Entertainment SA	733,774	19,557
*	Rubis SCA	716,063	19,161
[1]	SES SA Class A GDR	2,876,667	18,885
*	IPSOS	297,122	18,416
*	Air France-KLM	8,749,849	16,124
*	Vallourec SA	1,253,653	15,834
*	SEB SA Loyalty Shares	134,815	15,340
[1,2]	Neoen SA	470,227	14,826

		Shares	Market Value ($000)
*	Eurazeo Prime De Fidelite	193,320	13,761
*	Engie SA Prime De Fidelite 2025	834,909	13,212
	Imerys SA	301,482	13,024
*	Sodexo SA Loyalty Shares 2023	124,704	12,180
*,2	ALD SA	1,038,789	12,177
	ICADE	250,199	11,781
*	JCDecaux SE	554,177	11,624
	Societe BIC SA	183,895	11,600
*	Coface SA	803,253	11,378
	Rothschild & Co.	213,455	10,773
*	Virbac SA	33,304	10,703
	Interparfums SA	133,652	10,061
*	Atos SE	742,594	9,212
*	Engie SA	553,090	8,752
	Nexity SA	327,773	8,231
	SEB SA (XPAR)	72,250	8,221
	Metropole Television SA	503,620	8,168
	Eurazeo SE (XPAR)	114,526	8,152
	Trigano SA	60,941	7,939
*	Eramet SA	72,947	7,625
	Cie Plastic Omnium SA	416,551	7,588
	Television Francaise 1	808,668	7,143
[1]	Eutelsat Communications SA	1,070,284	7,143
*	SES-imagotag SA	59,943	7,125
	Mercialys SA	690,260	7,052
*	Carmila SA	433,183	6,496
	ARGAN SA	75,558	5,647
*	ID Logistics Group	18,201	5,413
	Mersen SA	111,094	4,940
	Fnac Darty SA	131,566	4,858
	Quadient SA	258,636	4,724
	Cie de L'Odet SE	2,967	4,600
*	Voltalia SA (Registered)	285,959	4,525
*	Beneteau SA	270,543	4,521
*	PEUGEOT Investment	39,293	4,212
	Derichebourg SA	716,109	4,206
*	CGG SA	5,379,197	4,149
*	Euroapi SA	356,162	4,065
*,1	Valneva SE	745,729	3,920
*,2	X-Fab Silicon Foundries SE	411,875	3,889
*	Sodexo SA Prime de fidelite 2026	39,000	3,809
*,1	Korian SA	489,802	3,669
	Antin Infrastructure Partners SA	200,930	3,642
*	Altarea SCA	29,591	3,641
*	Eurazeo SE	49,881	3,551
	Vicat SA	115,137	3,455
[2]	Maisons du Monde SA	311,981	3,367
*,2	Elior Group SA	866,632	3,048
*	Vetoquinol SA	30,609	2,939
*,2	SMCP SA	329,050	2,933
	Lagardere SA	113,486	2,569
	Electricite de France SA (XPAR)	197,999	2,553
*	GL Events	99,788	2,389
*	Manitou BF SA	95,088	2,219
*	Equasens	28,095	2,184
*	Sodexo SA	22,289	2,177
*,1	Casino Guichard Perrachon SA	301,325	2,133
*,1	OVH Groupe SAS	169,635	2,123

		Shares	Market Value ($000)
	Vilmorin & Cie SA	44,548	2,104
*	Lisi SA	73,787	1,952
	Jacquet Metals SACA	92,407	1,797
*	SEB SA Prime De Fidelite 2025	13,702	1,559
*	Etablissements Maurel et Prom SA	398,231	1,488
	Bonduelle SCA	105,888	1,383
	Lisi (XPAR)	51,695	1,368
*	Seb SA	10,361	1,179
*	Eurazeo SE Loyalty Line 2024	16,261	1,157
*	Sodexo SA Loyalty Shares 2025	11,102	1,084
*	Believe SA	95,771	1,007
	Boiron SA	22,376	965
*,1	Orpea SA	365,908	782
*,1,2	Aramis Group SAS	112,263	444
*	Lisi SA Prime De Fidelite	3,549	94
*,1	Neoen SA Rights	36	—
			14,761,134
Germany (6.8%)
	SAP SE	8,511,419	1,074,741
	Siemens AG (Registered)	5,722,434	927,057
	Allianz SE (Registered)	3,084,988	712,126
	Deutsche Telekom AG (Registered)	25,970,402	629,322
	Mercedes-Benz Group AG	6,453,913	496,324
	Bayer AG (Registered)	7,548,132	482,187
	Infineon Technologies AG	9,996,823	410,522
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,075,687	376,099
	BASF SE	7,026,268	368,870
	Deutsche Post AG (Registered)	7,427,330	347,864
	Deutsche Boerse AG	1,410,383	274,616
	Bayerische Motoren Werke AG (XETR)	2,434,682	266,838
	adidas AG	1,288,008	228,328
	E.ON SE	16,988,155	211,922
	Volkswagen AG Preference Shares	1,544,853	210,830
	RWE AG	4,836,887	208,123
	Merck KGaA	992,710	185,076
	Deutsche Bank AG (Registered)	15,550,658	158,138
[2]	Siemens Healthineers AG	2,126,836	122,616
	Daimler Truck Holding AG	3,226,278	108,884
	Symrise AG Class A	999,881	108,811
	MTU Aero Engines AG	410,276	102,667
	Vonovia SE	5,433,648	102,342
	Beiersdorf AG	765,623	99,598
	Henkel AG & Co. KGaA Preference Shares	1,272,421	99,547
	Rheinmetall AG	332,786	98,588
	Hannover Rueck SE	460,511	90,067
	Brenntag SE	1,187,206	89,345
	Fresenius SE & Co. KGaA	3,135,072	84,657
	Commerzbank AG	7,976,760	83,981
	HeidelbergCement AG	1,110,942	81,118
*,1	Siemens Energy AG	3,625,631	79,951
	Sartorius AG Preference Shares	189,215	79,746
*	QIAGEN NV	1,689,988	76,973
*,2	Zalando SE	1,696,037	71,082
	Fresenius Medical Care AG & Co. KGaA	1,562,723	66,329
	Continental AG	828,748	62,098
	Henkel AG & Co. KGaA (XETR)	802,039	58,346
	GEA Group AG	1,256,208	57,305

		Shares	Market Value ($000)
[2]	Covestro AG	1,361,102	56,368
*	Deutsche Lufthansa AG (Registered)	4,582,054	50,964
*,2	Delivery Hero SE	1,433,996	48,921
	Puma SE	763,275	47,317
	Bayerische Motoren Werke AG Preference Shares	450,487	46,048
	Carl Zeiss Meditec AG	280,627	39,089
[1]	Volkswagen AG	216,610	37,154
[2]	Scout24 SE	584,417	34,761
	Knorr-Bremse AG	507,368	33,796
	HUGO BOSS AG	435,852	31,342
	LEG Immobilien SE	568,555	31,245
	K+S AG (Registered)	1,467,186	31,244
	Evonik Industries AG	1,462,116	30,762
	Bechtle AG	628,336	30,089
*	HelloFresh SE	1,236,938	29,498
	Nemetschek SE	416,078	28,722
	CTS Eventim AG & Co. KGaA	451,970	28,255
	AIXTRON SE	814,598	27,686
	thyssenkrupp AG	3,797,755	27,350
	LANXESS AG	661,610	27,221
*	Evotec SE	1,203,344	25,417
	Aurubis AG	268,368	24,862
	Rational AG	36,531	24,556
	Gerresheimer AG	240,130	23,810
	Freenet AG	913,918	23,748
	FUCHS PETROLUB SE Preference Shares	534,549	21,796
	KION Group AG	552,820	21,435
	Telefonica Deutschland Holding AG	6,904,096	21,253
*	Talanx AG	406,476	18,841
	Wacker Chemie AG	114,673	18,635
*,2	TeamViewer SE	1,067,925	18,193
	Hella GmbH & Co. KGaA	175,117	15,231
*	Aareal Bank AG	458,729	15,021
*,1	RTL Group SA	298,119	14,686
	Hensoldt AG	404,564	14,584
	Encavis AG	836,295	14,366
*	Nordex SE	961,614	14,134
*,2	Befesa SA	307,882	13,990
*	Fraport AG Frankfurt Airport Services Worldwide	275,561	13,891
	Duerr AG	379,104	13,622
	HOCHTIEF AG	162,370	13,580
	Jenoptik AG	392,983	13,392
[1]	ProSiebenSat.1 Media SE	1,292,075	13,161
	Krones AG	110,849	13,112
	Stabilus SE	186,212	13,018
	Sixt SE (XETR)	95,924	12,777
	Siltronic AG	160,815	11,762
	Salzgitter AG	293,838	11,639
	United Internet AG (Registered)	669,481	11,541
	Sixt SE Preference Shares	134,769	10,953
	Suedzucker AG	603,016	10,131
*	Vitesco Technologies Group AG Class A	138,174	9,992
[1]	Stroeer SE & Co. KGaA	188,999	9,984
	CompuGroup Medical SE & Co. KGaA	186,167	9,590
	Bilfinger SE	215,489	9,138
	FUCHS PETROLUB SE	255,769	8,754
	CANCOM SE	254,405	8,720
*	METRO AG	992,090	8,527

		Shares	Market Value ($000)
[2]	Deutsche Pfandbriefbank AG	950,636	8,241
[2]	DWS Group GmbH & Co. KGaA	266,958	8,218
	Software AG	374,011	8,203
	TAG Immobilien AG	1,156,400	8,005
	Fielmann AG	188,593	7,866
	Kontron AG	363,843	7,600
[1]	Aroundtown SA	5,300,628	7,577
	Deutsche Wohnen SE	377,336	7,418
	Traton SE	378,509	7,411
*	SMA Solar Technology AG	67,269	7,245
	VERBIO Vereinigte BioEnergie AG	153,130	7,194
*,1	Nagarro SE	61,468	6,263
	Synlab AG	594,530	6,189
	Deutz AG	924,754	6,001
	Kloeckner & Co. SE	557,712	5,996
	Sartorius AG	17,277	5,959
	Norma Group SE	240,764	5,690
*	flatexDEGIRO AG	657,383	5,683
[1]	GRENKE AG	202,688	5,622
*	SUSE SA	300,779	5,467
	Atoss Software AG	29,740	5,378
	Dermapharm Holding SE	128,820	5,301
	Grand City Properties SA	737,501	5,245
*,1,2	Auto1 Group SE	731,989	5,193
	Hornbach Holding AG & Co. KGaA	64,617	5,172
	KWS Saat SE & Co. KGaA	77,957	5,164
	GFT Technologies SE	129,886	5,057
*,2	Shop Apotheke Europe NV	55,391	5,012
[1]	PNE AG	328,431	4,901
	BayWa AG	109,288	4,830
	Eckert & Ziegler Strahlen- und Medizintechnik AG	106,130	4,797
	Adesso SE	27,761	4,444
*	Hypoport SE	31,428	4,340
	Indus Holding AG	158,554	4,301
*,1	MorphoSys AG	263,070	4,175
	Wacker Neuson SE	190,192	3,982
	Takkt AG	247,796	3,911
	New Work SE	21,461	3,900
[1]	CECONOMY AG	1,422,599	3,878
	1&1 AG	346,231	3,801
*,1	SGL Carbon SE	380,421	3,759
	STRATEC SE	53,639	3,657
[1]	DIC Asset AG	410,937	3,533
	PATRIZIA SE	320,064	3,343
*	TUI AG Rights Exp. 17/4/23	2,479,192	3,272
*	ADVA Optical Networking SE	137,795	3,236
	Energiekontor AG	44,852	3,235
[1]	Deutsche Beteiligungs AG	105,032	3,182
	Vossloh AG	67,543	3,139
	Draegerwerk AG & Co. KGaA Preference Shares	63,721	2,931
[1]	Varta AG	104,816	2,878
	Wuestenrot & Wuerttembergische AG	145,247	2,540
[1]	Secunet Security Networks AG	10,672	2,365
	Hamburger Hafen und Logistik AG	189,075	2,336
	ElringKlinger AG	211,310	2,164
	Basler AG	89,131	2,153
[2]	Instone Real Estate Group SE	247,586	2,098
	Bertrandt AG	37,572	2,041

		Shares	Market Value ($000)
[1]	Deutsche EuroShop AG	91,692	1,915
	CropEnergies AG	152,269	1,872
*,1	About You Holding SE	245,573	1,362
	Draegerwerk AG & Co. KGaA (XETR)	24,155	1,023
			10,971,372
Hong Kong (2.4%)
	AIA Group Ltd.	89,802,956	941,796
	Hong Kong Exchanges & Clearing Ltd.	9,742,599	431,838
	Sun Hung Kai Properties Ltd.	10,914,503	152,908
	CK Hutchison Holdings Ltd.	20,479,514	126,700
	Link REIT	19,436,037	124,978
*	Galaxy Entertainment Group Ltd.	16,544,879	110,671
	Techtronic Industries Co. Ltd.	10,072,212	109,134
	CLP Holdings Ltd.	12,600,721	91,054
	CK Asset Holdings Ltd.	14,984,301	90,845
	BOC Hong Kong Holdings Ltd.	27,565,439	85,818
	Hang Seng Bank Ltd.	5,568,315	79,155
	Jardine Matheson Holdings Ltd.	1,514,424	73,665
	Hong Kong & China Gas Co. Ltd.	83,510,076	73,523
	Wharf Real Estate Investment Co. Ltd.	11,866,940	68,322
*	Sands China Ltd.	18,450,142	64,096
	Lenovo Group Ltd.	57,302,312	62,082
	Power Assets Holdings Ltd.	10,526,573	56,473
	MTR Corp. Ltd.	11,080,336	53,477
*,2	Budweiser Brewing Co. APAC Ltd.	12,971,363	39,476
	Sino Land Co. Ltd.	29,087,785	39,336
	Hongkong Land Holdings Ltd.	8,548,108	37,607
[2]	WH Group Ltd.	60,151,417	35,859
	Henderson Land Development Co. Ltd.	9,995,969	34,584
*,2	Samsonite International SA	9,942,299	30,829
	New World Development Co. Ltd.	10,782,367	28,903
	Xinyi Glass Holdings Ltd.	15,730,536	28,140
	PRADA SpA	3,943,549	27,964
[2]	ESR Group Ltd.	15,390,954	27,600
	Chow Tai Fook Jewellery Group Ltd.	13,406,712	26,640
	Hang Lung Properties Ltd.	13,875,093	25,963
	Swire Pacific Ltd. Class A	3,263,394	25,079
	CK Infrastructure Holdings Ltd.	4,508,059	24,528
	ASMPT Ltd.	2,378,501	23,590
	Want Want China Holdings Ltd.	33,075,658	21,281
	Swire Properties Ltd.	8,064,600	20,756
	SITC International Holdings Co. Ltd.	9,094,736	19,546
	Orient Overseas International Ltd.	1,000,527	19,206
	Wharf Holdings Ltd.	7,299,898	16,702
	PCCW Ltd.	32,139,641	16,043
	Pacific Basin Shipping Ltd.	36,529,261	14,137
	Hysan Development Co. Ltd.	4,628,079	13,157
[1]	AAC Technologies Holdings Inc.	5,196,331	12,852
[2]	BOC Aviation Ltd.	1,589,967	12,330
	Vitasoy International Holdings Ltd.	6,169,174	11,952
	Kerry Properties Ltd.	4,635,779	11,840
	Hang Lung Group Ltd.	6,688,993	11,810
*	Wynn Macau Ltd.	11,259,116	11,104
	NWS Holdings Ltd.	10,987,458	9,837
*	HUTCHMED China Ltd.	3,716,545	9,814
	Man Wah Holdings Ltd.	11,743,903	9,677
[2]	Js Global Lifestyle Co. Ltd.	9,349,625	9,588
	Bank of East Asia Ltd.	7,405,704	9,408

		Shares	Market Value ($000)
	Swire Pacific Ltd. Class B	7,324,458	9,063
	NagaCorp Ltd.	11,551,244	9,015
*,1	SJM Holdings Ltd.	18,006,247	9,011
	Fortune REIT	10,618,182	8,795
	L'Occitane International SA	3,451,317	8,641
	Luk Fook Holdings International Ltd.	2,624,653	8,397
*	Shangri-La Asia Ltd.	8,508,314	7,977
	Yue Yuen Industrial Holdings Ltd.	5,348,866	7,524
	VTech Holdings Ltd.	1,218,819	7,294
*,1	Cathay Pacific Airways Ltd.	7,567,453	7,285
	DFI Retail Group Holdings Ltd.	2,328,705	7,069
*,1	MGM China Holdings Ltd.	5,703,609	7,051
*	Melco International Development Ltd.	5,909,627	6,894
*	United Energy Group Ltd.	57,313,098	6,778
	Champion REIT	15,055,036	6,476
	First Pacific Co. Ltd.	17,548,433	5,640
*,1	Cowell e Holdings Inc.	2,279,722	5,453
*	MMG Ltd.	18,519,153	5,432
*,1	Vobile Group Ltd.	11,808,230	4,971
	CITIC Telecom International Holdings Ltd.	11,578,932	4,722
[1]	HKBN Ltd.	5,877,493	4,349
*,1	Theme International Holdings Ltd.	37,798,893	4,098
*	China Travel International Investment Hong Kong Ltd.	19,918,609	4,094
	Nexteer Automotive Group Ltd.	6,273,777	3,962
*,2	Sirnaomics Ltd.	547,787	3,946
[1]	LK Technology Holdings Ltd.	2,832,966	3,519
	Stella International Holdings Ltd.	3,279,948	3,487
[1]	Huabao International Holdings Ltd.	7,396,172	3,459
	Sunlight REIT	8,244,663	3,362
	Cafe de Coral Holdings Ltd.	2,520,597	3,345
	K Wah International Holdings Ltd.	9,284,489	3,300
	Kerry Logistics Network Ltd.	2,045,005	3,177
*	Super Hi International Holding Ltd.	1,252,000	3,145
	Johnson Electric Holdings Ltd.	2,743,627	3,115
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,784,616	3,067
*,2	Hua Medicine	6,369,033	2,939
	Jinchuan Group International Resources Co. Ltd.	35,817,802	2,880
*	Television Broadcasts Ltd.	2,268,705	2,858
	VSTECS Holdings Ltd.	4,842,750	2,839
	Dah Sing Financial Holdings Ltd.	1,064,907	2,735
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	2,918,512	2,704
	SUNeVision Holdings Ltd.	4,649,962	2,645
	United Laboratories International Holdings Ltd.	3,707,064	2,573
	Giordano International Ltd.	8,467,774	2,531
	Chow Sang Sang Holdings International Ltd.	1,748,991	2,431
*	IGG Inc.	6,179,344	2,424
	Prosperity REIT	9,500,983	2,421
	EC Healthcare	3,003,207	2,399
	Hong Kong Technology Venture Co. Ltd.	4,101,959	2,387
	Value Partners Group Ltd.	7,254,044	2,308
	Far East Consortium International Ltd.	9,219,460	2,267
	Dah Sing Banking Group Ltd.	2,788,823	2,136
*,1	Sa Sa International Holdings Ltd.	8,676,035	2,032
*,1	C-Mer Eye Care Holdings Ltd.	3,381,601	1,986
*,2	Fosun Tourism Group	1,540,200	1,975
*,1,2	FIT Hon Teng Ltd.	8,137,481	1,909
*,1	Realord Group Holdings Ltd.	2,759,595	1,906
[1]	Powerlong Real Estate Holdings Ltd.	11,003,943	1,897

		Shares	Market Value ($000)
	SmarTone Telecommunications Holdings Ltd.	2,725,909	1,747
*	Esprit Holdings Ltd.	20,069,718	1,739
	Texhong International Group Ltd.	2,224,858	1,707
*,1	Haitong International Securities Group Ltd.	20,449,843	1,697
*	Shun Tak Holdings Ltd.	9,005,763	1,653
	Sun Hung Kai & Co. Ltd.	4,226,130	1,612
*,1,2	Everest Medicines Ltd.	816,509	1,603
	Truly International Holdings Ltd.	11,368,294	1,582
	Guotai Junan International Holdings Ltd.	19,081,503	1,558
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,868,014	1,400
*,1,2	Frontage Holdings Corp.	4,596,348	1,385
	Asia Cement China Holdings Corp.	3,035,794	1,303
	Vesync Co. Ltd.	2,899,865	1,182
	CITIC Resources Holdings Ltd.	17,603,284	1,043
[1]	Powerlong Commercial Management Holdings Ltd.	1,266,184	916
*,1	Apollo Future Mobility Group Ltd.	43,175,237	865
*	Chinese Estates Holdings Ltd.	2,742,788	863
	Dynam Japan Holdings Co. Ltd.	1,245,517	824
	Singamas Container Holdings Ltd.	10,297,574	816
*,2	IMAX China Holding Inc.	830,321	811
*,1,2	Antengene Corp. Ltd.	2,121,569	787
	Texwinca Holdings Ltd.	4,482,702	769
*,1,2	JW Cayman Therapeutics Co. Ltd.	1,542,426	716
*,1	OCI International Holdings Ltd.	7,242,566	662
[1]	CMBC Capital Holdings Ltd.	2,532,178	442
*	Digital Domain Holdings Ltd.	10,801,399	372
*,1	Glory Sun Financial Group Ltd.	9,712,196	210
*,2	VPower Group International Holdings Ltd.	3,119,279	131
*	Convoy Inc.	62,200,399	12
*,3	Brightoil Petroleum Holdings Ltd.	10,098,301	—
*,3	MH Development NPV	2,274,000	—
*,3	Agritrade Resources Ltd.	14,695,000	—
			3,796,175
Ireland (0.2%)
	Kerry Group plc Class A	1,183,285	118,004
	Bank of Ireland Group plc	8,240,822	83,383
	Kingspan Group plc	1,159,692	79,468
	AIB Group plc	8,829,565	35,738
	Glanbia plc (XDUB)	1,388,886	20,056
*	Dalata Hotel Group plc	1,721,121	7,804
[3]	Irish Bank Resolution Corp.	257,065	—
			344,453
Israel (0.6%)
*	Nice Ltd.	488,122	111,193
	Bank Leumi Le-Israel BM	11,783,238	89,138
	Bank Hapoalim BM	10,261,079	85,398
*	Teva Pharmaceutical Industries Ltd.	7,663,020	68,045
	Israel Discount Bank Ltd. Class A	9,492,214	46,628
	ICL Group Ltd.	5,540,548	37,540
*	Tower Semiconductor Ltd.	840,800	35,842
	Mizrahi Tefahot Bank Ltd.	1,047,023	32,823
	Elbit Systems Ltd.	186,916	31,834
*	Nova Ltd.	220,013	23,001
	Bezeq The Israeli Telecommunication Corp. Ltd.	15,592,804	21,229
	Azrieli Group Ltd.	280,542	16,119
	First International Bank of Israel Ltd.	399,391	14,137
	Mivne Real Estate KD Ltd.	4,970,385	13,755

		Shares	Market Value ($000)
*	Enlight Renewable Energy Ltd.	768,659	12,877
*	Perion Network Ltd.	308,681	12,032
	Shufersal Ltd.	2,067,723	10,033
	Israel Corp. Ltd.	28,274	9,330
	Phoenix Holdings Ltd.	922,666	9,164
*	Big Shopping Centers Ltd.	104,866	8,699
	Melisron Ltd.	133,185	8,369
*	Paz Oil Co. Ltd.	75,310	7,374
	Strauss Group Ltd.	321,408	7,269
	Harel Insurance Investments & Financial Services Ltd.	839,638	7,080
*	Airport City Ltd.	519,061	6,872
	Delek Group Ltd.	60,169	6,699
*	Clal Insurance Enterprises Holdings Ltd.	486,481	6,618
*	REIT 1 Ltd.	1,510,395	6,617
	Amot Investments Ltd.	1,285,789	6,525
	Alony Hetz Properties & Investments Ltd.	829,669	6,517
	Isracard Ltd.	1,460,187	6,103
	Shapir Engineering & Industry Ltd.	862,440	6,102
	Electra Ltd.	13,469	5,719
*	Camtek Ltd.	203,905	5,647
	Sapiens International Corp. NV	240,616	5,178
	FIBI Holdings Ltd.	133,781	5,031
*	OPC Energy Ltd.	641,707	4,785
*	Fattal Holdings 1998 Ltd.	48,510	4,543
	Hilan Ltd.	108,806	4,540
	Fox Wizel Ltd.	52,132	4,453
	Energix-Renewable Energies Ltd.	1,582,279	4,441
	Ashtrom Group Ltd.	291,075	4,378
	Matrix IT Ltd.	240,847	4,245
	Formula Systems 1985 Ltd.	58,697	3,894
	Delek Automotive Systems Ltd.	410,728	3,824
*	Partner Communications Co. Ltd.	806,529	3,736
	Maytronics Ltd.	340,349	3,623
	Kenon Holdings Ltd.	120,855	3,556
	Menora Mivtachim Holdings Ltd.	170,392	3,469
	Sella Capital Real Estate Ltd.	1,713,456	3,464
	Summit Real Estate Holdings Ltd.	304,868	3,373
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	56,450	3,356
	One Software Technologies Ltd.	326,328	3,331
*	Shikun & Binui Ltd.	1,768,817	3,313
*	Equital Ltd.	134,887	3,232
	Mega Or Holdings Ltd.	149,909	3,228
	Oil Refineries Ltd.	11,520,054	3,153
	Delta Galil Ltd.	71,442	2,833
	Danel Adir Yeoshua Ltd.	37,223	2,731
	AudioCodes Ltd.	183,398	2,706
	Elco Ltd.	71,825	2,615
*	Migdal Insurance & Financial Holdings Ltd.	2,391,206	2,556
*	Cellcom Israel Ltd.	666,229	2,411
	G City Ltd.	609,030	2,024
	Israel Canada T.R Ltd.	1,024,870	1,875
	Gav-Yam Lands Corp. Ltd.	206,161	1,511
	IDI Insurance Co. Ltd.	56,572	1,391
*	AFI Properties Ltd.	46,131	1,216
*	Kamada Ltd.	257,394	1,211
*	Gilat Satellite Networks Ltd.	205,065	1,037
	Naphtha Israel Petroleum Corp. Ltd.	228,604	971
*	Allot Ltd.	231,923	653

		Shares	Market Value ($000)
*	Compugen Ltd.	26,119	19
			900,234
Italy (2.2%)
	Enel SpA	59,642,741	363,758
	Intesa Sanpaolo SpA	124,431,406	319,346
[1]	Stellantis NV	15,941,046	289,908
	UniCredit SpA	14,401,977	271,447
	Ferrari NV	924,273	250,463
	Eni SpA	16,992,524	236,984
	Assicurazioni Generali SpA	10,397,725	207,171
	CNH Industrial NV	7,578,574	115,961
	Moncler SpA	1,563,061	107,963
	Snam SpA	17,105,706	90,695
	Terna - Rete Elettrica Nazionale	10,819,510	88,800
	Prysmian SpA	2,023,184	84,955
	FinecoBank Banca Fineco SpA	4,691,833	71,884
	Tenaris SA	3,584,804	50,794
	Mediobanca Banca di Credito Finanziario SpA	4,886,906	49,108
	Davide Campari-Milano NV	3,815,829	46,560
	Banco BPM SpA	10,533,988	41,149
	Leonardo SpA	3,061,300	35,902
[2]	Poste Italiane SpA	3,496,244	35,653
[2]	Infrastrutture Wireless Italiane SpA	2,696,060	35,422
*,2	Nexi SpA	4,274,901	34,743
	Amplifon SpA	989,112	34,283
	Interpump Group SpA	611,192	34,275
	Recordati Industria Chimica e Farmaceutica SpA	746,924	31,594
*,1	Telecom Italia SpA (MTAA)	82,048,415	27,058
	Brunello Cucinelli SpA	255,143	25,314
	Italgas SpA	3,758,044	22,922
	Reply SpA	172,877	21,709
	BPER Banca	8,083,298	19,888
	A2A SpA	11,758,237	18,764
[2]	Pirelli & C SpA	3,738,313	18,728
	DiaSorin SpA	168,490	17,756
	Azimut Holding SpA	824,503	17,593
	Hera SpA	6,073,728	17,169
	Unipol Gruppo SpA	3,298,406	16,933
	Banca Mediolanum SpA	1,842,366	16,677
	Brembo SpA	1,109,921	16,248
	Buzzi Unicem SpA	656,418	15,932
*	Telecom Italia SpA	46,711,312	15,017
*	Iveco Group NV	1,513,298	14,312
[2]	BFF Bank SpA	1,407,531	13,966
	Banca Generali SpA	423,281	13,475
	ERG SpA	426,342	12,937
	Banca Popolare di Sondrio SpA	2,951,476	12,497
	De' Longhi SpA	530,383	12,102
*	Saipem SpA	8,067,897	12,080
*	Autogrill SpA	1,457,599	10,442
	Salvatore Ferragamo SpA	530,580	9,705
	Iren SpA	4,967,368	9,527
[2]	Carel Industries SpA	338,396	9,236
[2]	Technogym SpA	1,016,304	9,041
	UnipolSai Assicurazioni SpA	3,267,865	8,250
[2]	Enav SpA	1,903,029	7,965
	SOL SpA	283,013	7,563
	Sesa SpA	56,417	7,541

		Shares	Market Value ($000)
	Saras SpA	4,607,387	7,159
	Tamburi Investment Partners SpA	777,851	7,010
*	Banca Monte dei Paschi di Siena SpA	3,153,311	6,852
[2]	Anima Holding SpA	1,681,112	6,832
	Danieli & C Officine Meccaniche SpA	302,211	5,996
[1]	Webuild SpA (MTAA)	2,449,003	5,565
	Piaggio & C SpA	1,285,557	5,480
[1]	Maire Tecnimont SpA	1,238,934	5,322
	El.En. SpA	397,935	5,202
	Zignago Vetro SpA	236,828	4,609
	Sanlorenzo SpA	102,761	4,465
	ACEA SpA	323,390	4,422
	Credito Emiliano SpA	584,888	4,325
[2]	RAI Way SpA	702,835	4,231
	Salcef Group SpA	168,895	3,926
	Gruppo MutuiOnline SpA	129,783	3,673
	MARR SpA	244,174	3,511
*,2	GVS SpA	517,209	3,448
	Tinexta SpA	149,401	3,243
	Italmobiliare SpA	109,819	3,083
	Cementir Holding NV	360,165	3,082
[2]	doValue SpA	445,272	3,047
	Banca IFIS SpA	186,827	2,826
*	Tod's SpA	63,419	2,625
*,1	Juventus Football Club SpA	7,129,589	2,565
	Danieli & C Officine Meccaniche SpA (MTAA)	90,460	2,396
*,1	Fincantieri SpA	3,533,478	2,263
	MFE-MediaForEurope NV Class A	4,473,330	2,058
	Arnoldo Mondadori Editore SpA	904,217	1,917
	Biesse SpA	101,247	1,612
	Immobiliare Grande Distribuzione SIIQ SpA	519,346	1,593
	Alerion Cleanpower SpA	46,878	1,505
[1]	MFE-MediaForEurope NV Class B	2,012,358	1,375
	Datalogic SpA	134,038	1,125
	Rizzoli Corriere Della Sera Mediagroup SpA	766,888	637
*,1	Webuild SpA	196,679	207
*	CIR SpA-Compagnie Industriali	191,449	80
			3,516,432
Japan (20.1%)
	Toyota Motor Corp.	91,907,178	1,308,336
	Sony Group Corp.	9,479,548	863,429
	Keyence Corp.	1,495,045	732,735
	Mitsubishi UFJ Financial Group Inc.	89,083,478	570,906
	Daiichi Sankyo Co. Ltd.	14,426,109	526,231
	Shin-Etsu Chemical Co. Ltd.	14,854,320	482,187
	Tokyo Electron Ltd.	3,404,481	415,912
	Sumitomo Mitsui Financial Group Inc.	9,851,698	394,241
	Hitachi Ltd.	6,905,037	379,506
	Takeda Pharmaceutical Co. Ltd.	11,551,232	379,384
	KDDI Corp.	12,251,613	377,812
	Daikin Industries Ltd.	2,034,465	364,996
	Mitsui & Co. Ltd.	11,473,065	357,614
	Honda Motor Co. Ltd.	12,765,310	337,657
	ITOCHU Corp.	10,264,019	334,263
	Mitsubishi Corp.	8,993,418	323,192
	Nintendo Co. Ltd.	8,056,590	312,931
	Hoya Corp.	2,646,528	292,474
	SoftBank Group Corp.	7,430,256	292,110

		Shares	Market Value ($000)
	Recruit Holdings Co. Ltd.	10,368,707	285,233
	Mizuho Financial Group Inc.	19,470,378	275,848
	Tokio Marine Holdings Inc.	14,302,561	275,252
	Seven & i Holdings Co. Ltd.	5,904,418	266,727
	FANUC Corp.	7,367,390	266,053
	Nippon Telegraph & Telephone Corp.	8,824,599	263,703
	Murata Manufacturing Co. Ltd.	4,303,505	262,278
	Fast Retailing Co. Ltd.	1,182,832	258,937
	Oriental Land Co. Ltd.	7,191,290	246,224
	Softbank Corp.	20,971,991	242,097
	SMC Corp.	432,412	229,229
	Astellas Pharma Inc.	14,042,438	199,505
	Japan Tobacco Inc.	9,086,396	191,937
	Denso Corp.	3,384,690	191,057
	Fujitsu Ltd.	1,379,739	186,444
	Nidec Corp.	3,543,426	184,403
	Mitsubishi Electric Corp.	14,916,614	178,256
	Bridgestone Corp.	4,306,730	174,951
	Komatsu Ltd.	7,025,843	174,418
	Olympus Corp.	9,476,177	166,428
	Central Japan Railway Co.	1,390,626	165,929
	Canon Inc.	7,415,847	165,150
	Marubeni Corp.	11,724,103	159,444
	East Japan Railway Co.	2,770,207	153,308
	Sumitomo Corp.	8,600,878	152,368
	ORIX Corp.	9,048,088	149,185
	Nippon Steel Corp.	6,262,301	147,674
	Panasonic Holdings Corp.	16,362,304	146,395
	Shiseido Co. Ltd.	2,978,802	139,656
	Asahi Group Holdings Ltd.	3,722,015	138,526
	FUJIFILM Holdings Corp.	2,717,582	137,953
	Kao Corp.	3,503,743	136,384
	Dai-ichi Life Holdings Inc.	7,370,650	135,498
*	Renesas Electronics Corp.	9,314,187	134,877
	Terumo Corp.	4,978,536	134,646
	Advantest Corp.	1,421,896	131,819
	Mitsui Fudosan Co. Ltd.	6,975,065	131,023
	Japan Post Holdings Co. Ltd.	16,129,030	130,903
	Suzuki Motor Corp.	3,472,259	126,451
	Ajinomoto Co. Inc.	3,628,551	126,230
	Kubota Corp.	8,296,250	125,782
	Chugai Pharmaceutical Co. Ltd.	4,993,152	123,294
	Unicharm Corp.	2,976,662	122,358
	Kyocera Corp.	2,334,328	121,772
	Daiwa House Industry Co. Ltd.	4,910,519	115,698
	Eisai Co. Ltd.	2,028,762	115,233
	Toshiba Corp.	3,234,971	108,629
	MS&AD Insurance Group Holdings Inc.	3,452,564	106,998
	Aeon Co. Ltd.	5,398,998	104,745
	Lasertec Corp.	582,061	103,420
	Shimano Inc.	589,662	102,239
	Otsuka Holdings Co. Ltd.	3,219,601	102,221
	Mitsubishi Estate Co. Ltd.	8,536,716	101,541
	TDK Corp.	2,759,170	99,044
	Bandai Namco Holdings Inc.	4,487,946	96,756
	Sysmex Corp.	1,454,390	95,454
	Sumitomo Mitsui Trust Holdings Inc.	2,768,230	95,105
	Sompo Holdings Inc.	2,369,921	93,908

		Shares	Market Value ($000)
[1]	Japan Post Bank Co. Ltd.	11,492,829	93,867
	Shionogi & Co. Ltd.	2,038,097	91,929
	Secom Co. Ltd.	1,479,502	91,178
	Kirin Holdings Co. Ltd.	5,742,300	90,848
	Nomura Holdings Inc.	22,995,724	88,656
	Sekisui House Ltd.	4,256,082	86,744
	Yaskawa Electric Corp.	1,977,509	86,733
[1]	Nippon Yusen KK	3,697,799	86,374
	Omron Corp.	1,392,025	81,471
	M3 Inc.	3,231,207	81,326
	Obic Co. Ltd.	510,721	80,895
	Mitsubishi Heavy Industries Ltd.	2,193,099	80,796
	Resona Holdings Inc.	16,302,417	78,645
	Nomura Research Institute Ltd.	3,275,737	76,612
	ENEOS Holdings Inc.	21,690,424	76,101
	NEC Corp.	1,965,022	75,860
	Inpex Corp.	7,168,263	75,858
	Subaru Corp.	4,678,479	74,685
	Disco Corp.	639,969	74,449
	Sumitomo Electric Industries Ltd.	5,762,339	74,028
	Nippon Paint Holdings Co. Ltd.	7,776,281	73,121
	Nexon Co. Ltd.	3,059,215	73,050
	West Japan Railway Co.	1,769,455	72,887
	Nitto Denko Corp.	1,125,224	72,826
	Toyota Tsusho Corp.	1,705,313	72,710
	Yakult Honsha Co. Ltd.	992,625	72,125
	Kikkoman Corp.	1,396,000	71,271
	Sumitomo Metal Mining Co. Ltd.	1,813,295	69,384
	Nitori Holdings Co. Ltd.	574,137	69,334
	Toyota Industries Corp.	1,228,043	68,416
	Sumitomo Realty & Development Co. Ltd.	3,027,988	68,376
	Ono Pharmaceutical Co. Ltd.	3,217,806	67,053
	Toray Industries Inc.	11,633,107	66,550
	Asahi Kasei Corp.	9,478,308	66,387
	Shimadzu Corp.	2,060,854	64,696
[1]	Mitsui OSK Lines Ltd.	2,557,510	64,136
[1]	NTT Data Corp.	4,832,592	63,532
	Japan Exchange Group Inc.	4,057,252	62,051
	Tokyu Corp.	4,651,657	61,923
	Yamaha Motor Co. Ltd.	2,336,303	61,143
	MINEBEA MITSUMI Inc.	3,176,098	60,652
	Tokyo Gas Co. Ltd.	3,193,178	60,010
	Pan Pacific International Holdings Corp.	3,063,338	59,264
	Mitsubishi Chemical Group Corp.	9,778,894	58,160
	Z Holdings Corp.	20,014,210	56,749
	Chubu Electric Power Co. Inc.	5,367,581	56,625
	Dentsu Group Inc.	1,590,492	56,062
	Nissan Motor Co. Ltd.	14,800,029	56,012
	Dai Nippon Printing Co. Ltd.	1,991,729	55,765
	Kansai Electric Power Co. Inc.	5,556,799	54,117
	MISUMI Group Inc.	2,135,650	53,665
	AGC Inc.	1,418,173	52,871
	Hamamatsu Photonics KK	978,297	52,771
	Rohm Co. Ltd.	628,320	52,368
[1]	Daiwa Securities Group Inc.	11,022,816	51,748
	JFE Holdings Inc.	3,936,011	49,958
	MatsukiyoCocokara & Co.	940,791	49,835
	Osaka Gas Co. Ltd.	3,022,176	49,648

		Shares	Market Value ($000)
	Hankyu Hanshin Holdings Inc.	1,668,241	49,467
	Daito Trust Construction Co. Ltd.	494,550	49,272
	Nippon Building Fund Inc.	11,698	48,693
[1]	Capcom Co. Ltd.	1,358,017	48,604
	SG Holdings Co. Ltd.	3,245,571	48,126
	T&D Holdings Inc.	3,846,834	47,677
	Nissin Foods Holdings Co. Ltd.	518,779	47,437
	Isuzu Motors Ltd.	3,938,555	47,070
	MEIJI Holdings Co. Ltd.	1,974,474	46,959
	TIS Inc.	1,765,303	46,685
	Makita Corp.	1,866,837	46,493
	Nissan Chemical Corp.	1,004,502	45,621
[1]	Yamaha Corp.	1,165,618	45,021
	Kintetsu Group Holdings Co. Ltd.	1,373,710	44,253
	Trend Micro Inc.	893,992	43,860
	Yamato Holdings Co. Ltd.	2,525,681	43,354
	BayCurrent Consulting Inc.	1,033,176	42,896
*	Tokyo Electric Power Co. Holdings Inc.	11,906,657	42,533
	Kyowa Kirin Co. Ltd.	1,903,301	41,552
	Taisei Corp.	1,342,861	41,547
	Daifuku Co. Ltd.	2,229,663	41,399
	TOPPAN Inc.	2,045,872	41,229
	Mazda Motor Corp.	4,386,528	40,461
	Japan Real Estate Investment Corp.	9,987	39,801
	Kajima Corp.	3,285,569	39,648
	Obayashi Corp.	5,162,034	39,502
	Idemitsu Kosan Co. Ltd.	1,802,245	39,456
[1]	Kawasaki Kisen Kaisha Ltd.	1,697,938	38,944
	Sumitomo Chemical Co. Ltd.	11,555,711	38,908
	Nippon Prologis REIT Inc.	18,267	38,672
	SUMCO Corp.	2,568,521	38,641
	Kurita Water Industries Ltd.	843,284	38,628
	Nomura Real Estate Master Fund Inc.	34,467	38,623
	Japan Metropolitan Fund Invest	52,840	38,587
	Fuji Electric Co. Ltd.	962,411	38,006
	Asics Corp.	1,310,740	37,336
	Tobu Railway Co. Ltd.	1,555,827	37,248
	Sojitz Corp.	1,777,722	37,147
	TOTO Ltd.	1,106,525	37,073
	GLP J-REIT	34,005	36,757
	SBI Holdings Inc.	1,848,906	36,719
	Aisin Corp.	1,321,347	36,420
	Suntory Beverage & Food Ltd.	962,417	35,849
	Sekisui Chemical Co. Ltd.	2,506,035	35,592
	Mitsui Chemicals Inc.	1,304,784	33,690
	Konami Group Corp.	729,947	33,503
	Koito Manufacturing Co. Ltd.	1,761,074	33,383
	Daiwa House REIT Investment Corp.	16,274	33,346
	Ibiden Co. Ltd.	829,083	33,249
	Ricoh Co. Ltd.	4,368,906	32,772
[1]	Lixil Corp.	1,984,468	32,755
	Toho Co. Ltd.	847,671	32,499
	Keisei Electric Railway Co. Ltd.	1,053,058	32,437
	Ebara Corp.	696,140	32,415
	Hoshizaki Corp.	868,125	32,072
	Taiyo Yuden Co. Ltd.	944,248	31,839
	Hirose Electric Co. Ltd.	242,404	31,713
	JSR Corp.	1,335,250	31,587

		Shares	Market Value ($000)
	NIPPON EXPRESS HOLDINGS Inc.	520,697	31,419
	Rohto Pharmaceutical Co. Ltd.	1,484,514	31,068
	Keio Corp.	881,227	30,944
	Concordia Financial Group Ltd.	8,366,135	30,837
[1]	NGK Spark Plug Co. Ltd.	1,488,676	30,805
	Odakyu Electric Railway Co. Ltd.	2,363,381	30,748
	Yokogawa Electric Corp.	1,862,689	30,331
	Kobe Bussan Co. Ltd.	1,071,074	29,907
	Isetan Mitsukoshi Holdings Ltd.	2,668,240	29,874
	Chiba Bank Ltd.	4,569,614	29,494
	Rakuten Group Inc.	6,241,210	29,108
	Tosoh Corp.	2,127,511	28,912
	Toyo Suisan Kaisha Ltd.	688,237	28,762
	Square Enix Holdings Co. Ltd.	594,414	28,565
[1]	Seiko Epson Corp.	1,991,685	28,457
	Kobayashi Pharmaceutical Co. Ltd.	455,604	27,864
	Otsuka Corp.	783,839	27,838
	USS Co. Ltd.	1,596,631	27,701
	McDonald's Holdings Co. Japan Ltd.	658,300	27,371
	Persol Holdings Co. Ltd.	1,357,837	27,340
	CyberAgent Inc.	3,193,837	27,061
	GMO Payment Gateway Inc.	312,250	27,034
[1]	Shizuoka Financial Group Inc.	3,763,463	27,025
	Kyushu Railway Co.	1,210,577	26,935
[1]	SCREEN Holdings Co. Ltd.	302,372	26,822
	Brother Industries Ltd.	1,779,580	26,811
	Oji Holdings Corp.	6,750,281	26,727
[1]	Azbil Corp.	969,008	26,541
	Asahi Intecc Co. Ltd.	1,498,995	26,485
*	ANA Holdings Inc.	1,210,088	26,301
	Kose Corp.	221,246	26,297
	Hulic Co. Ltd.	3,173,602	26,104
[1]	Bank of Kyoto Ltd.	549,140	25,974
	Goldwin Inc.	270,626	25,820
	NGK Insulators Ltd.	1,934,887	25,658
	Stanley Electric Co. Ltd.	1,153,301	25,638
	Orix JREIT Inc.	20,182	25,589
	Mitsubishi HC Capital Inc.	4,910,841	25,358
	IHI Corp.	979,590	24,607
	United Urban Investment Corp.	22,765	24,562
	Kawasaki Heavy Industries Ltd.	1,115,807	24,427
	Nikon Corp.	2,360,398	24,232
	Kuraray Co. Ltd.	2,579,770	23,728
	Advance Residence Investment Corp.	9,899	23,635
	NOF Corp.	504,001	23,552
	Fukuoka Financial Group Inc.	1,223,942	23,550
	Hikari Tsushin Inc.	166,379	23,381
	Sega Sammy Holdings Inc.	1,214,319	23,081
	Shimizu Corp.	4,070,031	23,066
	Nisshin Seifun Group Inc.	1,965,019	22,996
	Nagoya Railroad Co. Ltd.	1,489,132	22,985
	TechnoPro Holdings Inc.	827,330	22,947
	Haseko Corp.	1,952,762	22,698
	Japan Post Insurance Co. Ltd.	1,450,122	22,601
	Resonac Holdings Corp.	1,364,968	22,537
	MonotaRO Co. Ltd.	1,786,415	22,501
	Tokyu Fudosan Holdings Corp.	4,667,997	22,420
	Amada Co. Ltd.	2,384,857	22,354

		Shares	Market Value ($000)
	Santen Pharmaceutical Co. Ltd.	2,615,102	22,344
	Skylark Holdings Co. Ltd.	1,688,678	22,045
	Japan Airlines Co. Ltd.	1,124,848	21,932
	NH Foods Ltd.	756,922	21,895
	Zensho Holdings Co. Ltd.	738,056	21,873
	Marui Group Co. Ltd.	1,409,728	21,579
	Yokohama Rubber Co. Ltd.	1,010,519	21,401
	Nabtesco Corp.	865,222	21,281
	Sumitomo Heavy Industries Ltd.	866,608	21,251
	THK Co. Ltd.	914,786	21,204
	Sumitomo Forestry Co. Ltd.	1,052,721	20,913
	Hakuhodo DY Holdings Inc.	1,830,329	20,751
	JGC Holdings Corp.	1,648,857	20,492
	Ryohin Keikaku Co. Ltd.	1,794,481	20,448
	Open House Group Co. Ltd.	543,637	20,386
	Lion Corp.	1,884,554	20,364
*	Japan Airport Terminal Co. Ltd.	407,496	20,356
	Electric Power Development Co. Ltd.	1,264,223	20,321
*	Kyushu Electric Power Co. Inc.	3,549,489	20,284
	Food & Life Cos. Ltd.	776,789	20,271
[1]	Cosmo Energy Holdings Co. Ltd.	624,623	20,235
	Mitsubishi Gas Chemical Co. Inc.	1,357,010	20,192
[1]	Koei Tecmo Holdings Co. Ltd.	1,115,948	20,169
	Kobe Steel Ltd.	2,515,154	20,050
	Nippon Sanso Holdings Corp.	1,103,001	19,927
	Rinnai Corp.	807,381	19,774
	Keihan Holdings Co. Ltd.	745,629	19,458
	Japan Hotel REIT Investment Corp.	34,265	19,434
	NSK Ltd.	3,384,179	19,358
	Miura Co. Ltd.	754,064	19,340
	Sanrio Co. Ltd.	427,022	19,141
	ZOZO Inc.	831,529	19,019
	J Front Retailing Co. Ltd.	1,898,508	18,960
	Hitachi Construction Machinery Co. Ltd.	812,218	18,931
*	Mitsubishi Motors Corp.	4,781,847	18,844
	Tsuruha Holdings Inc.	280,754	18,778
	Mebuki Financial Group Inc.	7,632,731	18,662
	Nankai Electric Railway Co. Ltd.	839,265	18,526
	Nomura Real Estate Holdings Inc.	833,217	18,450
	Tokyo Tatemono Co. Ltd.	1,510,832	18,446
	Kansai Paint Co. Ltd.	1,360,173	18,434
	Japan Prime Realty Investment Corp.	6,982	18,393
	Itochu Techno-Solutions Corp.	736,207	18,140
*	Tohoku Electric Power Co. Inc.	3,645,058	18,118
	Keikyu Corp.	1,905,064	18,101
	Nifco Inc.	632,867	17,994
	Oracle Corp. Japan	248,170	17,923
	Horiba Ltd.	293,135	17,593
	Iida Group Holdings Co. Ltd.	1,069,238	17,457
	Nippon Shinyaku Co. Ltd.	395,112	17,434
	Internet Initiative Japan Inc.	833,424	17,377
	Air Water Inc.	1,365,695	17,162
	Sekisui House REIT Inc.	31,629	17,161
	Shimamura Co. Ltd.	168,098	17,109
[1]	Iwatani Corp.	386,382	16,908
	Taiheiyo Cement Corp.	882,103	16,578
	Welcia Holdings Co. Ltd.	772,784	16,544
	Alfresa Holdings Corp.	1,276,840	16,360

		Shares	Market Value ($000)
	Tokyo Ohka Kogyo Co. Ltd.	279,649	16,317
	Seibu Holdings Inc.	1,579,352	16,209
	Ulvac Inc.	370,738	16,196
[1]	Aozora Bank Ltd.	893,700	16,193
	Sanwa Holdings Corp.	1,500,431	16,097
	Nippon Accommodations Fund Inc.	3,563	16,052
[1]	Casio Computer Co. Ltd.	1,624,166	15,987
	Nichirei Corp.	789,440	15,976
[1]	Tokyo Century Corp.	476,324	15,902
	Activia Properties Inc.	5,572	15,897
	LaSalle Logiport REIT	13,691	15,888
[1]	Yamada Holdings Co. Ltd.	4,619,900	15,884
	Invincible Investment Corp.	37,663	15,853
	Industrial & Infrastructure Fund Investment Corp.	14,506	15,788
	Mitsubishi Materials Corp.	960,911	15,669
	Lawson Inc.	368,538	15,603
[1]	Shinko Electric Industries Co. Ltd.	501,559	15,602
*	Mercari Inc.	873,930	15,404
	Nihon Kohden Corp.	562,503	15,263
	Kamigumi Co. Ltd.	725,605	15,244
	Medipal Holdings Corp.	1,115,656	15,205
	Toyo Seikan Group Holdings Ltd.	1,098,242	15,177
	Japan Logistics Fund Inc.	6,826	15,167
	COMSYS Holdings Corp.	820,944	15,162
	Hisamitsu Pharmaceutical Co. Inc.	528,963	15,129
	Credit Saison Co. Ltd.	1,177,653	14,970
	Konica Minolta Inc.	3,472,537	14,956
	Nihon M&A Center Holdings Inc.	1,994,684	14,951
[1]	Kadokawa Corp.	696,844	14,883
[1]	Takashimaya Co. Ltd.	1,020,137	14,877
*	SHIFT Inc.	83,146	14,872
	NET One Systems Co. Ltd.	619,052	14,855
	Teijin Ltd.	1,406,166	14,838
	AEON REIT Investment Corp.	13,519	14,779
	Alps Alpine Co. Ltd.	1,529,237	14,717
	Zenkoku Hosho Co. Ltd.	387,343	14,616
	Hachijuni Bank Ltd.	3,359,349	14,594
	SHO-BOND Holdings Co. Ltd.	349,534	14,473
	Taisho Pharmaceutical Holdings Co. Ltd.	347,101	14,473
[1]	Workman Co. Ltd.	339,200	14,390
	Fujikura Ltd.	2,024,466	14,381
	Daicel Corp.	1,902,799	14,378
	Tokai Carbon Co. Ltd.	1,497,814	14,307
[1]	Fujitec Co. Ltd.	574,634	14,293
	Mitsui Fudosan Logistics Park Inc.	4,059	14,241
	Ito En Ltd.	435,012	14,235
*	Park24 Co. Ltd.	973,142	14,235
	SCSK Corp.	962,308	14,090
	Sundrug Co. Ltd.	503,237	13,806
	Sankyu Inc.	371,506	13,787
	Sohgo Security Services Co. Ltd.	511,847	13,786
	Denka Co. Ltd.	661,197	13,683
	Sankyo Co. Ltd.	326,254	13,622
	Mori Hills REIT Investment Corp.	12,215	13,603
	Kagome Co. Ltd.	582,346	13,581
	EXEO Group Inc.	749,844	13,573
	Kewpie Corp.	801,371	13,463
	Suzuken Co. Ltd.	531,856	13,434

		Shares	Market Value ($000)
	JTEKT Corp.	1,736,731	13,411
	Frontier Real Estate Investment Corp.	3,737	13,390
	DMG Mori Co. Ltd.	786,281	13,293
	Kakaku.com Inc.	965,406	13,252
	Kenedix Office Investment Corp.	5,726	13,245
	INFRONEER Holdings Inc.	1,709,291	13,211
	ADEKA Corp.	765,640	13,109
[1]	Daiwa Securities Living Investments Corp.	15,890	13,051
	Relo Group Inc.	815,181	13,012
	Pigeon Corp.	823,182	12,754
	Toho Gas Co. Ltd.	675,653	12,580
	Kenedix Residential Next Investment Corp.	8,072	12,475
	Sumitomo Rubber Industries Ltd.	1,370,958	12,404
	Harmonic Drive Systems Inc.	369,508	12,322
	Sapporo Holdings Ltd.	476,199	12,239
	Comforia Residential REIT Inc.	5,143	12,235
	Cosmos Pharmaceutical Corp.	135,054	12,162
	Kaneka Corp.	464,344	12,134
	Fujitsu General Ltd.	429,101	12,117
	Nagase & Co. Ltd.	786,589	12,117
	BIPROGY Inc.	492,278	12,097
	Sanken Electric Co. Ltd.	148,838	11,946
	Aeon Mall Co. Ltd.	906,341	11,896
*	Money Forward Inc.	339,323	11,874
	Nippon Gas Co. Ltd.	814,411	11,819
*	Chugoku Electric Power Co. Inc.	2,313,381	11,751
	Iyogin Holdings Inc.	2,054,260	11,676
	Coca-Cola Bottlers Japan Holdings Inc.	1,067,320	11,664
	UBE Corp.	744,474	11,564
	Seino Holdings Co. Ltd.	1,042,190	11,505
	Kinden Corp.	954,272	11,500
[1]	Sharp Corp.	1,618,694	11,445
	House Foods Group Inc.	538,548	11,419
[1]	Nippon Kayaku Co. Ltd.	1,255,398	11,374
	Zeon Corp.	1,067,041	11,312
	Nippon Electric Glass Co. Ltd.	586,570	11,311
	Calbee Inc.	541,421	11,306
[1]	Citizen Watch Co. Ltd.	1,914,817	11,266
	Dowa Holdings Co. Ltd.	350,347	11,266
[1]	Daiwabo Holdings Co. Ltd.	681,231	11,252
	Sugi Holdings Co. Ltd.	261,480	11,239
	DIC Corp.	622,747	11,218
	Tokyo Seimitsu Co. Ltd.	288,099	11,184
	Yamazaki Baking Co. Ltd.	923,355	11,159
[1]	Mitsui High-Tec Inc.	173,935	11,062
	Fuji Corp.	652,400	11,047
	Mitsubishi Estate Logistics REIT Investment Corp.	3,741	11,023
	Mabuchi Motor Co. Ltd.	377,184	11,006
	Hulic REIT Inc.	9,749	11,005
	Daiseki Co. Ltd.	345,339	10,977
	Mitsubishi Logistics Corp.	466,476	10,970
	ABC-Mart Inc.	197,785	10,945
[1]	Ship Healthcare Holdings Inc.	593,245	10,929
	Rakus Co. Ltd.	735,765	10,686
	Daido Steel Co. Ltd.	270,851	10,661
	Hirogin Holdings Inc.	2,248,792	10,633
	Topcon Corp.	785,123	10,624
	Nishi-Nippon Railroad Co. Ltd.	586,660	10,611

		Shares	Market Value ($000)
	Nakanishi Inc.	532,002	10,568
	Ushio Inc.	829,980	10,474
	Penta-Ocean Construction Co. Ltd.	2,179,751	10,416
	NTT UD REIT Investment Corp.	10,225	10,404
	Meitec Corp.	580,649	10,396
	K's Holdings Corp.	1,180,343	10,363
	Rengo Co. Ltd.	1,594,570	10,357
	Yamato Kogyo Co. Ltd.	256,154	10,355
	GS Yuasa Corp.	571,395	10,320
	Kyushu Financial Group Inc.	2,854,928	10,301
	Mitsui Mining & Smelting Co. Ltd.	422,620	10,282
	Gunma Bank Ltd.	3,069,297	10,264
	Jeol Ltd.	317,136	10,251
	Morinaga Milk Industry Co. Ltd.	284,825	10,245
	Hoshino Resorts REIT Inc.	1,963	10,216
	Sotetsu Holdings Inc.	596,025	10,212
	Takara Holdings Inc.	1,317,596	10,186
	Kotobuki Spirits Co. Ltd.	143,209	10,161
	OKUMA Corp.	226,101	10,126
	Mori Trust Sogo REIT Inc.	19,561	10,105
[1]	Maruichi Steel Tube Ltd.	455,927	10,037
	Tsumura & Co.	501,842	9,979
	Macnica Holdings Inc.	350,333	9,979
	Daiichikosho Co. Ltd.	602,486	9,957
	Seven Bank Ltd.	4,981,223	9,954
	Fuyo General Lease Co. Ltd.	145,515	9,901
*	PeptiDream Inc.	688,743	9,854
	Tokyu REIT Inc.	7,211	9,845
	Toyoda Gosei Co. Ltd.	566,974	9,782
	Yamaguchi Financial Group Inc.	1,589,710	9,740
	Ezaki Glico Co. Ltd.	383,716	9,651
	Fancl Corp.	522,989	9,627
[1]	Amano Corp.	508,048	9,599
	Nippon Shokubai Co. Ltd.	240,173	9,592
	Sumitomo Bakelite Co. Ltd.	243,877	9,547
	Daiwa Office Investment Corp.	2,084	9,532
	NSD Co. Ltd.	526,805	9,503
	TS Tech Co. Ltd.	745,990	9,473
[1]	NOK Corp.	854,918	9,471
	Anritsu Corp.	1,010,128	9,337
	SMS Co. Ltd.	382,989	9,314
	Toda Corp.	1,778,410	9,292
	Descente Ltd.	293,572	9,233
	PALTAC Corp.	241,419	9,173
[1]	Bic Camera Inc.	1,090,359	9,164
[1]	Yoshinoya Holdings Co. Ltd.	497,751	9,136
	Toyo Tire Corp.	779,267	9,121
	Fuji Soft Inc.	156,937	9,110
	Nissui Corp.	2,214,301	9,078
[1]	Aica Kogyo Co. Ltd.	394,275	9,060
	Japan Steel Works Ltd.	480,873	9,042
	DeNA Co. Ltd.	655,805	8,962
	Ferrotec Holdings Corp.	354,142	8,959
[1]	Nishi-Nippon Financial Holdings Inc.	1,082,827	8,906
	Kureha Corp.	138,604	8,880
	Ain Holdings Inc.	211,765	8,878
	Kokuyo Co. Ltd.	624,454	8,866
	77 Bank Ltd.	539,144	8,809

		Shares	Market Value ($000)
[1]	Inaba Denki Sangyo Co. Ltd.	401,208	8,770
	Japan Elevator Service Holdings Co. Ltd.	536,957	8,764
*	Hino Motors Ltd.	2,078,207	8,703
	Pilot Corp.	266,824	8,682
	NHK Spring Co. Ltd.	1,209,038	8,680
[1]	Furukawa Electric Co. Ltd.	465,637	8,673
	OSG Corp.	574,989	8,671
	Tokuyama Corp.	543,129	8,652
	Maruwa Co. Ltd.	62,029	8,649
	Heiwa Real Estate REIT Inc.	7,471	8,595
[1]	FP Corp.	345,538	8,584
	GMO internet group Inc.	440,156	8,579
[1]	Chugin Financial Group Inc.	1,273,282	8,555
	Hanwa Co. Ltd.	283,522	8,476
	Mizuho Leasing Co. Ltd.	319,140	8,467
	Yaoko Co. Ltd.	161,978	8,434
	Nichias Corp.	417,874	8,422
	Japan Excellent Inc.	9,298	8,414
	Asahi Holdings Inc.	548,326	8,379
	OBIC Business Consultants Co. Ltd.	221,156	8,378
	Fujimi Inc.	150,235	8,318
	Kenedix Retail REIT Corp.	4,688	8,307
	Hitachi Zosen Corp.	1,263,945	8,293
	NTN Corp.	3,239,939	8,268
	Toagosei Co. Ltd.	884,296	8,247
	AEON Financial Service Co. Ltd.	882,949	8,245
	Morinaga & Co. Ltd.	289,952	8,212
	Canon Marketing Japan Inc.	344,338	8,204
	SBI Shinsei Bank Ltd.	464,134	8,175
	Sawai Group Holdings Co. Ltd.	295,701	8,156
	Menicon Co. Ltd.	381,977	8,140
	Glory Ltd.	371,472	8,132
	Digital Garage Inc.	243,852	8,055
	H.U. Group Holdings Inc.	398,453	8,023
	NIPPON REIT Investment Corp.	3,319	8,019
[1]	JMDC Inc.	230,300	7,986
	Benesse Holdings Inc.	544,684	7,982
	Heiwa Corp.	401,118	7,958
	Resorttrust Inc.	498,320	7,941
[1]	Colowide Co. Ltd.	545,044	7,930
	MIRAIT ONE Corp.	636,172	7,923
[1]	As One Corp.	184,053	7,833
	Japan Material Co. Ltd.	437,688	7,829
	Sumitomo Pharma Co. Ltd.	1,270,801	7,787
	Outsourcing Inc.	787,624	7,769
	Nippon Steel Trading Corp.	110,623	7,762
	Kanematsu Corp.	621,806	7,722
	Seria Co. Ltd.	386,252	7,660
	Kyudenko Corp.	299,901	7,628
	Hazama Ando Corp.	1,178,801	7,625
	Shoei Co. Ltd.	361,472	7,595
[1]	Kyoritsu Maintenance Co. Ltd.	187,194	7,570
	Nisshinbo Holdings Inc.	984,891	7,545
	Wacoal Holdings Corp.	400,671	7,531
	Pola Orbis Holdings Inc.	573,987	7,481
	Tomy Co. Ltd.	667,304	7,471
	Toyota Boshoku Corp.	461,395	7,466
	CKD Corp.	455,552	7,439

		Shares	Market Value ($000)
[1]	Duskin Co. Ltd.	306,994	7,390
	Japan Petroleum Exploration Co. Ltd.	218,965	7,380
	Katitas Co. Ltd.	375,563	7,350
[1]	Nikkon Holdings Co. Ltd.	385,578	7,226
	Sangetsu Corp.	424,441	7,160
	Takasago Thermal Engineering Co. Ltd.	447,501	7,136
[1]	Shiga Bank Ltd.	352,011	7,130
	Sakata Seed Corp.	241,493	7,128
	Acom Co. Ltd.	2,949,925	7,113
	Izumi Co. Ltd.	297,181	7,063
[1]	Daishi Hokuetsu Financial Group Inc.	322,842	7,056
	Heiwa Real Estate Co. Ltd.	246,105	7,044
[1]	Dexerials Corp.	343,847	7,030
	Justsystems Corp.	262,760	7,025
	Tadano Ltd.	884,467	6,991
[1]	DTS Corp.	285,102	6,946
[1]	Hokuetsu Corp.	1,029,934	6,908
[1]	H2O Retailing Corp.	613,184	6,898
*	Sansan Inc.	598,995	6,869
	Sumitomo Osaka Cement Co. Ltd.	243,262	6,855
[1]	Toho Holdings Co. Ltd.	385,735	6,845
	Fukuoka REIT Corp.	5,593	6,836
[1]	Kaken Pharmaceutical Co. Ltd.	244,606	6,830
	Information Services International-Dentsu Ltd.	173,090	6,828
	Nipro Corp.	884,833	6,817
*	Shikoku Electric Power Co. Inc.	1,196,923	6,804
[1]	Toridoll Holdings Corp.	327,176	6,729
[1]	Toei Co. Ltd.	51,846	6,724
	Hokuhoku Financial Group Inc.	956,095	6,690
	Nippon Soda Co. Ltd.	189,475	6,611
[1]	Shochiku Co. Ltd.	76,314	6,598
	Benefit One Inc.	459,055	6,550
	Ichigo Office REIT Investment Corp.	8,895	6,492
	NS Solutions Corp.	240,340	6,439
	Rorze Corp.	72,372	6,422
	Okumura Corp.	269,877	6,379
	DCM Holdings Co. Ltd.	730,439	6,365
	Jaccs Co. Ltd.	191,523	6,358
	Royal Holdings Co. Ltd.	301,980	6,353
[1]	Sumitomo Warehouse Co. Ltd.	385,858	6,349
	Mani Inc.	462,892	6,339
	San-In Godo Bank Ltd.	1,134,312	6,333
	Open Up Group Inc.	432,746	6,301
	NEC Networks & System Integration Corp.	512,744	6,264
	Global One Real Estate Investment Corp.	7,840	6,181
	Kusuri No. Aoki Holdings Co. Ltd.	121,302	6,152
	Inabata & Co. Ltd.	299,435	6,089
	Tsubakimoto Chain Co.	249,986	6,087
	Mixi Inc.	300,383	6,043
[1]	TKC Corp.	217,412	6,038
	Aiful Corp.	2,217,247	6,014
[1]	EDION Corp.	616,968	5,966
	Lintec Corp.	363,712	5,959
	Japan Aviation Electronics Industry Ltd.	342,166	5,958
	Taikisha Ltd.	213,624	5,948
	Fukuyama Transporting Co. Ltd.	216,931	5,900
	TOKAI Holdings Corp.	891,887	5,877
	Tokyo Steel Manufacturing Co. Ltd.	563,715	5,822

		Shares	Market Value ($000)
*	Hokuriku Electric Power Co.	1,297,613	5,808
[1]	Fuji Kyuko Co. Ltd.	174,558	5,793
	Makino Milling Machine Co. Ltd.	157,633	5,793
[1]	Create Restaurants Holdings Inc.	757,518	5,781
	Joyful Honda Co. Ltd.	445,249	5,766
	Nextage Co. Ltd.	274,683	5,741
	Takuma Co. Ltd.	570,639	5,732
[1]	Aichi Financial Group Inc.	351,185	5,726
	Round One Corp.	1,476,341	5,712
	Milbon Co. Ltd.	138,019	5,692
	Okamura Corp.	548,939	5,669
	Wacom Co. Ltd.	1,078,135	5,648
	Takeuchi Manufacturing Co. Ltd.	254,298	5,645
[1]	Seiren Co. Ltd.	319,269	5,637
[1]	Juroku Financial Group Inc.	263,994	5,633
[1]	Iriso Electronics Co. Ltd.	150,933	5,622
	Paramount Bed Holdings Co. Ltd.	313,738	5,598
	Kandenko Co. Ltd.	791,172	5,589
	Riken Keiki Co. Ltd.	129,659	5,588
	JAFCO Group Co. Ltd.	388,613	5,566
	Organo Corp.	201,888	5,519
	Senko Group Holdings Co. Ltd.	772,365	5,516
	Toshiba TEC Corp.	185,988	5,508
*	Nippon Paper Industries Co. Ltd.	710,747	5,491
	Star Asia Investment Corp.	13,191	5,454
	Nihon Parkerizing Co. Ltd.	716,926	5,389
	Base Co. Ltd.	122,906	5,367
	Hankyu Hanshin REIT Inc.	5,115	5,352
	Toyobo Co. Ltd.	679,815	5,346
	SOSiLA Logistics REIT Inc.	5,415	5,311
	Osaka Soda Co. Ltd.	160,873	5,302
[1]	Okasan Securities Group Inc.	1,485,048	5,290
[1]	Itoham Yonekyu Holdings Inc.	1,001,313	5,287
*,1	Atom Corp.	873,640	5,276
[1]	Nishimatsu Construction Co. Ltd.	203,598	5,264
*,1	RENOVA Inc.	348,479	5,255
	Kiyo Bank Ltd.	463,327	5,204
	Nojima Corp.	487,384	5,154
	Daihen Corp.	152,734	5,134
	Trusco Nakayama Corp.	301,684	5,125
	Fuji Oil Holdings Inc.	351,665	5,110
[1]	Kumagai Gumi Co. Ltd.	252,550	5,070
[1]	Hokkoku Financial Holdings Inc.	161,953	5,061
	CRE Logistics REIT Inc.	3,960	5,052
	Idec Corp.	192,471	5,015
	KH Neochem Co. Ltd.	275,345	5,008
	Kaga Electronics Co. Ltd.	131,707	5,002
*	Hokkaido Electric Power Co. Inc.	1,360,436	4,993
	Nippon Light Metal Holdings Co. Ltd.	450,898	4,985
[1]	Monex Group Inc.	1,367,941	4,975
	Advance Logistics Investment Corp.	4,965	4,952
	Ariake Japan Co. Ltd.	133,930	4,937
*	Leopalace21 Corp.	1,825,040	4,930
[1]	Mitsui-Soko Holdings Co. Ltd.	165,067	4,903
	Suruga Bank Ltd.	1,394,604	4,888
	Saizeriya Co. Ltd.	193,327	4,812
	Hosiden Corp.	394,490	4,805
	Iino Kaiun Kaisha Ltd.	631,179	4,802

		Shares	Market Value ($000)
	Tokai Rika Co. Ltd.	388,941	4,790
[1]	Taiyo Holdings Co. Ltd.	252,459	4,784
[1]	Autobacs Seven Co. Ltd.	438,463	4,781
	Daio Paper Corp.	610,127	4,772
	Nichicon Corp.	455,515	4,764
	Raito Kogyo Co. Ltd.	323,205	4,759
[1]	Musashi Seimitsu Industry Co. Ltd.	332,067	4,704
[1]	Japan Securities Finance Co. Ltd.	609,138	4,685
[1]	Mochida Pharmaceutical Co. Ltd.	185,262	4,682
	GungHo Online Entertainment Inc.	255,118	4,674
	Noevir Holdings Co. Ltd.	114,384	4,668
	Funai Soken Holdings Inc.	227,232	4,665
[1]	ZERIA Pharmaceutical Co. Ltd.	274,318	4,656
*,1	HIS Co. Ltd.	308,044	4,655
	Nippn Corp.	370,919	4,644
	Ai Holdings Corp.	267,682	4,644
	Ichibanya Co. Ltd.	122,046	4,643
	Maruha Nichiro Corp.	257,388	4,614
	KYB Corp.	151,666	4,613
[1]	Kissei Pharmaceutical Co. Ltd.	230,958	4,612
[1]	Matsui Securities Co. Ltd.	779,272	4,607
	Seiko Group Corp.	210,065	4,605
	Tokai Tokyo Financial Holdings Inc.	1,655,204	4,578
[1]	AZ-COM Maruwa Holdings Inc.	303,382	4,569
*	euglena Co. Ltd.	642,725	4,568
[1]	Max Co. Ltd.	284,384	4,563
	JCR Pharmaceuticals Co. Ltd.	423,349	4,537
	Arcs Co. Ltd.	266,468	4,518
[1]	Transcosmos Inc.	190,361	4,518
	Kumiai Chemical Industry Co. Ltd.	700,016	4,505
	Ryosan Co. Ltd.	181,337	4,501
[1]	Eizo Corp.	145,277	4,497
	Takara Bio Inc.	342,423	4,492
	Systena Corp.	2,038,498	4,483
[1]	Nichiha Corp.	217,643	4,452
[1]	Change Inc.	249,489	4,447
	North Pacific Bank Ltd.	2,113,842	4,443
	Meidensha Corp.	304,939	4,438
	Mitsuboshi Belting Ltd.	147,861	4,400
	Kohnan Shoji Co. Ltd.	179,147	4,393
	Hioki EE Corp.	66,612	4,366
	Monogatari Corp.	213,762	4,353
	Yodogawa Steel Works Ltd.	210,871	4,337
	Kitz Corp.	614,961	4,324
[1]	Hyakugo Bank Ltd.	1,537,774	4,312
	Valor Holdings Co. Ltd.	294,835	4,292
[1]	MOS Food Services Inc.	189,169	4,289
	UACJ Corp.	213,998	4,279
	Komeri Co. Ltd.	206,703	4,270
*	Kanematsu Electronics Ltd.	91,123	4,262
	Totetsu Kogyo Co. Ltd.	208,239	4,260
	Megmilk Snow Brand Co. Ltd.	318,794	4,244
	KOMEDA Holdings Co. Ltd.	239,006	4,244
[1]	Toei Animation Co. Ltd.	42,300	4,226
	Fuso Chemical Co. Ltd.	147,874	4,225
	Okinawa Cellular Telephone Co.	184,663	4,220
	Create SD Holdings Co. Ltd.	166,004	4,219
	Mirai Corp.	12,399	4,215

		Shares	Market Value ($000)
	Sanki Engineering Co. Ltd.	380,966	4,214
	Shibaura Machine Co. Ltd.	176,148	4,208
[1]	Amvis Holdings Inc.	180,715	4,208
	West Holdings Corp.	170,100	4,180
	Starts Corp. Inc.	217,037	4,178
[1]	Kato Sangyo Co. Ltd.	156,021	4,142
	C Uyemura & Co. Ltd.	84,400	4,142
	JCU Corp.	158,136	4,136
	Nanto Bank Ltd.	235,031	4,130
[1]	Nisshin Oillio Group Ltd.	168,173	4,123
	Nissha Co. Ltd.	292,032	4,120
	Gunze Ltd.	121,406	4,113
	San-A Co. Ltd.	133,135	4,102
[1]	Simplex Holdings Inc.	221,205	4,095
	Musashino Bank Ltd.	243,563	4,092
[1]	Toho Titanium Co. Ltd.	244,744	4,088
	Nishimatsuya Chain Co. Ltd.	331,075	4,087
[1]	San-Ai Obbli Co. Ltd.	393,487	4,085
	Dip Corp.	151,289	4,055
[1]	Tsuburaya Fields Holdings Inc.	258,258	4,053
	eGuarantee Inc.	245,575	4,041
	Zojirushi Corp.	334,353	4,038
	Ogaki Kyoritsu Bank Ltd.	298,240	4,024
	Toyo Ink SC Holdings Co. Ltd.	258,615	4,020
	Nachi-Fujikoshi Corp.	133,526	3,994
[1]	Tocalo Co. Ltd.	406,203	3,993
	Nomura Co. Ltd.	580,757	3,979
	Cybozu Inc.	178,232	3,976
	en japan Inc.	230,004	3,970
	Mitsubishi Pencil Co. Ltd.	322,176	3,965
	Financial Partners Group Co. Ltd.	451,808	3,954
	Awa Bank Ltd.	267,699	3,947
	Earth Corp.	109,735	3,928
	ASKUL Corp.	301,502	3,925
	Tokyo Kiraboshi Financial Group Inc.	197,440	3,924
	Takara Standard Co. Ltd.	352,937	3,918
*	UT Group Co. Ltd.	208,666	3,901
	Raiznext Corp.	348,000	3,831
	TBS Holdings Inc.	264,862	3,814
	Optex Group Co. Ltd.	241,487	3,800
	Nagawa Co. Ltd.	73,453	3,794
	Keiyo Bank Ltd.	884,978	3,790
[1]	Yokogawa Bridge Holdings Corp.	231,671	3,790
	Adastria Co. Ltd.	203,797	3,768
	Nitto Kogyo Corp.	188,701	3,768
	Showa Sangyo Co. Ltd.	196,757	3,767
	Shinmaywa Industries Ltd.	420,511	3,753
[1]	eRex Co. Ltd.	269,621	3,742
	Central Glass Co. Ltd.	168,290	3,736
*,1	Raksul Inc.	355,692	3,735
	Yamazen Corp.	483,644	3,722
	PAL GROUP Holdings Co. Ltd.	159,190	3,715
	Tri Chemical Laboratories Inc.	200,359	3,698
	Toyo Construction Co. Ltd.	532,840	3,685
[1]	Kura Sushi Inc.	149,530	3,684
[1]	Ohsho Food Service Corp.	80,988	3,679
[1]	Maeda Kosen Co. Ltd.	150,977	3,676
	Tsugami Corp.	337,407	3,674

		Shares	Market Value ($000)
	Shizuoka Gas Co. Ltd.	421,472	3,662
	Prima Meat Packers Ltd.	219,579	3,648
[1]	Toyo Gosei Co. Ltd.	53,094	3,640
	Future Corp.	262,176	3,624
[1]	Orient Corp.	433,069	3,608
	Senshu Ikeda Holdings Inc.	2,051,968	3,595
	Premium Group Co. Ltd.	279,700	3,591
	Mitsubishi Logisnext Co. Ltd.	502,913	3,585
	KYORIN Holdings Inc.	278,506	3,585
	T Hasegawa Co. Ltd.	158,826	3,576
*	W-Scope Corp.	374,180	3,560
	Fuji Seal International Inc.	310,830	3,553
[1]	Nippon Yakin Kogyo Co. Ltd.	110,137	3,550
	Nippon Signal Company Ltd.	441,441	3,546
	SKY Perfect JSAT Holdings Inc.	905,776	3,538
	Noritake Co. Ltd.	101,848	3,535
	Japan Lifeline Co. Ltd.	508,419	3,527
	Oki Electric Industry Co. Ltd.	647,497	3,518
[1]	Tamura Corp.	562,361	3,515
*	Chiyoda Corp.	1,178,664	3,494
	Star Micronics Co. Ltd.	255,620	3,488
	Taihei Dengyo Kaisha Ltd.	113,703	3,487
	Kanamoto Co. Ltd.	211,337	3,482
[1]	Nippon Pillar Packing Co. Ltd.	122,349	3,478
	Toyo Tanso Co. Ltd.	111,278	3,463
	Token Corp.	57,356	3,446
	United Super Markets Holdings Inc.	409,401	3,441
	Hirata Corp.	66,174	3,437
	JVCKenwood Corp.	1,191,173	3,435
	SBS Holdings Inc.	135,093	3,433
	Japan Wool Textile Co. Ltd.	459,427	3,426
	SAMTY Co. Ltd.	205,785	3,422
	Heiwado Co. Ltd.	221,692	3,407
[1]	Snow Peak Inc.	220,146	3,405
[1]	Kameda Seika Co. Ltd.	102,230	3,389
	MCJ Co. Ltd.	479,826	3,378
	Maxell Ltd.	290,091	3,376
	Yuasa Trading Co. Ltd.	117,711	3,371
[1]	OSAKA Titanium Technologies Co. Ltd.	139,280	3,365
*	Nippon Sheet Glass Co. Ltd.	700,243	3,363
	BML Inc.	143,230	3,344
	Infomart Corp.	1,582,312	3,324
	Mizuno Corp.	140,461	3,300
	Procrea Holdings Inc.	207,636	3,300
	Tokyotokeiba Co. Ltd.	107,782	3,299
*	Ringer Hut Co. Ltd.	193,141	3,298
[1]	Sumitomo Mitsui Construction Co. Ltd.	1,135,816	3,295
[1]	Meiko Electronics Co. Ltd.	148,005	3,294
	Relia Inc.	298,758	3,291
[1]	Hiday Hidaka Corp.	202,285	3,282
*	Universal Entertainment Corp.	175,726	3,272
	One REIT Inc.	1,877	3,267
	Health Care & Medical Investment Corp.	2,637	3,258
[1]	Hogy Medical Co. Ltd.	135,708	3,255
*,1	Oisix ra daichi Inc.	186,059	3,247
	Argo Graphics Inc.	116,101	3,234
	Starts Proceed Investment Corp.	1,875	3,220
	Fuji Media Holdings Inc.	356,233	3,218

		Shares	Market Value ($000)
	KeePer Technical Laboratory Co. Ltd.	86,033	3,217
[1]	Fuji Co. Ltd.	246,118	3,214
	Aeon Delight Co. Ltd.	138,462	3,181
	Insource Co. Ltd.	309,480	3,166
	Sanyo Special Steel Co. Ltd.	170,283	3,165
	Restar Holdings Corp.	193,327	3,165
	Nitta Corp.	142,358	3,157
	Noritz Corp.	239,890	3,153
	Mitsubishi Shokuhin Co. Ltd.	127,612	3,136
[1]	Pacific Industrial Co. Ltd.	357,341	3,124
[1]	Shima Seiki Manufacturing Ltd.	218,507	3,119
	Nitto Boseki Co. Ltd.	204,023	3,118
	Mandom Corp.	278,641	3,113
	S Foods Inc.	144,388	3,109
	Nippon Densetsu Kogyo Co. Ltd.	259,255	3,108
	Strike Co. Ltd.	107,406	3,105
	Okamoto Industries Inc.	103,278	3,102
	FCC Co. Ltd.	263,847	3,093
[1]	Exedy Corp.	225,960	3,092
	Shin Nippon Biomedical Laboratories Ltd.	148,621	3,092
	Mitsuuroko Group Holdings Co. Ltd.	315,314	3,086
	Japan Pulp & Paper Co. Ltd.	78,863	3,067
	TOMONY Holdings Inc.	1,139,704	3,043
	Belc Co. Ltd.	71,902	3,042
[1]	Hakuto Co. Ltd.	81,557	3,039
[1]	Fukushima Galilei Co. Ltd.	83,943	3,035
	JINS Holdings Inc.	111,134	3,033
	Valqua Ltd.	116,273	3,029
	Sanyo Denki Co. Ltd.	64,696	3,015
	Shin-Etsu Polymer Co. Ltd.	266,225	3,011
	Chudenko Corp.	186,346	3,003
	Yellow Hat Ltd.	218,133	3,003
[1]	Management Solutions Co. Ltd.	119,365	2,995
	Nissan Shatai Co. Ltd.	465,297	2,979
	Wakita & Co. Ltd.	323,168	2,973
[1]	Takara Leben Real Estate Investment Corp.	4,394	2,971
	Megachips Corp.	119,665	2,969
	Shibuya Corp.	156,721	2,963
	Yonex Co. Ltd.	271,659	2,955
[1]	Bank of Nagoya Ltd.	123,744	2,952
	Nagaileben Co. Ltd.	191,081	2,950
	Ricoh Leasing Co. Ltd.	102,253	2,943
	Elecom Co. Ltd.	308,848	2,938
	Ichigo Inc.	1,400,916	2,937
[1]	Riso Kagaku Corp.	167,778	2,928
	Nikkiso Co. Ltd.	410,986	2,925
[1]	Towa Corp.	183,315	2,922
	Sekisui Jushi Corp.	185,423	2,917
	GLOBERIDE Inc.	155,431	2,916
	Sakata INX Corp.	370,748	2,906
	Nishio Rent All Co. Ltd.	123,685	2,905
	Samty Residential Investment Corp.	3,449	2,905
[1]	Topre Corp.	312,008	2,901
[1]	Kisoji Co. Ltd.	173,519	2,899
	Koa Corp.	207,507	2,898
	United Arrows Ltd.	199,436	2,897
[1]	Arata Corp.	94,493	2,897
[1]	Bunka Shutter Co. Ltd.	345,278	2,887

		Shares	Market Value ($000)
[1]	Tokyo Electron Device Ltd.	43,289	2,881
	Prestige International Inc.	637,411	2,878
	Daiichi Jitsugyo Co. Ltd.	68,423	2,877
	Digital Arts Inc.	73,985	2,871
	Shoei Foods Corp.	94,164	2,870
[1]	Axial Retailing Inc.	110,319	2,863
[1]	Morita Holdings Corp.	284,446	2,862
	Zuken Inc.	109,866	2,862
	Itochu Enex Co. Ltd.	335,174	2,858
	Avex Inc.	252,491	2,857
*	giftee Inc.	162,630	2,854
	Kanto Denka Kogyo Co. Ltd.	364,372	2,850
	Hamakyorex Co. Ltd.	116,709	2,846
	Life Corp.	145,802	2,846
	Doutor Nichires Holdings Co. Ltd.	198,776	2,842
[1]	Infocom Corp.	159,965	2,835
	Eiken Chemical Co. Ltd.	239,134	2,827
	Bell System24 Holdings Inc.	256,903	2,808
	Mitani Sekisan Co. Ltd.	79,337	2,805
	Hyakujushi Bank Ltd.	200,998	2,791
[1]	Fujimori Kogyo Co. Ltd.	115,120	2,778
*,3	Nippon Kanzai Co. Ltd.	135,441	2,771
	Konishi Co. Ltd.	190,294	2,761
[1]	Towa Pharmaceutical Co. Ltd.	192,762	2,760
[1]	PHC Holdings Corp.	254,298	2,759
	Yokowo Co. Ltd.	174,224	2,755
	Oiles Corp.	216,166	2,744
[1]	TRE Holdings Corp.	252,681	2,734
	Shibaura Mechatronics Corp.	22,300	2,732
	TSI Holdings Co. Ltd.	568,349	2,728
	Sato Holdings Corp.	164,558	2,726
	FULLCAST Holdings Co. Ltd.	148,718	2,723
	Altech Corp.	142,500	2,720
	Intage Holdings Inc.	230,376	2,703
	Nittoku Co. Ltd.	121,700	2,683
	Tokyu Construction Co. Ltd.	525,366	2,680
	Roland Corp.	88,518	2,673
	Aida Engineering Ltd.	431,540	2,669
*	M&A Capital Partners Co. Ltd.	95,070	2,668
	Siix Corp.	248,774	2,661
	Maruzen Showa Unyu Co. Ltd.	109,146	2,657
[1]	Tama Home Co. Ltd.	96,033	2,655
	Toa Corp.	132,341	2,652
	Nippon Ceramic Co. Ltd.	129,415	2,651
	RS Technologies Co. Ltd.	107,530	2,650
	Gree Inc.	504,994	2,641
*	Okinawa Electric Power Co. Inc.	324,163	2,636
	Sanyo Chemical Industries Ltd.	81,020	2,616
	YAMABIKO Corp.	262,354	2,614
	Asahi Diamond Industrial Co. Ltd.	368,674	2,612
	Tosei REIT Investment Corp.	2,604	2,610
	Curves Holdings Co. Ltd.	449,345	2,599
	IDOM Inc.	401,195	2,596
	Kyokuto Kaihatsu Kogyo Co. Ltd.	212,267	2,594
	Chugoku Marine Paints Ltd.	311,574	2,580
	Micronics Japan Co. Ltd.	254,605	2,579
[1]	Okinawa Financial Group Inc.	163,698	2,577
	VT Holdings Co. Ltd.	670,377	2,569

		Shares	Market Value ($000)
	Trancom Co. Ltd.	45,799	2,564
	Nippon Koei Co. Ltd.	100,504	2,563
	Kosaido Holdings Co. Ltd.	143,700	2,556
	Matsuya Co. Ltd.	305,147	2,547
	Noritsu Koki Co. Ltd.	149,979	2,542
	MARUKA FURUSATO Corp.	119,379	2,539
	Piolax Inc.	173,681	2,535
[1]	Retail Partners Co. Ltd.	245,735	2,533
	Komori Corp.	335,650	2,518
	Comture Corp.	160,149	2,516
	Kurabo Industries Ltd.	131,638	2,507
	I'll Inc.	138,285	2,504
	Doshisha Co. Ltd.	170,936	2,503
	Shikoku Kasei Holdings Corp.	234,615	2,492
[1]	Tsurumi Manufacturing Co. Ltd.	158,840	2,492
	LITALICO Inc.	126,752	2,480
	Koshidaka Holdings Co. Ltd.	338,716	2,460
	Mimasu Semiconductor Industry Co. Ltd.	109,173	2,439
	Konoike Transport Co. Ltd.	216,160	2,438
*	Nippon Chemi-Con Corp.	152,072	2,425
	KFC Holdings Japan Ltd.	112,981	2,410
	Nittetsu Mining Co. Ltd.	88,776	2,405
	Toho Bank Ltd.	1,452,082	2,378
	Sakai Moving Service Co. Ltd.	67,906	2,376
	Onward Holdings Co. Ltd.	819,070	2,375
	Giken Ltd.	112,789	2,371
	Keihanshin Building Co. Ltd.	261,962	2,370
	DyDo Group Holdings Inc.	64,399	2,368
	Bando Chemical Industries Ltd.	294,785	2,362
	Sinfonia Technology Co. Ltd.	197,175	2,357
	Aeon Hokkaido Corp.	387,722	2,357
	Tamron Co. Ltd.	98,841	2,356
	Press Kogyo Co. Ltd.	625,039	2,354
	Ryobi Ltd.	201,511	2,351
	Yokorei Co. Ltd.	323,168	2,341
[1]	Daiki Aluminium Industry Co. Ltd.	216,180	2,341
	Aoyama Trading Co. Ltd.	329,372	2,340
	Nippon Carbon Co. Ltd.	75,388	2,336
[1]	Furuya Metal Co. Ltd.	33,900	2,336
	Torii Pharmaceutical Co. Ltd.	96,984	2,331
	Oyo Corp.	138,603	2,330
[1]	Obara Group Inc.	77,792	2,327
	Tosei Corp.	208,402	2,321
	Anicom Holdings Inc.	599,380	2,315
	Uchida Yoko Co. Ltd.	62,165	2,312
	Senshu Electric Co. Ltd.	93,218	2,308
[1]	Usen-Next Holdings Co. Ltd.	118,644	2,303
	Chofu Seisakusho Co. Ltd.	136,962	2,302
	SWCC Showa Holdings Co. Ltd.	160,151	2,301
	Asanuma Corp.	97,400	2,290
[1]	Teikoku Electric Manufacturing Co. Ltd.	123,368	2,287
	NS United Kaiun Kaisha Ltd.	73,127	2,280
*	Vision Inc.	188,007	2,280
	Tsubaki Nakashima Co. Ltd.	313,676	2,274
	Sala Corp.	396,500	2,255
[1]	Tsukishima Kikai Co. Ltd.	273,806	2,254
	Sintokogio Ltd.	357,746	2,253
[1]	Bank of the Ryukyus Ltd.	321,305	2,248

		Shares	Market Value ($000)
[1]	Fujicco Co. Ltd.	160,744	2,248
	Furukawa Co. Ltd.	232,516	2,246
	Sankei Real Estate Inc.	3,606	2,244
	Nippon Seiki Co. Ltd.	348,550	2,228
	Saibu Gas Holdings Co. Ltd.	168,937	2,213
	Weathernews Inc.	44,084	2,210
[1]	Alconix Corp.	214,329	2,208
	Hibiya Engineering Ltd.	134,652	2,199
	Katakura Industries Co. Ltd.	156,210	2,191
	Sumitomo Densetsu Co. Ltd.	113,058	2,184
[1]	Sanyo Electric Railway Co. Ltd.	126,920	2,183
	Nippon Thompson Co. Ltd.	494,192	2,178
	gremz Inc.	120,155	2,178
	Takasago International Corp.	109,991	2,177
	Roland DG Corp.	86,406	2,166
	JAC Recruitment Co. Ltd.	109,739	2,165
	Geo Holdings Corp.	178,448	2,161
	Ryoyo Electro Corp.	116,053	2,161
[1]	J Trust Co. Ltd.	721,485	2,159
	Sumitomo Seika Chemicals Co. Ltd.	65,978	2,157
	ARCLANDS Corp.	190,862	2,152
	Daiwa Industries Ltd.	205,518	2,152
	Septeni Holdings Co. Ltd.	787,300	2,151
	Nippon Denko Co. Ltd.	794,427	2,149
	Hosokawa Micron Corp.	97,586	2,140
	Hokuto Corp.	152,712	2,137
[1]	ESPEC Corp.	137,372	2,118
	Daiken Corp.	122,719	2,114
	Ishihara Sangyo Kaisha Ltd.	249,697	2,111
[1]	Remixpoint Inc.	915,438	2,105
	Vector Inc.	180,190	2,078
	Sun Frontier Fudousan Co. Ltd.	214,357	2,076
	ASAHI YUKIZAI Corp.	86,487	2,073
	Sumida Corp.	164,373	2,073
	METAWATER Co. Ltd.	158,435	2,070
	Tachibana Eletech Co. Ltd.	137,406	2,067
*,1	Kappa Create Co. Ltd.	189,239	2,066
	ESCON Japan REIT Investment Corp.	2,523	2,066
[1]	San ju San Financial Group Inc.	173,147	2,064
	Topy Industries Ltd.	137,851	2,062
	Daikyonishikawa Corp.	421,988	2,060
	Pack Corp.	91,967	2,057
	Fujibo Holdings Inc.	82,148	2,053
	Sodick Co. Ltd.	356,787	2,053
	Sun Corp.	140,200	2,048
	Nohmi Bosai Ltd.	159,981	2,047
	Totech Corp.	61,800	2,045
	WingArc1st Inc.	137,848	2,041
	Nippon Fine Chemical Co. Ltd.	101,901	2,017
[1]	Kyokuyo Co. Ltd.	78,016	2,016
	Bank of Iwate Ltd.	125,573	2,015
[1]	Shinko Shoji Co. Ltd.	216,046	2,001
	Teikoku Sen-I Co. Ltd.	159,631	1,995
	Belluna Co. Ltd.	373,488	1,981
	TechMatrix Corp.	175,758	1,979
	Fukui Bank Ltd.	175,695	1,977
	S-Pool Inc.	436,825	1,973
	Joshin Denki Co. Ltd.	133,308	1,969

		Shares	Market Value ($000)
	Arisawa Manufacturing Co. Ltd.	207,500	1,968
	Tokai Corp.	131,068	1,960
	Oriental Shiraishi Corp.	790,176	1,945
	Miyazaki Bank Ltd.	109,829	1,942
*	Mitsui E&S Holdings Co. Ltd.	613,569	1,938
	Elan Corp.	243,586	1,935
	T-Gaia Corp.	152,611	1,924
[1]	Yondoshi Holdings Inc.	142,559	1,923
	Genky DrugStores Co. Ltd.	65,060	1,921
	Broadleaf Co. Ltd.	618,928	1,919
	TPR Co. Ltd.	189,275	1,916
	Macromill Inc.	269,181	1,914
	CTI Engineering Co. Ltd.	83,800	1,913
	Unipres Corp.	273,805	1,906
	Nafco Co. Ltd.	142,900	1,901
*	Demae-Can Co. Ltd.	573,600	1,901
	Meisei Industrial Co. Ltd.	324,823	1,900
*,1	SRE Holdings Corp.	73,964	1,898
	Torishima Pump Manufacturing Co. Ltd.	159,594	1,894
[1]	Ki-Star Real Estate Co. Ltd.	60,371	1,893
	Enplas Corp.	51,090	1,891
	ES-Con Japan Ltd.	287,751	1,890
	Pasona Group Inc.	132,992	1,890
	ARTERIA Networks Corp.	195,833	1,887
[1]	Kyoei Steel Ltd.	154,832	1,884
	HI-LEX Corp.	205,491	1,884
	Pharma Foods International Co. Ltd.	175,150	1,882
	Mirarth Holdings Inc.	659,545	1,879
	Riso Kyoiku Co. Ltd.	754,122	1,875
	Mitsui DM Sugar Holdings Co. Ltd.	122,184	1,875
	Union Tool Co.	75,041	1,871
	Key Coffee Inc.	122,419	1,868
*,1	Fujio Food Group Inc.	178,673	1,868
	Mie Kotsu Group Holdings Inc.	442,137	1,867
	Pressance Corp.	137,970	1,863
[1]	Matsuyafoods Holdings Co. Ltd.	60,483	1,862
	Keiyo Co. Ltd.	291,683	1,856
	Osaka Organic Chemical Industry Ltd.	113,362	1,855
	Canon Electronics Inc.	132,703	1,854
	Oita Bank Ltd.	119,222	1,844
	Arcland Service Holdings Co. Ltd.	108,744	1,843
	Fixstars Corp.	163,650	1,836
	Starzen Co. Ltd.	111,460	1,831
	Inageya Co. Ltd.	188,634	1,828
	MEC Co. Ltd.	93,594	1,822
	Yamanashi Chuo Bank Ltd.	210,627	1,821
	AOKI Holdings Inc.	281,025	1,811
	Sinko Industries Ltd.	144,838	1,811
	France Bed Holdings Co. Ltd.	226,175	1,808
	Dai-Dan Co. Ltd.	100,496	1,799
[1]	Tachi-S Co. Ltd.	198,032	1,798
[1]	Godo Steel Ltd.	69,951	1,796
	Eagle Industry Co. Ltd.	199,149	1,792
	Kamei Corp.	160,992	1,792
[1]	Nichireki Co. Ltd.	159,102	1,790
[1]	KPP Group Holdings Co. Ltd.	353,200	1,790
	Daito Pharmaceutical Co. Ltd.	95,819	1,784
	Marudai Food Co. Ltd.	162,443	1,782

		Shares	Market Value ($000)
	Miroku Jyoho Service Co. Ltd.	143,048	1,781
	Avant Group Corp.	164,400	1,781
	Nippon Parking Development Co. Ltd.	1,011,731	1,780
	Yurtec Corp.	282,857	1,774
	Tanseisha Co. Ltd.	303,979	1,771
*,1	Istyle Inc.	417,567	1,768
	Nissei ASB Machine Co. Ltd.	59,420	1,763
	Okabe Co. Ltd.	303,587	1,762
	Ehime Bank Ltd.	275,670	1,756
[1]	Rock Field Co. Ltd.	148,605	1,756
	Direct Marketing MiX Inc.	170,483	1,752
	Riken Technos Corp.	391,919	1,748
[1]	YA-MAN Ltd.	194,248	1,747
	Anest Iwata Corp.	228,965	1,738
	TV Asahi Holdings Corp.	152,003	1,732
[1]	Seikagaku Corp.	280,759	1,726
*	PKSHA Technology Inc.	125,666	1,725
	Halows Co. Ltd.	71,294	1,717
[1]	Alpen Co. Ltd.	113,991	1,717
	Shikoku Bank Ltd.	260,392	1,714
	TOC Co. Ltd.	356,412	1,714
	Mitsubishi Research Institute Inc.	44,479	1,713
	EM Systems Co. Ltd.	265,349	1,696
	Tenma Corp.	95,161	1,690
	Japan Transcity Corp.	366,088	1,689
[1]	Airtrip Corp.	85,009	1,685
[1]	Akita Bank Ltd.	126,125	1,683
	Yamagata Bank Ltd.	219,006	1,678
[1]	Toho Zinc Co. Ltd.	108,446	1,673
	Itochu-Shokuhin Co. Ltd.	42,613	1,640
	K&O Energy Group Inc.	102,552	1,635
	Sinanen Holdings Co. Ltd.	67,306	1,630
	Computer Engineering & Consulting Ltd.	168,004	1,625
	G-Tekt Corp.	149,901	1,623
	Riken Vitamin Co. Ltd.	111,818	1,623
	Aisan Industry Co. Ltd.	237,383	1,616
[1]	Daiho Corp.	57,965	1,611
[1]	J-Oil Mills Inc.	140,119	1,609
[1]	COLOPL Inc.	355,626	1,609
*	Modec Inc.	151,717	1,606
[1]	Takamatsu Construction Group Co. Ltd.	104,482	1,601
	Ines Corp.	153,350	1,591
	Tochigi Bank Ltd.	766,033	1,588
[1]	Toyo Corp.	153,649	1,583
[1]	Takatori Corp.	39,671	1,576
[1]	Fujiya Co. Ltd.	84,299	1,571
	Carta Holdings Inc.	143,789	1,560
	YAKUODO Holdings Co. Ltd.	82,672	1,559
	Chori Co. Ltd.	82,072	1,556
	Tonami Holdings Co. Ltd.	49,874	1,551
	Zenrin Co. Ltd.	246,063	1,551
[1]	Elematec Corp.	110,083	1,544
	Sumitomo Riko Co. Ltd.	295,709	1,542
	Solasto Corp.	320,542	1,541
	Aichi Steel Corp.	86,985	1,540
	Matsuda Sangyo Co. Ltd.	89,337	1,535
	Chilled & Frozen Logistics Holdings Co. Ltd.	159,384	1,532
[1]	Alpha Systems Inc.	49,538	1,525

		Shares	Market Value ($000)
[1]	Daikokutenbussan Co. Ltd.	39,968	1,517
	Nichiden Corp.	105,183	1,514
*	Japan Display Inc.	4,984,772	1,509
	Vital KSK Holdings Inc.	223,215	1,507
	Rheon Automatic Machinery Co. Ltd.	152,242	1,505
[1]	Sagami Holdings Corp.	155,267	1,504
*,1	Pacific Metals Co. Ltd.	102,058	1,495
	Shin Nippon Air Technologies Co. Ltd.	105,853	1,492
	ValueCommerce Co. Ltd.	115,611	1,491
	Sparx Group Co. Ltd.	135,587	1,488
	Mars Group Holdings Corp.	64,396	1,483
[1]	Onoken Co. Ltd.	131,959	1,481
	Softcreate Holdings Corp.	107,766	1,476
[1]	Happinet Corp.	104,520	1,470
[1]	m-up Holdings Inc.	169,100	1,464
	Cosel Co. Ltd.	170,165	1,463
	JM Holdings Co. Ltd.	99,219	1,454
[1]	Nichiban Co. Ltd.	100,009	1,452
*,1	Fujita Kanko Inc.	57,327	1,447
[1]	Icom Inc.	75,868	1,447
	Shinwa Co. Ltd.	90,412	1,445
	Denyo Co. Ltd.	112,017	1,442
[1]	Midac Holdings Co. Ltd.	88,256	1,442
[1]	Proto Corp.	161,332	1,441
	Warabeya Nichiyo Holdings Co. Ltd.	105,096	1,437
	Chubu Shiryo Co. Ltd.	181,710	1,434
	Goldcrest Co. Ltd.	110,753	1,431
	Pole To Win Holdings Inc.	211,751	1,431
[1]	Qol Holdings Co. Ltd.	162,571	1,427
	FIDEA Holdings Co. Ltd.	141,055	1,420
	Takaoka Toko Co. Ltd.	79,640	1,417
[1]	Cawachi Ltd.	81,931	1,415
[1]	Marusan Securities Co. Ltd.	438,619	1,415
	Shinnihon Corp.	199,948	1,415
	Stella Chemifa Corp.	70,695	1,413
	Chiyoda Integre Co. Ltd.	83,747	1,413
[1]	Link & Motivation Inc.	354,959	1,411
	World Co. Ltd.	125,047	1,401
	Riken Corp.	71,263	1,396
	ASKA Pharmaceutical Holdings Co. Ltd.	155,205	1,396
	V Technology Co. Ltd.	65,653	1,395
	Fukuda Corp.	39,735	1,395
	Sakai Chemical Industry Co. Ltd.	104,092	1,394
	Nagatanien Holdings Co. Ltd.	88,086	1,390
	Honeys Holdings Co. Ltd.	110,690	1,389
[1]	Krosaki Harima Corp.	27,590	1,385
	Nippon Road Co. Ltd.	25,092	1,384
*	Kintetsu Department Store Co. Ltd.	74,618	1,377
[1]	Wellneo Sugar Co. Ltd.	109,647	1,376
	Takeda Pharmaceutical Co. Ltd. ADR	83,354	1,374
	World Holdings Co. Ltd.	70,135	1,362
	Shindengen Electric Manufacturing Co. Ltd.	53,358	1,354
	Futaba Industrial Co. Ltd.	418,228	1,348
	ZIGExN Co. Ltd.	368,730	1,348
	Aiphone Co. Ltd.	87,345	1,346
	Ichikoh Industries Ltd.	379,294	1,345
*	Tatsuta Electric Wire & Cable Co. Ltd.	249,763	1,341
[1]	DKK Co. Ltd.	79,428	1,340

		Shares	Market Value ($000)
	Nihon Nohyaku Co. Ltd.	262,063	1,339
[1]	Inui Global Logistics Co. Ltd.	98,653	1,339
[1]	Ryoden Corp.	93,576	1,322
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	97,940	1,320
	Furuno Electric Co. Ltd.	178,538	1,318
	BRONCO BILLY Co. Ltd.	69,362	1,317
	JDC Corp.	288,219	1,314
[1]	G-7 Holdings Inc.	120,059	1,313
	Toenec Corp.	50,923	1,312
*	Net Protections Holdings Inc.	322,800	1,308
[1]	Gakken Holdings Co. Ltd.	202,674	1,303
	Neturen Co. Ltd.	246,419	1,295
	SRA Holdings	58,723	1,294
[1]	Taki Chemical Co. Ltd.	36,067	1,287
	Dai Nippon Toryo Co. Ltd.	200,205	1,282
	Hochiki Corp.	109,276	1,279
[1]	JP-Holdings Inc.	466,003	1,275
[1]	Okuwa Co. Ltd.	198,244	1,267
	Nissin Corp.	78,854	1,262
	Kurimoto Ltd.	82,144	1,261
[1]	Kitanotatsujin Corp.	496,610	1,261
	Marvelous Inc.	251,295	1,253
	Hoosiers Holdings Co. Ltd.	198,137	1,237
	Daido Metal Co. Ltd.	319,056	1,232
[1]	Tokushu Tokai Paper Co. Ltd.	55,106	1,223
	Xebio Holdings Co. Ltd.	153,833	1,220
[1]	Tekken Corp.	88,688	1,211
	St. Marc Holdings Co. Ltd.	92,569	1,211
	CMK Corp.	349,339	1,209
	Shibusawa Warehouse Co. Ltd.	71,880	1,206
	Kansai Food Market Ltd.	106,166	1,201
	Fuji Pharma Co. Ltd.	140,213	1,199
	Komatsu Matere Co. Ltd.	228,964	1,198
	Achilles Corp.	116,646	1,193
	LEC Inc.	195,753	1,191
	Fudo Tetra Corp.	96,407	1,189
	SB Technology Corp.	78,834	1,185
	Nitto Kohki Co. Ltd.	86,600	1,184
	Toyo Kanetsu KK	59,571	1,182
[1]	Kanagawa Chuo Kotsu Co. Ltd.	47,971	1,181
	Towa Bank Ltd.	286,177	1,177
	NEC Capital Solutions Ltd.	61,730	1,177
	Hokkaido Gas Co. Ltd.	80,086	1,175
	Koatsu Gas Kogyo Co. Ltd.	220,189	1,173
	Arakawa Chemical Industries Ltd.	155,149	1,169
	Kyodo Printing Co. Ltd.	56,296	1,169
	Kyosan Electric Manufacturing Co. Ltd.	363,004	1,166
	Yahagi Construction Co. Ltd.	186,629	1,165
	GMO GlobalSign Holdings KK	37,641	1,164
	Bank of Saga Ltd.	94,957	1,163
	Optorun Co. Ltd.	68,405	1,150
*,1	PIA Corp.	47,053	1,142
	Yukiguni Maitake Co. Ltd.	149,269	1,129
[1]	Futaba Corp.	285,311	1,122
	SIGMAXYZ Holdings Inc.	130,292	1,122
*,1	Open Door Inc.	94,896	1,119
[1]	IR Japan Holdings Ltd.	62,874	1,115
	Ichiyoshi Securities Co. Ltd.	243,646	1,114

		Shares	Market Value ($000)
	Sankyo Tateyama Inc.	205,761	1,114
	Mitsuba Corp.	280,625	1,111
	Osaki Electric Co. Ltd.	275,630	1,109
	Iseki & Co. Ltd.	123,029	1,108
	CTS Co. Ltd.	188,028	1,092
	Seika Corp.	70,164	1,090
	Moriroku Holdings Co. Ltd.	78,303	1,090
*	KNT-CT Holdings Co. Ltd.	84,869	1,081
	Aichi Corp.	179,484	1,080
	CAC Holdings Corp.	84,413	1,074
[1]	Ministop Co. Ltd.	101,283	1,074
	Studio Alice Co. Ltd.	66,034	1,068
	Toa Corp.(XTKS)	170,991	1,066
[1]	Tosho Co. Ltd.	121,563	1,061
	Advan Group Co. Ltd.	145,032	1,059
	Tayca Corp.	118,254	1,050
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	1,045
	CI Takiron Corp.	279,000	1,039
*,1	Sourcenext Corp.	623,888	1,034
*	Optim Corp.	146,893	1,034
	Okura Industrial Co. Ltd.	66,897	1,031
	Kamakura Shinsho Ltd.	133,163	1,030
	Chiyoda Co. Ltd.	167,035	1,029
	Fukui Computer Holdings Inc.	49,444	1,025
	Feed One Co. Ltd.	200,035	1,021
	Central Security Patrols Co. Ltd.	49,415	1,013
[1]	Kanaden Corp.	114,806	1,007
	Taisei Lamick Co. Ltd.	45,721	992
[1]	Tokyo Energy & Systems Inc.	145,980	984
	CMIC Holdings Co. Ltd.	62,561	979
	Sanei Architecture Planning Co. Ltd.	82,063	974
	Sankyo Seiko Co. Ltd.	236,436	971
	Sanshin Electronics Co. Ltd.	52,811	962
	Yorozu Corp.	149,914	961
	Amuse Inc.	71,194	957
[1]	JSP Corp.	81,224	952
	Maezawa Kyuso Industries Co. Ltd.	131,454	952
	Aeon Fantasy Co. Ltd.	44,373	940
	Asahi Co. Ltd.	91,910	940
	Rokko Butter Co. Ltd.	91,786	935
	Melco Holdings Inc.	37,690	931
	ST Corp.	78,318	924
[1]	Ebase Co. Ltd.	177,512	924
	Hisaka Works Ltd.	135,759	917
*,1	MedPeer Inc.	108,995	915
	Hodogaya Chemical Co. Ltd.	40,018	913
	Aruhi Corp.	113,295	911
*	Atrae Inc.	129,793	908
	Nihon Chouzai Co. Ltd.	103,730	907
[1]	WATAMI Co. Ltd.	131,258	898
	Kawada Technologies Inc.	31,567	898
	Yushin Precision Equipment Co. Ltd.	156,000	895
[1]	Osaka Steel Co. Ltd.	88,526	885
	Nihon Tokushu Toryo Co. Ltd.	123,720	881
	Nippon Sharyo Ltd.	57,131	873
	Furukawa Battery Co. Ltd.	107,297	868
	Digital Holdings Inc.	99,939	867
	Kenko Mayonnaise Co. Ltd.	93,001	848

		Shares	Market Value ($000)
[1]	MTI Ltd.	194,175	846
	Tv Tokyo Holdings Corp.	45,183	845
	Hito Communications Holdings Inc.	69,880	842
	Maxvalu Tokai Co. Ltd.	41,365	838
	Shimizu Bank Ltd.	75,898	833
[1]	Central Sports Co. Ltd.	44,229	822
	Tomoku Co. Ltd.	67,705	818
*,1	Jamco Corp.	71,580	811
	Tsutsumi Jewelry Co. Ltd.	46,070	807
	Medical Data Vision Co. Ltd.	116,903	804
	Artnature Inc.	135,500	802
*	TerraSky Co. Ltd.	57,646	800
[1]	Hokkan Holdings Ltd.	77,129	798
	WDB Holdings Co. Ltd.	52,962	795
[1]	LIFULL Co. Ltd.	487,803	794
*	Unitika Ltd.	472,862	791
	Tess Holdings Co. Ltd.	95,761	787
[1]	Fuso Pharmaceutical Industries Ltd.	51,742	779
	DKS Co. Ltd.	54,542	777
	FAN Communications Inc.	253,644	775
[1]	Yamashin-Filter Corp.	300,744	775
[1]	Kyokuto Securities Co. Ltd.	171,859	771
	Nippon Rietec Co. Ltd.	108,697	769
[1]	Nakayama Steel Works Ltd.	103,963	766
	Tokyo Rakutenchi Co. Ltd.	23,950	755
	Ubicom Holdings Inc.	47,071	739
[1]	Sanoh Industrial Co. Ltd.	147,165	734
	Airport Facilities Co. Ltd.	175,462	727
*,1	FDK Corp.	109,288	723
	Akatsuki Inc.	42,802	720
[1]	Shimojima Co. Ltd.	95,372	709
	Japan Medical Dynamic Marketing Inc.	88,564	698
[1]	Corona Corp. Class A	97,486	669
*,1	Nippon Coke & Engineering Co. Ltd.	1,013,050	666
	Gecoss Corp.	99,435	663
	Enigmo Inc.	171,056	647
*,1	Kourakuen Holdings Corp.	82,063	644
*	KLab Inc.	217,750	643
*,1	Gurunavi Inc.	253,539	639
[1]	Pronexus Inc.	86,944	637
[1]	Kojima Co. Ltd.	149,555	633
	Oro Co. Ltd.	39,522	633
	Japan Best Rescue System Co. Ltd.	114,186	626
*	RPA Holdings Inc.	191,370	625
	Tokyo Base Co. Ltd.	168,771	624
	Nihon Trim Co. Ltd.	27,019	618
	I-PEX Inc.	56,442	601
	Cleanup Corp.	114,688	599
*	Akebono Brake Industry Co. Ltd.	542,566	594
[1]	V-Cube Inc.	149,442	591
	Chuo Spring Co. Ltd.	107,880	585
[1]	Nisso Corp.	108,107	582
	Tokyo Individualized Educational Institute Inc.	140,337	569
	Inaba Seisakusho Co. Ltd.	51,413	557
	Ohara Inc.	61,097	544
*	BrainPad Inc.	98,930	536
*,1	Daisyo Corp.	67,791	526
	Sekisui Kasei Co. Ltd.	166,741	525

		Shares	Market Value ($000)
*	Taiko Pharmaceutical Co. Ltd.	181,125	524
	Raccoon Holdings Inc.	82,790	517
[1]	Kanamic Network Co. Ltd.	129,606	479
*,1	CHIMNEY Co. Ltd.	53,904	477
*,1	Gunosy Inc.	102,774	471
	Taiho Kogyo Co. Ltd.	96,611	464
[1]	Fibergate Inc.	57,641	463
*	Media Do Co. Ltd.	42,088	451
	Takamiya Co. Ltd.	136,908	446
*,1	COOKPAD Inc.	271,541	429
	Robot Home Inc.	224,508	375
	Linical Co. Ltd.	68,678	362
	Wowow Inc.	35,634	337
*	Right On Co. Ltd.	65,911	282
			32,301,577
Netherlands (3.6%)
	ASML Holding NV	3,092,248	2,107,207
	Prosus NV	5,679,556	444,732
*,2	Adyen NV	225,741	359,702
*	ING Groep NV	27,803,590	330,177
	Koninklijke Ahold Delhaize NV	7,352,145	251,187
	Wolters Kluwer NV	1,924,076	242,889
	Heineken NV	1,927,098	207,068
*	Koninklijke DSM NV	1,332,443	157,687
	Universal Music Group NV	5,730,525	145,124
	ASM International NV	352,166	142,945
	Koninklijke Philips NV	6,805,187	124,990
*	ArcelorMittal SA	3,663,303	110,985
	Akzo Nobel NV	1,339,154	104,741
	Koninklijke KPN NV	24,413,326	86,266
	Heineken Holding NV	914,499	83,904
	NN Group NV	2,162,434	78,518
	IMCD NV	437,825	71,591
*	EXOR NV	779,690	64,293
	Aegon NV	13,094,489	56,217
	BE Semiconductor Industries NV	598,845	52,342
	Randstad NV	842,701	50,027
[2]	ABN AMRO Bank NV GDR	3,038,136	48,177
	ASR Nederland NV	1,102,909	43,885
*	Unibail-Rodamco-Westfield	787,800	42,388
*	Aalberts NV	737,570	34,840
[2]	Signify NV	957,026	31,912
*,2	Just Eat Takeaway.com NV	1,531,301	29,222
	OCI NV	741,113	25,124
*	Arcadis NV	550,708	22,548
	JDE Peet's NV	619,684	18,008
	Koninklijke Vopak NV	500,443	17,669
	SBM Offshore NV	1,173,281	17,420
	Allfunds Group plc	2,582,140	17,112
	TKH Group NV GDR	315,693	16,454
*,1,2	Basic-Fit NV	404,564	15,952
	Corbion NV	453,910	14,944
*,1	Galapagos NV	372,764	14,331
*	InPost SA	1,562,583	14,290
*,1,2	Alfen NV	166,076	13,238
	APERAM SA	342,889	12,791
*	Fugro NV	862,776	10,963
	AMG Advanced Metallurgical Group NV	243,169	10,369

		Shares	Market Value ($000)
*,2	CTP NV	798,802	10,308
*	Eurocommercial Properties NV	388,041	8,843
	Flow Traders Ltd.	197,781	5,740
[1]	PostNL NV	2,764,305	5,021
	Wereldhave NV	303,123	4,677
	Koninklijke BAM Groep NV	1,931,650	4,604
	Sligro Food Group NV	260,814	4,462
*	TomTom NV	510,722	4,190
	NSI NV	138,374	3,481
	Majorel Group Luxembourg SA	156,550	3,450
	Vastned Retail NV	130,205	3,002
	Brunel International NV	161,212	2,242
[2]	B&S Group Sarl	204,477	907
*,1	Ebusco Holding NV	71,776	743
			5,805,899
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	4,375,810	73,150
*	Auckland International Airport Ltd.	9,067,707	49,346
	Spark New Zealand Ltd.	14,318,582	45,364
[1]	EBOS Group Ltd.	1,218,913	35,519
	Infratil Ltd.	5,547,714	31,973
	Meridian Energy Ltd.	9,529,122	31,349
	Contact Energy Ltd.	5,982,422	29,027
	Mainfreight Ltd.	619,703	27,193
*	a2 Milk Co. Ltd.	5,569,089	21,758
	Mercury NZ Ltd.	5,268,333	20,838
	Chorus Ltd.	3,414,630	17,983
	Fletcher Building Ltd.	6,049,504	16,552
	Ryman Healthcare Ltd.	4,263,473	13,999
	Goodman Property Trust	8,485,999	11,377
	Summerset Group Holdings Ltd.	1,777,933	9,800
	SKYCITY Entertainment Group Ltd.	5,762,241	8,629
	Precinct Properties New Zealand Ltd.	10,084,714	8,023
	Freightways Group Ltd.	1,307,232	7,738
	Genesis Energy Ltd.	3,958,169	6,871
	Kiwi Property Group Ltd.	11,911,285	6,783
*	Air New Zealand Ltd.	11,722,009	5,621
	Vital Healthcare Property Trust	3,725,565	5,446
*	Pushpay Holdings Ltd.	5,676,988	4,962
	Vector Ltd.	1,876,289	4,757
	Skellerup Holdings Ltd.	1,379,925	4,521
	Argosy Property Ltd.	6,406,547	4,456
	Heartland Group Holdings Ltd.	4,390,467	4,287
	KMD Brands Ltd.	4,429,482	3,049
	Stride Property Group	3,716,252	3,049
	Oceania Healthcare Ltd.	5,565,484	2,548
	SKY Network Television Ltd.	1,159,530	1,830
	Scales Corp. Ltd.	802,788	1,627
*	Pacific Edge Ltd.	5,735,384	1,538
*	Synlait Milk Ltd.	824,176	1,099
*	Serko Ltd.	239,832	359
			522,421
Norway (0.7%)
	Equinor ASA	7,082,294	201,338
	DNB Bank ASA	7,859,804	140,657
	Norsk Hydro ASA	10,269,864	76,648
	Mowi ASA	3,401,441	62,913

		Shares	Market Value ($000)
	Aker BP ASA	2,350,372	57,643
	Telenor ASA	4,868,888	57,088
	Yara International ASA	1,249,099	54,287
	Orkla ASA	5,833,107	41,371
	TOMRA Systems ASA	1,799,871	30,386
	Storebrand ASA	3,564,435	27,380
	Bakkafrost P/F	389,952	25,175
	Salmar ASA	534,921	23,301
	Kongsberg Gruppen ASA	573,193	23,170
	Gjensidige Forsikring ASA	1,296,086	21,194
	Subsea 7 SA	1,753,880	20,820
*	Nordic Semiconductor ASA	1,200,268	18,504
	TGS ASA	915,847	16,480
	SpareBank 1 SR-Bank ASA	1,361,792	15,745
*,1	NEL ASA	11,314,154	15,385
*	Adevinta ASA	2,095,293	14,875
	Schibsted ASA Class A	758,976	12,883
	Borregaard ASA	770,121	12,880
	Aker ASA Class A	184,048	11,835
	SpareBank 1 SMN	1,001,578	11,832
*,1,2	AutoStore Holdings Ltd.	5,447,044	11,759
	Leroy Seafood Group ASA	1,962,218	10,161
*	Borr Drilling Ltd.	1,306,734	10,018
	Hafnia Ltd.	1,677,045	9,619
	Veidekke ASA	836,153	8,875
	Schibsted ASA Class B	549,714	8,836
[2]	Europris ASA	1,244,230	8,640
	Atea ASA	645,556	7,912
[1]	Var Energi ASA	3,136,714	7,676
*	FLEX LNG Ltd.	221,895	7,328
	Aker Solutions ASA	1,986,769	7,249
[2]	Elkem ASA	2,056,726	6,989
*,1	Kahoot! ASA	2,837,502	6,556
[2]	Scatec ASA	925,106	6,174
	Austevoll Seafood ASA	677,718	6,074
	Wallenius Wilhelmsen ASA	775,514	5,611
	Stolt-Nielsen Ltd.	164,976	5,280
*,2	Crayon Group Holding ASA	616,984	5,094
	MPC Container Ships ASA	2,818,340	4,510
[2]	BW LPG Ltd.	580,539	4,353
	DNO ASA	4,288,350	4,206
[2]	Entra ASA	424,609	4,109
*	Aker Carbon Capture ASA	2,683,301	3,782
	Bonheur ASA	157,700	3,506
	Grieg Seafood ASA	428,806	3,352
	Hoegh Autoliners ASA	507,175	2,854
*	Hexagon Composites ASA	818,410	2,595
	Wilh Wilhelmsen Holding ASA	100,468	2,511
	Sparebank 1 Oestlandet	218,532	2,374
	BW Offshore Ltd.	702,984	2,004
	Arendals Fossekompani ASA	85,723	1,783
*,1	Aker Horizons ASA	1,705,248	1,525
*	BW Energy Ltd.	503,010	1,306
			1,178,411
Poland (0.2%)
*	Polski Koncern Naftowy ORLEN SA	4,430,807	59,807
	Powszechna Kasa Oszczednosci Bank Polski SA	6,549,409	43,466
	Powszechny Zaklad Ubezpieczen SA	4,293,975	34,965

		Shares	Market Value ($000)
*,2	Dino Polska SA	369,126	33,528
	KGHM Polska Miedz SA	1,045,468	29,694
	Bank Polska Kasa Opieki SA	1,198,080	23,834
*,1,2	Allegro.eu SA	3,070,953	20,968
	LPP SA	8,533	18,945
	Santander Bank Polska SA	229,125	15,519
[1]	CD Projekt SA	502,466	13,007
*	Pepco Group NV	1,120,333	10,791
	KRUK SA	133,126	9,512
*	Orange Polska SA	5,133,674	8,142
	Asseco Poland SA	430,476	7,599
	Cyfrowy Polsat SA	1,858,524	7,222
*	mBank SA	97,607	6,962
*	PGE Polska Grupa Energetyczna SA	4,608,735	6,712
*	Alior Bank SA	710,810	6,419
*	Bank Millennium SA	4,655,183	4,829
	Bank Handlowy w Warszawie SA	250,902	4,749
*	Jastrzebska Spolka Weglowa SA	396,627	4,359
*	Tauron Polska Energia SA	7,247,197	3,238
*,1	Grupa Azoty SA	348,641	2,904
*	Enea SA	1,961,514	2,877
	Ciech SA	207,325	2,784
*,1	CCC SA	296,534	2,663
*,1	AmRest Holdings SE	554,093	2,420
	Warsaw Stock Exchange	192,573	1,605
*	Kernel Holding SA	344,692	1,473
			390,993
Portugal (0.2%)
*	EDP - Energias de Portugal SA	21,695,387	118,216
*	Jeronimo Martins SGPS SA	2,109,432	49,514
*	Galp Energia SGPS SA	3,881,354	43,919
	EDP Renovaveis SA	1,841,136	42,173
	Banco Comercial Portugues SA Class R	59,538,926	13,195
*	REN - Redes Energeticas Nacionais SGPS SA	2,985,739	8,745
*	Sonae SGPS SA	6,932,779	7,565
*	Navigator Co. SA	1,927,515	6,891
*	NOS SGPS SA	1,465,090	6,696
	CTT-Correios de Portugal SA	1,066,344	4,187
*	Greenvolt-Energias Renovaveis SA	447,820	3,224
[1]	Altri SGPS SA	561,374	2,891
*	Corticeira Amorim SGPS SA	245,373	2,664
*	Semapa-Sociedade de Investimento e Gestao	116,733	1,732
			311,612
Singapore (1.2%)
	DBS Group Holdings Ltd.	13,895,638	345,470
	Oversea-Chinese Banking Corp. Ltd.	27,006,531	251,749
	United Overseas Bank Ltd.	9,904,749	222,154
	Singapore Telecommunications Ltd.	57,807,693	107,110
	CapitaLand Integrated Commercial Trust	38,917,437	58,043
	CapitaLand Ascendas REIT	26,205,928	56,506
	Capitaland Investment Ltd.	19,530,630	54,188
	Wilmar International Ltd.	16,103,400	51,017
	Keppel Corp. Ltd.	10,649,473	45,183
	Singapore Exchange Ltd.	6,310,069	44,685
	Singapore Airlines Ltd.	9,815,153	42,337
*	Genting Singapore Ltd.	44,442,828	37,510
	Singapore Technologies Engineering Ltd.	11,687,980	32,175

		Shares	Market Value ($000)
	Mapletree Logistics Trust	24,672,302	31,826
*	Sembcorp Marine Ltd.	320,776,007	28,790
	Venture Corp. Ltd.	2,013,736	26,802
	Mapletree Industrial Trust	14,442,049	25,785
	Mapletree Pan Asia Commercial Trust	17,470,682	23,687
	Sembcorp Industries Ltd.	7,000,513	23,102
	Frasers Logistics & Commercial Trust	21,660,634	21,380
	City Developments Ltd.	3,583,189	19,883
	UOL Group Ltd.	3,780,058	19,737
	Jardine Cycle & Carriage Ltd.	755,418	17,789
	Suntec REIT	16,015,381	17,234
	Keppel DC REIT	9,870,372	15,306
	NetLink NBN Trust	22,466,244	14,537
	Frasers Centrepoint Trust	8,210,883	14,158
	ComfortDelGro Corp. Ltd.	15,816,859	14,050
*	SATS Ltd.	6,530,803	13,744
	CapitaLand Ascott Trust	15,250,568	11,419
	Keppel REIT	16,618,618	11,065
	Keppel Infrastructure Trust	27,583,601	10,902
	Olam Group Ltd.	8,947,910	10,608
	ESR-REIT	41,689,357	10,197
	Parkway Life REIT	2,950,166	8,854
*	Raffles Medical Group Ltd.	7,299,094	8,184
	CapitaLand China Trust	8,631,648	7,271
	Lendlease Global Commercial REIT	14,161,167	7,250
	Hutchison Port Holdings Trust Class U	38,627,924	7,235
	SPH REIT	8,332,893	5,918
	CDL Hospitality Trusts	6,588,112	5,904
	Capitaland India Trust	6,506,630	5,340
	AEM Holdings Ltd.	2,051,730	4,930
	First Resources Ltd.	3,910,432	4,641
	iFAST Corp. Ltd.	1,210,269	4,480
	Singapore Post Ltd.	11,873,268	4,459
	Starhill Global REIT	10,963,470	4,292
	AIMS APAC REIT	4,200,029	4,172
	Sheng Siong Group Ltd.	3,225,273	4,099
	Cromwell European REIT	2,427,026	3,970
	OUE Commercial REIT	16,415,235	3,890
	StarHub Ltd.	4,409,174	3,452
*,1	Golden Energy & Resources Ltd.	4,468,100	3,334
	Far East Hospitality Trust	7,372,259	3,247
*	SIA Engineering Co. Ltd.	1,849,016	3,134
	UMS Holdings Ltd.	3,374,092	2,829
	Hour Glass Ltd.	1,666,900	2,734
	Manulife US REIT	12,255,919	2,641
	Keppel Pacific Oak US REIT	6,390,657	2,431
	Digital Core REIT Management Private Ltd.	5,268,670	2,353
*	Riverstone Holdings Ltd.	4,146,873	1,874
	First REIT	9,128,516	1,781
	Nanofilm Technologies International Ltd.	1,369,479	1,669
	Prime US REIT	4,667,086	1,496
	Silverlake Axis Ltd.	5,429,426	1,348
*	COSCO Shipping International Singapore Co. Ltd.	7,561,216	934
	Bumitama Agri Ltd.	2,160,408	921
*	Yoma Strategic Holdings Ltd.	8,964,090	716
*,1,3	Ezra Holdings Ltd.	10,329,900	85
*,3	Eagle Hospitality Trust	4,532,200	—
			1,861,996

		Shares	Market Value ($000)
South Korea (4.5%)
	Samsung Electronics Co. Ltd.	37,369,985	1,847,982
	SK Hynix Inc.	4,131,437	282,735
	Samsung SDI Co. Ltd. (XKRX)	397,495	225,793
	Samsung Electronics Co. Ltd. Preference Shares	5,130,640	213,510
	LG Chem Ltd. (XKRX)	353,607	194,199
	NAVER Corp.	1,100,687	172,468
	POSCO Holdings Inc.	571,420	161,667
	Hyundai Motor Co.	1,063,309	151,280
	Kia Corp.	1,969,750	122,928
*	LG Energy Solution Ltd.	264,967	119,382
	Kakao Corp.	2,313,702	109,574
	KB Financial Group Inc.	2,942,772	107,476
	Shinhan Financial Group Co. Ltd.	3,808,166	103,450
	Celltrion Inc.	843,916	97,547
*,2	Samsung Biologics Co. Ltd.	140,416	85,115
	Hyundai Mobis Co. Ltd.	477,651	79,333
	LG Electronics Inc. (XKRX)	824,908	73,618
	Hana Financial Group Inc.	2,203,220	69,003
*	SK Innovation Co. Ltd.	400,491	55,491
	Samsung C&T Corp.	641,786	53,447
	Ecopro Co. Ltd.	138,550	53,379
	KT&G Corp.	821,149	52,774
[1]	Ecopro BM Co. Ltd.	301,067	52,173
	Samsung Electro-Mechanics Co. Ltd.	426,065	50,306
	POSCO Chemical Co. Ltd.	208,423	43,929
	L&F Co. Ltd.	177,625	43,062
	Woori Financial Group Inc.	4,850,083	42,665
	LG Corp.	668,092	42,542
*	Doosan Enerbility Co. Ltd.	3,207,330	42,118
	Samsung Fire & Marine Insurance Co. Ltd.	239,917	37,924
	SK Inc.	276,545	36,847
	Celltrion Healthcare Co. Ltd.	760,452	35,425
[1]	HMM Co. Ltd.	2,231,501	35,089
	NCSoft Corp.	120,988	34,672
*	Hanwha Solutions Corp.	780,954	32,214
*,1	Krafton Inc.	224,269	31,898
	Korea Zinc Co. Ltd.	72,657	30,913
	LG Household & Health Care Ltd.	64,071	29,601
*	Samsung Engineering Co. Ltd.	1,208,949	29,546
	Samsung Life Insurance Co. Ltd.	568,737	27,427
*	Korea Electric Power Corp.	1,929,759	26,744
	Korean Air Lines Co. Ltd.	1,408,055	25,140
	Samsung SDS Co. Ltd.	279,317	24,979
[1]	KakaoBank Corp.	1,298,581	24,271
[1]	Amorepacific Corp.	220,810	23,306
*	SK Square Co. Ltd.	755,562	23,192
[1]	LG Innotek Co. Ltd.	108,168	22,684
*	LG Display Co. Ltd.	1,698,054	21,567
*,1	HLB Inc.	768,118	20,664
[1]	Lotte Chemical Corp.	139,727	20,528
	Meritz Financial Group Inc.	686,438	20,449
*	HYBE Co. Ltd.	139,012	20,299
[1]	Hanwha Aerospace Co. Ltd.	264,843	20,174
	Hyundai Motor Co. Preference Shares (XKRS)	271,679	20,068
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	327,640	19,592
	DB Insurance Co. Ltd.	339,143	19,512
	Korea Aerospace Industries Ltd.	534,308	19,512

		Shares	Market Value ($000)
[1]	S-Oil Corp.	314,412	19,367
*	Samsung Heavy Industries Co. Ltd.	4,698,898	18,735
*	CosmoAM&T Co. Ltd.	154,656	18,404
	Orion Corp.	166,529	17,478
	Coway Co. Ltd.	429,724	17,343
	Hyundai Glovis Co. Ltd.	140,652	17,177
	HD Hyundai Co. Ltd.	383,699	17,144
[1]	Yuhan Corp.	407,060	15,848
	Hyundai Engineering & Construction Co. Ltd.	554,095	15,583
	Hyundai Steel Co.	577,263	15,431
[1]	DB HiTek Co. Ltd.	272,096	15,254
	Industrial Bank of Korea	1,954,545	15,201
	LG Chem Ltd. Preference Shares	63,026	15,101
	Hankook Tire & Technology Co. Ltd.	560,045	14,980
[1]	Hotel Shilla Co. Ltd.	237,955	14,954
	Kumho Petrochemical Co. Ltd.	129,749	14,352
*	Kum Yang Co. Ltd.	225,382	13,713
	CJ CheilJedang Corp. (XKRX)	53,849	13,491
	LG Uplus Corp.	1,603,580	13,360
[1]	F&F Co. Ltd.	122,104	13,138
	SKC Co. Ltd.	148,035	13,084
	Kangwon Land Inc.	821,026	12,593
[1]	JYP Entertainment Corp.	209,217	12,504
	Korea Investment Holdings Co. Ltd.	294,007	12,480
	GS Holdings Corp.	388,178	12,041
	Hyundai Motor Co. Preference Shares	165,471	12,030
	E-MART Inc.	146,779	11,937
	Hyundai Marine & Fire Insurance Co. Ltd.	452,081	11,737
	Samsung Securities Co. Ltd.	479,094	11,711
	Hanmi Pharm Co. Ltd.	57,699	11,374
[1]	Hansol Chemical Co. Ltd.	61,540	11,371
*,1	Hyundai Heavy Industries Co. Ltd.	144,898	11,200
*,1	Hyundai Rotem Co. Ltd.	561,021	11,139
	BNK Financial Group Inc.	2,206,071	11,067
	Fila Holdings Corp.	390,364	10,974
[1]	OCI Co. Ltd.	137,232	10,835
*,1,2	SK IE Technology Co. Ltd.	196,329	10,833
*,1	Celltrion Pharm Inc.	156,671	10,049
	Mirae Asset Securities Co. Ltd.	1,988,300	9,904
	Meritz Securities Co. Ltd.	1,984,302	9,313
*,1	SK Biopharmaceuticals Co. Ltd.	189,179	9,219
[1]	HL Mando Co. Ltd.	254,457	9,012
	Lotte Energy Materials Corp.	166,046	8,833
	Shinsegae Inc.	52,831	8,767
*,1	Pearl Abyss Corp.	237,501	8,519
	Hanwha Corp.	416,160	8,421
[1]	CS Wind Corp.	149,828	8,416
*,1	SK Bioscience Co. Ltd.	150,222	8,360
	Hanon Systems	1,229,396	8,319
*	Hyundai Mipo Dockyard Co. Ltd.	153,381	8,296
	LS Corp.	131,636	8,066
[1]	CJ Corp.	99,898	8,008
[1]	Hyosung Advanced Materials Corp.	23,888	7,963
	Youngone Corp.	225,380	7,930
[1]	LEENO Industrial Inc.	70,942	7,867
*,1	Alteogen Inc.	254,260	7,823
[1]	Hyosung TNC Corp.	22,616	7,710
	KIWOOM Securities Co. Ltd.	98,371	7,673

		Shares	Market Value ($000)
[1]	GS Engineering & Construction Corp.	473,283	7,558
	Cheil Worldwide Inc.	526,075	7,537
*,1	Kakao Games Corp.	230,860	7,482
	JB Financial Group Co. Ltd.	1,098,258	7,381
	LX Semicon Co. Ltd.	84,962	7,375
[1]	SM Entertainment Co. Ltd.	101,137	7,298
[1]	WONIK IPS Co. Ltd.	266,403	7,231
[1]	NongShim Co. Ltd.	24,795	7,207
*	Cosmochemical Co. Ltd.	186,500	7,203
*,1	Kakaopay Corp.	162,884	7,023
	NH Investment & Securities Co. Ltd.	1,032,703	7,001
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	369,396	6,996
	BGF retail Co. Ltd.	47,361	6,598
*,1,2	Netmarble Corp.	128,572	6,592
	Samchully Co. Ltd.	16,417	6,498
	GS Retail Co. Ltd.	295,527	6,448
[1]	AMOREPACIFIC Group	217,321	6,433
	DGB Financial Group Inc.	1,191,676	6,329
	Pan Ocean Co. Ltd.	1,409,620	6,319
[1]	Sam Chun Dang Pharm Co. Ltd.	99,855	6,226
	Doosan Bobcat Inc.	182,027	6,122
[1]	Chunbo Co. Ltd.	31,614	6,109
[1]	S-1 Corp.	143,701	6,107
[1]	Hyundai Doosan Infracore Co. Ltd.	1,045,673	6,076
	Medytox Inc.	35,374	6,062
	Posco International Corp.	351,400	6,047
[1]	Koh Young Technology Inc.	459,033	6,024
[1]	Daejoo Electronic Materials Co. Ltd.	75,797	5,981
[1]	Advanced Nano Products Co. Ltd.	52,924	5,954
	LOTTE Fine Chemical Co. Ltd.	131,258	5,902
*,1	Doosan Fuel Cell Co. Ltd.	225,154	5,838
[1]	Hanjin Kal Corp.	162,698	5,748
[1]	Hanmi Science Co. Ltd.	191,416	5,746
[1]	Dongjin Semichem Co. Ltd.	222,876	5,703
[1]	Soulbrain Co. Ltd.	31,267	5,695
	DL E&C Co. Ltd.	227,539	5,681
*,1	Bioneer Corp.	165,953	5,578
	Hanmi Semiconductor Co. Ltd.	344,679	5,536
	KCC Corp.	32,222	5,521
[1]	KEPCO Engineering & Construction Co. Inc.	95,471	5,512
*	HLB Life Science Co. Ltd.	644,045	5,458
	Dentium Co. Ltd.	50,659	5,456
	Samsung Card Co. Ltd.	229,972	5,372
[1]	Lotte Shopping Co. Ltd.	84,813	5,352
	Hyundai Wia Corp.	120,647	5,217
[1]	Dongwon Industries Co. Ltd.	132,627	5,212
[1]	People & Technology Inc.	137,842	5,156
*	CJ ENM Co. Ltd.	77,725	5,151
	Samsung SDI Co. Ltd. Preference Shares	20,057	5,149
	LS Electric Co. Ltd.	117,630	5,123
[1]	Wemade Co. Ltd.	127,086	4,955
*,1	Naturecell Co. Ltd.	353,134	4,935
	LG Electronics Inc. Preference Shares	130,982	4,921
[1]	Hanwha Systems Co. Ltd.	455,577	4,866
	Kolon Industries Inc.	139,552	4,795
	Hyundai Electric & Energy System Co. Ltd.	164,070	4,788
	Ecopro HN Co. Ltd.	80,493	4,767
[1]	Foosung Co. Ltd.	389,522	4,741

		Shares	Market Value ($000)
	KEPCO Plant Service & Engineering Co. Ltd.	162,861	4,741
[1]	Hyundai Department Store Co. Ltd.	111,891	4,714
	LG Household & Health Care Ltd. Preference Shares	24,513	4,675
*,1	Sungeel Hitech Co. Ltd.	37,275	4,613
*,1	Paradise Co. Ltd.	353,824	4,582
	Daeduck Electronics Co. Ltd.	247,942	4,554
*	SOLUM Co. Ltd.	263,385	4,546
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	36,820	4,512
	LIG Nex1 Co. Ltd.	80,444	4,472
	Hyundai Elevator Co. Ltd.	183,093	4,467
	Lotte Corp.	201,605	4,466
*	Hugel Inc.	44,882	4,438
	Eo Technics Co. Ltd.	63,763	4,401
*,1	STCUBE	311,940	4,379
*,1	Hyundai Bioscience Co. Ltd.	274,625	4,378
[1]	SK Chemicals Co. Ltd.	74,432	4,267
[1]	SFA Engineering Corp.	140,200	4,255
	Korean Reinsurance Co.	758,776	4,240
*,1	Daewoo Engineering & Construction Co. Ltd.	1,337,947	4,158
*	Korea Gas Corp.	198,516	4,139
[1]	Seegene Inc.	213,655	4,090
[1]	SD Biosensor Inc.	248,715	4,047
[1]	Hite Jinro Co. Ltd.	234,108	4,039
	Poongsan Corp.	138,531	4,027
	Park Systems Corp.	34,191	4,017
[1]	Com2uSCorp	70,885	3,980
*,1	Eoflow Co. Ltd.	183,560	3,970
[1]	Dongkuk Steel Mill Co. Ltd.	419,376	3,946
	SSANGYONG C&E Co. Ltd.	828,021	3,927
*,1	Hana Tour Service Inc.	83,382	3,926
[1]	Ottogi Corp.	11,387	3,914
*,1	Creative & Innovative System	351,523	3,906
[1]	Green Cross Corp.	41,499	3,904
*,1	Hanwha Life Insurance Co. Ltd.	2,101,125	3,882
[1]	S&S Tech Corp.	123,278	3,860
	LX International Corp.	172,551	3,847
*,1	KMW Co. Ltd.	222,355	3,846
*,1	Hanall Biopharma Co. Ltd.	271,294	3,845
[1]	ST Pharm Co. Ltd.	66,686	3,805
	W Scope Chungju Plant Co. Ltd.	102,748	3,801
[1]	CJ Logistics Corp.	61,467	3,780
[1]	DL Holdings Co. Ltd.	90,242	3,706
[1]	Kolmar Korea Co. Ltd.	114,515	3,694
[1]	Harim Holdings Co. Ltd.	297,752	3,685
	SK Telecom Co. Ltd.	98,695	3,662
[1]	YG Entertainment Inc.	82,950	3,642
	Douzone Bizon Co. Ltd.	133,447	3,613
	Hyundai Construction Equipment Co. Ltd.	89,919	3,611
[1]	Chong Kun Dang Pharmaceutical Corp.	60,124	3,587
	Daesung Holdings Co. Ltd.	33,940	3,574
*,1	Cosmax Inc.	57,231	3,573
[1]	Hana Micron Inc.	282,088	3,570
	Solus Advanced Materials Co. Ltd.	97,951	3,563
[1]	BH Co. Ltd.	183,774	3,559
[1]	SK Networks Co. Ltd.	1,023,654	3,553
[1]	Intellian Technologies Inc.	49,014	3,550
*,1	Duk San Neolux Co. Ltd.	93,600	3,512
	AfreecaTV Co. Ltd.	53,383	3,509

		Shares	Market Value ($000)
*,1	Shin Poong Pharmaceutical Co. Ltd.	252,401	3,508
*,1	LegoChem Biosciences Inc.	122,550	3,497
[1]	Dongsuh Cos. Inc.	228,330	3,449
*,1	Oscotec Inc.	245,667	3,440
[1]	Hyosung Corp.	66,180	3,438
*,1	Myoung Shin Industrial Co. Ltd.	208,429	3,420
[1]	SIMMTECH Co. Ltd.	137,845	3,395
	HAESUNG DS Co. Ltd.	82,555	3,375
[1]	Doosan Co. Ltd.	43,946	3,322
*,1	Humasis Co. Ltd.	945,724	3,310
	SK REITs Co. Ltd.	850,586	3,266
*,1	Chabiotech Co. Ltd.	327,870	3,174
	Mirae Asset Securities Co. Ltd. Preference Shares	1,150,093	3,138
*,1	Taihan Electric Wire Co. Ltd.	2,685,429	3,123
[1]	Korea Petrochemical Ind Co. Ltd.	21,999	3,113
[1]	Jusung Engineering Co. Ltd.	248,792	3,111
	Amorepacific Corp. Preference Shares	90,736	3,100
*,1	IS Dongseo Co. Ltd.	98,825	3,096
	JR Global REIT	907,788	3,082
[1]	Youlchon Chemical Co. Ltd.	98,181	3,080
*	Kumho Tire Co. Inc.	1,055,733	3,028
	Posco ICT Co. Ltd.	413,325	3,026
[1]	Innox Advanced Materials Co. Ltd.	96,779	3,024
	Daou Technology Inc.	187,082	3,017
*,1	ABLBio Inc.	183,284	3,014
*,1	GemVax & Kael Co. Ltd.	273,794	3,001
	HDC Hyundai Development Co-Engineering & Construction Class E	344,022	2,997
*	SK oceanplant Co. Ltd.	195,747	2,996
[1]	Lotte Chilsung Beverage Co. Ltd.	23,503	2,985
[1]	PI Advanced Materials Co. Ltd.	102,816	2,984
[1]	HK inno N Corp.	112,197	2,954
	Hyundai Autoever Corp.	33,801	2,940
	Samyang Foods Co. Ltd.	32,003	2,938
*,1	Enchem Co. Ltd.	53,374	2,916
*	Jeju Air Co. Ltd.	239,338	2,910
*	Pharmicell Co. Ltd.	411,857	2,905
[1]	Daewoong Pharmaceutical Co. Ltd.	35,512	2,877
	CJ CheilJedang Corp. Preference Shares	23,742	2,841
	Lutronic Corp.	144,282	2,835
*	Asiana Airlines Inc.	260,204	2,766
[1]	RFHIC Corp.	129,772	2,758
	ESR Kendall Square REIT Co. Ltd.	917,086	2,748
*	GeneOne Life Science Inc.	549,945	2,709
*,1	Studio Dragon Corp.	49,538	2,694
[1]	Sebang Global Battery Co. Ltd.	62,788	2,692
	LOTTE REIT Co. Ltd.	944,160	2,679
[1]	TKG Huchems Co. Ltd.	159,281	2,677
	Innocean Worldwide Inc.	84,630	2,650
*	Neowiz	84,997	2,635
*,1	SFA Semicon Co. Ltd.	598,232	2,625
*	NHN Corp.	128,990	2,619
[1]	MegaStudyEdu Co. Ltd.	58,007	2,611
[1]	SL Corp.	120,972	2,610
	Eugene Technology Co. Ltd.	105,937	2,601
[1]	Samyang Holdings Corp.	44,789	2,599
	Korea Electric Terminal Co. Ltd.	54,279	2,590
[1]	Seoul Semiconductor Co. Ltd.	291,480	2,590
[1]	Tokai Carbon Korea Co. Ltd.	31,976	2,588

		Shares	Market Value ($000)
*	Hyosung Heavy Industries Corp.	49,927	2,569
*,1	Lotte Tour Development Co. Ltd.	236,371	2,507
*,1	NEPES Corp.	134,920	2,486
	Green Cross Holdings Corp.	207,933	2,470
	PharmaResearch Co. Ltd.	44,798	2,425
	Han Kuk Carbon Co. Ltd.	252,105	2,387
	NICE Information Service Co. Ltd.	248,476	2,361
[1]	DoubleUGames Co. Ltd.	69,164	2,354
	Daesang Corp.	153,429	2,316
[1]	INTOPS Co. Ltd.	83,809	2,300
[1]	DongKook Pharmaceutical Co. Ltd.	191,496	2,300
*,1	Grand Korea Leisure Co. Ltd.	148,062	2,286
*,1	CJ CGV Co. Ltd.	190,723	2,282
[1]	Taekwang Industrial Co. Ltd.	4,108	2,278
[1]	Doosan Tesna Inc.	73,960	2,265
[1]	Ahnlab Inc.	47,034	2,250
[1]	Partron Co. Ltd.	350,775	2,237
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	74,429	2,236
*,1	Dawonsys Co. Ltd.	206,806	2,229
[1]	GOLFZON Co. Ltd.	22,441	2,212
[1]	Mcnex Co. Ltd.	89,291	2,165
*,1	Genexine Inc.	223,990	2,138
	Youngone Holdings Co. Ltd.	42,817	2,116
*,1	Wysiwyg Studios Co. Ltd.	174,673	2,114
	Shinhan Alpha REIT Co. Ltd.	495,899	2,097
	Hanssem Co. Ltd.	53,073	2,081
[1,3]	Hyundai Greenfood Co. Ltd.	372,839	2,076
	Samwha Capacitor Co. Ltd.	54,799	2,068
	KCC Glass Corp.	66,784	2,039
*	Il Dong Pharmaceutical Co. Ltd.	118,827	1,998
	Handsome Co. Ltd.	99,619	1,997
*,1	Seojin System Co. Ltd.	141,712	1,993
	SNT Motiv Co. Ltd.	55,100	1,990
	Orion Holdings Corp.	149,295	1,956
[1]	GC Cell Corp.	59,981	1,928
	LX Holdings Corp.	292,768	1,921
	SK Discovery Co. Ltd.	78,691	1,913
*	Hanwha General Insurance Co. Ltd.	582,013	1,902
[1]	L&C Bio Co. Ltd.	95,248	1,891
	Daishin Securities Co. Ltd. Preference Shares	196,338	1,878
*	Korea Line Corp.	1,113,049	1,877
[1]	Sungwoo Hitech Co. Ltd.	328,968	1,869
*,1	Ananti Inc.	356,731	1,868
	LF Corp.	139,267	1,861
	Daewoong Co. Ltd.	159,037	1,859
[1]	Hankook & Co. Co. Ltd.	201,680	1,854
*	Hanwha Investment & Securities Co. Ltd.	884,332	1,852
[1]	KH Vatec Co. Ltd.	127,475	1,842
*,1	NKMax Co. Ltd.	226,797	1,828
	Daishin Securities Co. Ltd.	181,965	1,797
*,1	Amicogen Inc.	135,676	1,793
	InBody Co. Ltd.	79,017	1,779
*	Hyosung Chemical Corp.	17,591	1,766
*,1	Shinsung E&G Co. Ltd.	1,245,498	1,763
	Nexen Tire Corp.	264,890	1,762
	i-SENS Inc.	130,714	1,746
[1]	Zinus Inc.	80,556	1,746
	Lotte Rental Co. Ltd.	87,338	1,742

		Shares	Market Value ($000)
*,1	Helixmith Co. Ltd.	241,884	1,727
*,1	Bukwang Pharmaceutical Co. Ltd.	278,657	1,723
*	HLB Therapeutics Co. Ltd.	412,196	1,691
[1]	Songwon Industrial Co. Ltd.	116,644	1,687
	Webzen Inc.	128,051	1,680
[1]	Young Poong Corp.	3,717	1,658
	Hanjin Transportation Co. Ltd.	105,405	1,657
	Advanced Process Systems Corp.	95,643	1,651
	JW Pharmaceutical Corp.	102,289	1,641
	Unid Co. Ltd.	27,440	1,641
*,1	Danal Co. Ltd.	425,595	1,641
	SK Gas Ltd.	17,923	1,639
*	AbClon Inc.	99,468	1,634
	Namyang Dairy Products Co. Ltd.	3,679	1,595
	TES Co. Ltd.	94,344	1,591
	HDC Holdings Co. Ltd.	302,226	1,575
*	DIO Corp.	81,573	1,571
*,1	Modetour Network Inc.	109,425	1,563
*,1	Hancom Inc.	122,353	1,563
[1]	NHN KCP Corp.	158,788	1,547
	Hyundai Home Shopping Network Corp.	41,524	1,545
	Seah Besteel Holdings Corp.	88,195	1,541
	Dong-A ST Co. Ltd.	35,735	1,508
	Dong-A Socio Holdings Co. Ltd.	23,035	1,506
*	Com2uS Holdings Corp.	39,643	1,483
	Lotte Confectionery Co. Ltd.	17,533	1,476
	SK Securities Co. Ltd.	2,674,850	1,456
[1]	Hansae Co. Ltd.	120,725	1,448
	Hanwha Galleria Co. Ltd.	880,757	1,441
	Solid Inc.	330,446	1,427
*	Yungjin Pharmaceutical Co. Ltd.	628,483	1,425
*,1	MedPacto Inc.	95,497	1,424
*,1	Komipharm International Co. Ltd.	269,799	1,402
	Ilyang Pharmaceutical Co. Ltd.	107,724	1,401
[1]	Shinsegae International Inc.	83,670	1,397
[1]	Boryung	207,195	1,391
*	Namsun Aluminum Co. Ltd.	723,447	1,379
*,1	Insun ENT Co. Ltd.	204,404	1,362
[1]	Nature Holdings Co. Ltd.	63,022	1,350
*,1	Eubiologics Co. Ltd.	242,083	1,348
	Daol Investment & Securities Co. Ltd.	320,266	1,329
*	OliX Pharmaceuticals Inc.	75,981	1,317
*,1	Mezzion Pharma Co. Ltd.	106,176	1,316
	Huons Co. Ltd.	53,584	1,311
	NICE Holdings Co. Ltd.	139,018	1,305
[1]	Hanil Cement Co. Ltd.	128,948	1,287
*	HLB Global Co. Ltd.	272,401	1,282
	TK Corp.	97,952	1,277
	iMarketKorea Inc.	166,520	1,273
	HL Holdings Corp.	52,319	1,261
*,1	CMG Pharmaceutical Co. Ltd.	793,520	1,260
[1]	Seobu T&D	210,788	1,259
	KISWIRE Ltd.	79,825	1,257
*,1	BNC Korea Co. Ltd.	404,923	1,245
	Tongyang Inc.	1,450,596	1,239
*,1	Binex Co. Ltd.	169,163	1,237
	Sung Kwang Bend Co. Ltd.	129,374	1,236
	Vieworks Co. Ltd.	52,535	1,225

		Shares	Market Value ($000)
	TY Holdings Co. Ltd.	150,277	1,224
	Yuanta Securities Korea Co. Ltd.	588,778	1,212
	Binggrae Co. Ltd.	37,780	1,209
*	Medipost Co. Ltd.	107,192	1,200
	LX Hausys Ltd.	46,419	1,197
*,1	iNtRON Biotechnology Inc.	201,678	1,172
*	UniTest Inc.	107,317	1,171
	KC Tech Co. Ltd.	72,604	1,163
*	CrystalGenomics Inc.	453,286	1,162
	ENF Technology Co. Ltd.	67,173	1,141
*	Daea TI Co. Ltd.	445,632	1,139
	Toptec Co. Ltd.	146,200	1,131
	Hansol Paper Co. Ltd.	122,002	1,107
[1]	Sangsangin Co. Ltd.	288,645	1,106
	Korea United Pharm Inc.	68,666	1,103
	Korea Real Estate Investment & Trust Co. Ltd.	1,080,367	1,100
[1]	ITM Semiconductor Co. Ltd.	48,634	1,034
*,1	Ace Technologies Corp.	259,446	1,030
[1]	Gradiant Corp.	84,142	1,018
	KUMHOE&C Co. Ltd.	211,991	1,014
[1]	Dongwon F&B Co. Ltd.	8,025	992
*	Samsung Pharmaceutical Co. Ltd.	494,527	989
[1]	Kwang Dong Pharmaceutical Co. Ltd.	229,423	975
*,1,3	Cellivery Therapeutics Inc.	189,478	972
	Hansol Technics Co. Ltd.	205,189	969
	SPC Samlip Co. Ltd.	18,028	947
	Hankook Shell Oil Co. Ltd.	5,336	944
*	Sambu Engineering & Construction Co. Ltd.	1,024,093	941
	KC Co. Ltd.	55,206	933
[1]	OptoElectronics Solutions Co. Ltd.	58,194	932
	Korea Asset In Trust Co. Ltd.	429,889	929
	Namhae Chemical Corp.	131,949	921
*	Mirae Asset Life Insurance Co. Ltd.	468,233	920
	HS Industries Co. Ltd.	313,182	919
	Jeil Pharmaceutical Co. Ltd.	63,513	909
*	Giantstep Inc.	56,889	885
	Woongjin Thinkbig Co. Ltd.	374,697	868
[1]	Cuckoo Homesys Co. Ltd.	41,570	847
	Daeduck Co. Ltd.	163,705	843
	Chongkundang Holdings Corp.	21,069	822
*	Wonik Holdings Co. Ltd.	282,074	821
	Soulbrain Holdings Co. Ltd.	37,780	818
	Dae Han Flour Mills Co. Ltd.	7,283	809
	KISCO Corp.	148,646	807
	ICD Co. Ltd.	78,844	807
[1]	Maeil Dairies Co. Ltd.	21,677	799
	Kolon Corp.	50,498	796
*	Homecast Co. Ltd.	243,243	795
	LOTTE Himart Co. Ltd.	82,729	776
	Eusu Holdings Co. Ltd.	150,259	768
	Eugene Investment & Securities Co. Ltd.	401,535	767
	BGF Co. Ltd.	229,646	767
*	Cafe24 Corp.	103,424	764
	CJ Freshway Corp.	33,406	763
	Samyang Corp.	24,474	761
*	Inscobee Inc.	701,054	754
*	Able C&C Co. Ltd.	130,186	753
	Sam Young Electronics Co. Ltd.	102,178	738

		Shares	Market Value ($000)
*	Eutilex Co. Ltd.	183,187	738
	Hyundai Corp.	58,136	732
	Peptron Inc.	129,978	729
	KT Skylife Co. Ltd.	121,208	728
	Hansol Holdings Co. Ltd.	292,976	720
	DB Financial Investment Co. Ltd.	231,124	715
	Sindoh Co. Ltd.	27,107	703
	Humedix Co. Ltd.	39,149	696
*	Enzychem Lifesciences Corp.	466,542	694
*	Tongyang Life Insurance Co. Ltd.	231,140	679
	E1 Corp.	18,014	670
	Hanil Holdings Co. Ltd.	74,880	659
	Hyundai Bioland Co. Ltd.	71,668	658
*,1	Telcon RF Pharmaceutical Inc.	786,783	645
	LG HelloVision Co. Ltd.	193,176	626
*	HJ Shipbuilding & Construction Co. Ltd.	223,672	625
	Kolmar Korea Holdings Co. Ltd.	52,623	619
*	Dongsung Pharmaceutical Co. Ltd.	128,195	613
	Aekyung Industrial Co. Ltd.	43,349	609
[1]	Huons Global Co. Ltd.	39,208	596
*	Interflex Co. Ltd.	72,569	594
[1]	Cuckoo Holdings Co. Ltd.	44,020	531
	Lock&Lock Co. Ltd.	105,522	492
	Taeyoung Engineering & Construction Co. Ltd.	170,103	472
*	Aprogen Biologics	1,590,421	448
*,1,3	Kuk-il Paper Manufacturing Co. Ltd.	665,811	409
[1]	Korea Electric Power Corp. ADR	50,986	354
	Kyobo Securities Co. Ltd.	87,245	341
*	Unid Btplus Co. Ltd.	43,024	318
*	Hyundai Livart Furniture Co. Ltd.	16,970	104
*	Cellid Co. Ltd.	13,658	97
	Byucksan Corp.	53,306	90
	Hanwha Corp. Preference Shares	40	—
*	Shinhan Alpha Reit Co. Ltd. Rights	77,574	—
			7,205,064
Spain (2.1%)
*	Iberdrola SA (XMAD)	45,736,383	569,775
	Banco Santander SA	125,624,569	468,138
	Banco Bilbao Vizcaya Argentaria SA	46,217,248	330,424
	Industria de Diseno Textil SA	8,058,362	270,722
*	Amadeus IT Group SA	3,455,404	231,801
[2]	Cellnex Telecom SA	4,299,102	167,182
	Telefonica SA	38,298,327	164,944
	Repsol SA	9,799,100	150,689
	CaixaBank SA	29,296,125	114,312
	Ferrovial SA	3,617,931	106,539
*,2	Aena SME SA	539,359	87,219
	Red Electrica Corp. SA	3,306,601	58,184
	Endesa SA	2,434,535	52,878
	ACS Actividades de Construccion y Servicios SA	1,551,871	49,427
	Banco de Sabadell SA	43,176,697	46,434
	Enagas SA	1,908,823	36,679
*	Acciona SA	175,381	35,188
	Naturgy Energy Group SA	1,111,350	33,456
	Bankinter SA	5,262,702	29,894
	Merlin Properties Socimi SA	2,559,231	22,392
	Viscofan SA	300,189	21,498
*	Grifols SA	2,169,823	21,478

		Shares	Market Value ($000)
*	Grifols SA Preference Shares	2,464,682	17,728
*	Corp. ACCIONA Energias Renovables SA	437,606	16,971
	Inmobiliaria Colonial Socimi SA	2,602,177	16,492
	Vidrala SA	141,454	15,492
*	Acerinox SA	1,496,819	15,404
*	Mapfre SA	7,638,659	15,395
	Fluidra SA	842,058	14,840
	Indra Sistemas SA	942,106	12,751
	Cia de Distribucion Integral Logista Holdings SA	484,238	12,083
	CIE Automotive SA	385,723	11,102
	Ebro Foods SA	593,470	10,495
[2]	Unicaja Banco SA	9,576,452	10,296
	Sacyr SA	3,014,969	9,692
*	Solaria Energia y Medio Ambiente SA	468,245	8,447
	Faes Farma SA	2,383,995	8,149
	Applus Services SA	991,486	7,736
*	Laboratorios Farmaceuticos Rovi SA	162,463	6,783
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,180,676	5,570
[2]	Gestamp Automocion SA	1,215,221	5,507
*	Almirall SA	570,658	5,317
*	Melia Hotels International SA	812,704	5,251
	Pharma Mar SA	102,445	4,914
	Construcciones y Auxiliar de Ferrocarriles SA	139,410	3,872
	Prosegur Cia de Seguridad SA	1,859,826	3,689
	Ence Energia y Celulosa SA	974,227	3,630
[2]	Global Dominion Access SA	825,572	3,242
	Fomento de Construcciones y Contratas SA	324,306	3,171
[2]	Neinor Homes SA	313,999	3,080
*	Tecnicas Reunidas SA	235,905	2,586
	Lar Espana Real Estate Socimi SA	469,769	2,513
	Atresmedia Corp. de Medios de Comunicacion SA	629,388	2,374
*,2	Prosegur Cash SA	2,795,747	2,151
*	Distribuidora Internacional de Alimentacion SA	102,880,236	1,652
*	Mediaset Espana Comunicacion SA	389,355	1,272
*,1	NH Hotel Group SA	198,590	774
			3,339,674
Sweden (2.9%)
	Investor AB	13,419,744	267,329
	Atlas Copco AB Class A	19,035,285	241,146
	Volvo AB Class B	11,577,699	238,578
	Assa Abloy AB Class B	7,458,627	178,653
	Sandvik AB	8,266,931	175,472
	Hexagon AB Class B	14,379,381	165,498
[2]	Evolution AB	1,227,455	164,453
	Skandinaviska Enskilda Banken AB Class A	12,538,528	138,404
	Atlas Copco AB Class B	11,987,677	137,891
	Telefonaktiebolaget LM Ericsson Class B	23,044,954	135,085
	Essity AB Class B	4,679,775	133,673
	Nibe Industrier AB Class B	11,162,402	127,242
	Swedbank AB Class A	7,716,578	126,896
	Svenska Handelsbanken AB Class A	11,335,984	98,179
	Epiroc AB Class A	4,865,895	96,588
	Investor AB (XSTO)	4,602,527	93,914
	Alfa Laval AB	2,376,521	84,859
	Boliden AB	2,100,580	82,520
	H & M Hennes & Mauritz AB Class B	5,073,314	72,536
	Svenska Cellulosa AB SCA Class B	4,528,334	59,641
	SKF AB Class B	2,955,052	58,205

		Shares	Market Value ($000)
	EQT AB	2,604,694	53,207
	Trelleborg AB Class B	1,749,528	49,794
	Telia Co. AB	18,956,536	48,136
	Epiroc AB Class B	2,804,338	47,815
	Indutrade AB	2,150,212	45,759
[1]	Beijer Ref AB Class B	2,502,192	43,907
	Saab AB Class B	701,351	42,608
	Skanska AB Class B	2,754,057	42,183
	Tele2 AB Class B	4,235,664	42,158
	Getinge AB Class B	1,709,869	41,701
	Lifco AB Class B	1,741,250	37,546
	Volvo AB Class A	1,578,095	33,945
	Industrivarden AB Class A	1,229,419	33,228
	Securitas AB Class B	3,714,805	33,046
*	Swedish Orphan Biovitrum AB	1,350,950	31,478
	SSAB AB Class B	4,334,175	30,981
	Sagax AB Class B	1,319,203	30,408
	Holmen AB Class B	739,449	28,507
*	Kinnevik AB Class B	1,840,037	27,514
	AddTech AB Class B	1,454,251	27,026
	Husqvarna AB Class B	3,113,248	27,022
	L E Lundbergforetagen AB Class B	567,002	25,678
	Fortnox AB	3,712,938	25,405
	AAK AB	1,330,180	24,084
	Hexpol AB	1,905,517	23,604
[1]	Industrivarden AB Class C	869,577	23,448
[1]	Castellum AB	1,972,994	22,953
	Investment AB Latour Class B	1,105,160	22,499
[1]	Avanza Bank Holding AB	952,239	22,335
	Nordnet AB publ	1,309,443	21,589
	Elekta AB Class B	2,758,843	21,083
	Axfood AB	828,692	20,237
[1]	Electrolux AB Class B	1,650,939	20,066
[2]	Thule Group AB	804,410	19,842
	Sweco AB Class B	1,553,187	19,726
*	Fastighets AB Balder Class B	4,797,508	19,711
	Loomis AB Class B	551,416	18,892
	SSAB AB Class A	2,521,073	18,628
	Lagercrantz Group AB	1,446,678	18,116
*	Volvo Car AB Class B	4,115,313	18,003
[2]	Bravida Holding AB	1,559,203	17,637
	Hexatronic Group AB	1,522,842	17,378
	Billerud AB	1,615,003	16,599
	Wihlborgs Fastigheter AB	2,042,376	15,651
	Sectra AB	991,226	15,504
[2]	Dometic Group AB	2,449,661	14,958
	Fabege AB	1,936,964	14,857
*	Viaplay Group AB Class B	578,376	14,786
	AFRY AB	753,973	13,586
	Mycronic AB	526,870	12,959
*,1,2	Sinch AB	4,712,364	12,747
[1]	Samhallsbyggnadsbolaget i Norden AB	8,448,726	11,552
	Hufvudstaden AB Class A	830,278	11,262
	AddNode Group AB Class B	902,160	10,859
	Vitrolife AB	507,596	10,554
	Vitec Software Group AB Class B	201,994	10,410
	Hemnet Group AB	603,087	10,150
	Bure Equity AB	416,102	9,944

		Shares	Market Value ($000)
	Nyfosa AB	1,408,188	9,802
	Wallenstam AB Class B	2,566,769	9,715
	Catena AB	256,288	9,538
	Electrolux Professional AB Class B	1,750,855	9,179
	Instalco AB	1,832,730	8,853
	Betsson AB Class B	925,293	8,805
	Storskogen Group AB Class B	10,487,422	8,758
	HMS Networks AB	213,638	8,730
	Mips AB	166,156	8,425
*	Pandox AB	675,036	8,422
	JM AB	495,068	8,215
	Lindab International AB	531,490	8,145
	Granges AB	826,995	7,890
	Medicover AB Class B	481,501	7,783
	AddLife AB Class B	836,584	7,599
	Peab AB Class B	1,505,139	7,539
[2]	Munters Group AB	795,801	7,351
*	Alleima AB	1,435,032	7,089
	Nolato AB Class B	1,355,011	6,882
	Bilia AB Class A	548,648	6,776
	Arjo AB Class B	1,730,484	6,775
*	Stillfront Group AB	3,480,117	6,733
	Beijer Alma AB	337,128	6,716
	Modern Times Group MTG AB Shares B	921,059	6,697
*	OX2 AB	889,385	6,629
	Intrum AB	607,845	6,551
	Biotage AB	504,344	6,435
*,2	BioArctic AB Class B	259,406	6,295
	Concentric AB	294,991	6,022
	Bufab AB	221,403	5,911
*,2	Boozt AB	475,520	5,788
	Atrium Ljungberg AB Class B	338,278	5,526
	NCC AB Class B	614,279	5,448
	Troax Group AB	258,499	5,369
	INVISIO AB	252,669	5,204
*	Sdiptech AB Class B	222,551	5,171
	Systemair AB	581,659	4,892
	Corem Property Group AB Class B	6,832,241	4,772
	Dios Fastigheter AB	695,917	4,626
	Ratos AB Class B	1,494,118	4,565
*,1	Truecaller AB Class B	1,534,695	4,527
	SkiStar AB	327,008	3,931
	NP3 Fastigheter AB	214,366	3,868
	MEKO AB	318,977	3,794
	Cibus Nordic Real Estate AB	361,687	3,780
*,1,2	Scandic Hotels Group AB	1,020,906	3,436
	Cloetta AB Class B	1,628,089	3,433
*	Camurus AB	154,308	3,268
	Fagerhult AB	545,548	3,265
	Platzer Fastigheter Holding AB Class B	413,031	3,205
[1]	Svenska Handelsbanken AB Class B	263,020	2,821
	Investment AB Oresund	221,407	2,528
[2]	Resurs Holding AB	1,046,956	2,332
	Skandinaviska Enskilda Banken AB Class C	177,490	2,273
*,2	Attendo AB	770,941	2,204
	Telefonaktiebolaget LM Ericsson Class A	342,339	2,190
	Sagax AB Class D	849,759	2,145
[1]	Clas Ohlson AB Class B	288,139	2,141

		Shares	Market Value ($000)
*	Collector Bank AB	601,002	2,083
*	Cint Group AB	1,415,659	1,931
*,1	BICO Group AB Class B	352,201	1,853
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	1,186,975	1,843
	Nobia AB	852,151	1,463
	Volati AB	146,754	1,335
	Corem Property Group AB Preference Shares	35,329	736
	Svenska Cellulosa AB SCA Class A	31,965	425
	NCC AB Class A	28,053	257
			4,670,711
Switzerland (7.6%)
	Nestle SA (Registered)	20,700,117	2,523,977
	Roche Holding AG	5,324,761	1,521,511
	Novartis AG (Registered)	15,280,798	1,403,061
	Cie Financiere Richemont SA Class A (Registered)	3,921,976	628,913
	Zurich Insurance Group AG	1,138,892	545,756
	UBS Group AG (Registered)	21,954,366	464,572
	ABB Ltd. (Registered)	11,670,045	401,467
	Lonza Group AG (Registered)	568,178	342,043
	Sika AG (Registered)	1,111,052	311,645
	Holcim AG	4,182,935	269,763
	Alcon Inc.	3,533,744	250,852
	Swiss Re AG	2,215,720	227,629
	Givaudan SA (Registered)	60,947	198,370
	Partners Group Holding AG	170,278	160,355
	Geberit AG (Registered)	261,362	145,957
	Swiss Life Holding AG (Registered)	233,129	143,865
	Swisscom AG (Registered)	195,122	124,521
	Straumann Holding AG	818,331	122,737
	Sonova Holding AG (Registered)	388,959	114,739
	Kuehne + Nagel International AG (Registered)	380,925	113,453
	Julius Baer Group Ltd.	1,618,226	110,538
	SGS SA (Registered)	45,182	99,660
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	7,975	94,190
	Chocoladefabriken Lindt & Spruengli AG (Registered)	770	91,196
	Swatch Group AG (XSWX)	234,294	80,689
[2]	VAT Group AG	197,305	71,283
	Schindler Holding AG (XSWX)	313,131	69,383
[1]	Roche Holding AG (XSWX)	226,418	68,037
	SIG Group AG	2,530,480	65,193
	Logitech International SA (Registered)	1,094,571	63,886
	Barry Callebaut AG (Registered)	27,399	58,052
	Baloise Holding AG (Registered)	345,128	53,742
	Georg Fischer AG	629,340	48,982
	Swiss Prime Site AG (Registered)	583,140	48,493
*	EMS-Chemie Holding AG (Registered)	54,325	44,907
	Adecco Group AG (Registered)	1,220,583	44,460
	Tecan Group AG (Registered)	97,202	42,578
	PSP Swiss Property AG (Registered)	345,415	39,308
	Helvetia Holding AG (Registered)	266,245	37,111
	Belimo Holding AG (Registered)	70,707	34,175
	Temenos AG (Registered)	462,029	32,151
[2]	Galenica AG	372,014	31,472
	Schindler Holding AG (Registered)	142,069	30,064
	Clariant AG (Registered)	1,728,356	28,672
*	Flughafen Zurich AG (Registered)	145,034	26,573
*	Dufry AG (Registered)	584,520	26,069
	Credit Suisse Group AG (Registered)	27,687,041	24,864

		Shares	Market Value ($000)
	Bachem Holding AG	236,677	23,801
	Bucher Industries AG (Registered)	49,906	23,342
	Siegfried Holding AG (Registered)	31,107	22,887
	DKSH Holding AG	274,547	22,134
	BKW AG	139,319	21,905
	Banque Cantonale Vaudoise (Registered)	215,243	20,312
*	Meyer Burger Technology AG	27,428,291	19,274
	Allreal Holding AG (Registered)	112,148	18,927
	Cembra Money Bank AG	225,130	17,718
	SFS Group AG	133,720	17,356
*	Accelleron Industries AG	728,075	17,240
	Swatch Group AG (Registered)	266,413	16,892
	Emmi AG (Registered)	16,272	16,322
	Inficon Holding AG (Registered)	14,936	16,198
	Comet Holding AG (Registered)	57,058	15,871
[1]	Stadler Rail AG	405,296	15,847
	Burckhardt Compression Holding AG	24,240	15,072
*	ams-OSRAM AG	1,906,409	14,856
	Interroll Holding AG (Registered)	4,116	14,790
	Landis & Gyr Group AG	186,619	14,364
	Mobimo Holding AG (Registered)	55,036	14,351
	Vontobel Holding AG (Registered)	210,683	13,672
*	Swissquote Group Holding SA (Registered)	67,053	13,096
	Valiant Holding AG (Registered)	121,709	13,084
*	Aryzta AG	7,099,454	12,074
	Softwareone Holding AG	833,534	11,891
	Daetwyler Holding AG	56,130	11,593
*	St. Galler Kantonalbank AG (Registered)	21,330	11,481
	Huber + Suhner AG (Registered)	131,099	11,258
	Sulzer AG (Registered)	132,544	11,240
	Forbo Holding AG (Registered)	7,071	10,219
	Komax Holding AG (Registered)	36,229	10,171
*,1	Idorsia Ltd.	924,032	10,158
	dormakaba Holding AG	23,435	10,026
*	Dottikon Es Holding AG (Registered)	33,936	9,691
	Kardex Holding AG (Registered)	44,519	9,685
*,2	Sensirion Holding AG	78,385	8,613
	VZ Holding AG	104,103	8,550
	OC Oerlikon Corp. AG (Registered)	1,449,749	8,220
	LEM Holding SA (Registered)	3,629	7,789
	SKAN Group AG	84,330	7,759
	Bystronic AG	10,109	7,294
	u-blox Holding AG	51,095	7,141
	EFG International AG	617,896	6,057
	Zehnder Group AG	73,839	6,036
	Intershop Holding AG	8,275	6,020
*	PIERER Mobility AG	68,614	5,890
	Schweiter Technologies AG	7,277	5,499
	Ypsomed Holding AG (Registered)	25,609	5,395
[2]	Medacta Group SA	46,691	5,068
	Bossard Holding AG (Registered) Class A	19,574	4,947
*	Basilea Pharmaceutica AG (Registered)	89,552	4,909
	Vetropack Holding AG Class A (Registered)	95,942	4,834
*	COSMO Pharmaceuticals NV	75,309	4,673
	Implenia AG (Registered)	109,870	4,611
	Leonteq AG	79,990	4,476
	Bell Food Group AG (Registered)	14,367	4,407
	ALSO Holding AG (Registered)	20,644	4,202

		Shares	Market Value ($000)
	Arbonia AG	334,425	4,028
[2]	Medmix AG	189,000	3,951
*	Autoneum Holding AG	21,033	3,137
*,1	Zur Rose Group AG	64,806	3,000
*,2	Medartis Holding AG	34,310	2,699
*,2	Montana Aerospace AG	164,628	2,695
	TX Group AG	22,947	2,688
	Hiag Immobilien Holding AG	28,076	2,448
	Rieter Holding AG (Registered)	23,372	2,447
[2]	PolyPeptide Group AG	114,780	2,329
	VP Bank AG Class A	18,301	1,955
	APG SGA SA	8,401	1,632
			12,195,111
United Kingdom (12.9%)
	AstraZeneca plc	11,342,457	1,571,546
	Shell plc (XLON)	53,454,576	1,523,380
	HSBC Holdings plc	154,544,943	1,050,365
	Unilever plc (XLON)	19,278,745	999,005
	BP plc	135,841,499	858,589
	Diageo plc	17,050,260	760,947
	British American Tobacco plc	17,201,547	602,990
	Rio Tinto plc	8,351,211	566,863
	Glencore plc	96,903,952	557,606
	GSK plc	30,679,138	542,079
	RELX plc	14,747,771	477,635
	Reckitt Benckiser Group plc	5,490,872	417,732
	National Grid plc	27,962,400	378,247
	Compass Group plc	13,466,681	338,439
	Anglo American plc	9,265,018	308,168
	Lloyds Banking Group plc	515,478,493	303,075
	London Stock Exchange Group plc	2,988,915	290,312
	CRH plc (SGMX)	5,743,276	290,117
	Prudential plc (XLON)	21,100,409	288,899
	BAE Systems plc	23,471,563	283,915
*	Flutter Entertainment plc (XDUB)	1,348,919	243,402
	Experian plc	7,058,653	232,425
	Barclays plc	121,333,471	218,389
	Ferguson plc	1,597,621	211,224
	Ashtead Group plc	3,351,920	205,824
	Vodafone Group plc	181,163,354	199,841
	SSE plc	8,307,711	185,377
	Tesco plc	55,542,135	182,091
	Imperial Brands plc	7,111,372	163,531
	3i Group plc	7,312,100	152,410
	Haleon plc	38,352,357	152,352
	Rentokil Initial plc	19,269,131	140,829
	Standard Chartered plc	18,194,887	137,900
	NatWest Group plc	41,520,774	135,483
	Legal & General Group plc	45,513,843	134,612
*	Rolls-Royce Holdings plc	64,293,100	118,419
	Aviva plc	21,447,771	107,135
	Bunzl plc	2,588,467	97,773
	BT Group plc	53,420,316	96,228
	WPP plc	8,015,642	95,233
	Smith & Nephew plc	6,699,808	93,131
	Burberry Group plc	2,890,529	92,554
	Informa plc	10,796,619	92,543
	InterContinental Hotels Group plc	1,347,840	88,237

		Shares	Market Value ($000)
	Segro plc	9,222,854	87,855
	Croda International plc	1,068,285	85,862
	Spirax-Sarco Engineering plc	564,691	82,910
	Halma plc	2,909,171	80,312
	Next plc	950,014	77,217
	Sage Group plc	7,806,709	74,917
	Smurfit Kappa Group plc	1,999,985	72,511
	Entain plc	4,499,637	69,880
	United Utilities Group plc	5,235,819	68,524
	Severn Trent plc	1,922,757	68,302
	Associated British Foods plc	2,668,727	64,044
	Melrose Industries plc	30,767,911	63,368
	Intertek Group plc	1,238,835	62,047
	St. James's Place plc	4,110,055	61,673
	Mondi plc (XLON)	3,722,359	59,100
	Centrica plc	44,527,609	58,315
	Smiths Group plc	2,728,635	57,871
	Pearson plc	5,504,848	57,608
	Whitbread plc	1,548,981	57,221
	Admiral Group plc	2,189,859	54,989
[2]	Auto Trader Group plc	6,935,842	52,904
	Antofagasta plc	2,660,258	52,108
	Kingfisher plc	15,022,109	48,559
	Weir Group plc	1,988,413	45,617
	J Sainsbury plc	13,194,878	45,406
	DCC plc	758,486	44,213
	Barratt Developments plc	7,676,955	44,179
	Rightmove plc	6,309,394	43,917
	Land Securities Group plc	5,666,688	43,501
	B&M European Value Retail SA	7,143,838	42,561
	Berkeley Group Holdings plc	818,984	42,430
	JD Sports Fashion plc	18,872,333	41,561
	Coca-Cola HBC AG	1,509,810	41,331
	RS Group plc	3,606,199	40,773
	M&G plc	16,622,472	40,742
	Taylor Wimpey plc	26,913,836	39,595
	DS Smith plc	9,838,964	38,306
	Phoenix Group Holdings plc	5,647,004	38,154
[1]	Abrdn plc	15,151,211	38,134
	Schroders plc	6,670,076	38,036
	Persimmon plc	2,439,338	37,877
	Beazley plc	5,080,698	37,569
	IMI plc	1,968,453	37,260
*	Wise plc Class A	5,423,466	36,409
	Spectris plc	800,705	36,329
	Hiscox Ltd.	2,579,856	35,300
	Howden Joinery Group plc	4,074,211	35,179
[2]	ConvaTec Group plc	12,427,814	35,119
	Diploma plc	1,000,244	34,826
	Endeavour Mining plc	1,389,076	34,292
	British Land Co. plc	7,119,268	34,149
	Johnson Matthey plc	1,382,356	33,890
	Intermediate Capital Group plc	2,129,187	32,138
*	Marks & Spencer Group plc	15,062,050	31,073
*	Ocado Group plc	4,656,801	30,835
	Games Workshop Group plc	252,407	30,064
	Tate & Lyle plc	3,088,685	29,914
	ITV plc	28,633,804	29,409

		Shares	Market Value ($000)
	UNITE Group plc	2,451,051	29,038
	Hargreaves Lansdown plc	2,897,090	28,700
	Dechra Pharmaceuticals plc	843,971	27,631
	Inchcape plc	2,861,483	27,429
	Man Group plc	9,338,349	27,205
	Investec plc	4,848,899	26,909
	Greggs plc	765,332	26,282
	Rotork plc	6,615,879	25,779
	IG Group Holdings plc	2,987,145	25,778
	Bellway plc	945,880	25,764
	Vistry Group plc	2,656,950	25,709
	Hikma Pharmaceuticals plc	1,235,724	25,613
	Tritax Big Box REIT plc	14,386,502	24,894
	Derwent London plc	850,503	24,754
	Drax Group plc	3,073,284	23,084
	Britvic plc	1,986,570	21,879
	Pennon Group plc	1,988,878	21,490
	Balfour Beatty plc	4,426,207	20,376
	OSB Group plc	3,295,534	19,714
	Travis Perkins plc	1,641,367	19,432
	Safestore Holdings plc	1,625,573	19,080
	Big Yellow Group plc	1,293,025	18,640
	Mediclinic International plc	2,994,761	18,369
*	SSP Group plc	6,019,935	18,325
*	easyJet plc	2,859,785	18,277
	Harbour Energy plc	5,347,784	18,123
	Genus plc	502,011	17,842
*,2	Watches of Switzerland Group plc	1,768,612	17,838
	WH Smith plc	957,714	17,728
	Direct Line Insurance Group plc	10,099,001	17,156
	Hays plc	12,346,184	17,086
	Grafton Group plc	1,557,669	17,061
	Serco Group plc	8,956,075	16,972
	Energean plc	1,036,983	16,648
	Virgin Money UK plc	9,075,611	16,402
*	Indivior plc	955,236	16,317
	QinetiQ Group plc	3,981,113	15,994
	Grainger plc	5,560,322	15,965
*	International Consolidated Airlines Group SA	8,542,930	15,960
	Pets at Home Group plc	3,497,590	15,934
	LondonMetric Property plc	7,268,472	15,833
	Computacenter plc	586,482	15,554
	Softcat plc	950,504	15,269
*	Playtech plc	2,324,803	15,106
	Cranswick plc	402,866	14,996
	Shaftesbury Capital plc	10,432,264	14,740
	International Distributions Services plc	5,288,604	14,645
	Plus500 Ltd.	696,661	14,524
	LXI REIT plc	11,577,862	14,093
	TP ICAP Group plc	6,096,531	13,554
	Pagegroup plc	2,398,072	13,501
	Assura plc	22,150,961	13,350
	Future plc	927,000	13,324
*	Oxford Nanopore Technologies plc	4,841,393	13,274
	Renishaw plc	260,251	13,175
	Victrex plc	664,724	13,127
	Fresnillo plc	1,412,768	13,046
*	John Wood Group plc	5,189,505	12,849

		Shares	Market Value ($000)
	Close Brothers Group plc	1,147,387	12,796
	4imprint Group plc	213,480	12,755
	Lancashire Holdings Ltd.	1,863,595	12,718
	Primary Health Properties plc	10,057,856	12,596
	Oxford Instruments plc	408,215	12,582
	Savills plc	1,028,101	12,545
	Moneysupermarket.com Group plc	3,998,645	12,326
	Telecom Plus plc	526,137	12,243
	Kainos Group plc	708,051	12,104
	Redrow plc	2,033,488	12,028
	Dunelm Group plc	864,275	11,784
	Bodycote plc	1,443,208	11,612
	Centamin plc	8,871,428	11,429
*,2	Deliveroo plc Class A	10,065,683	11,402
	Rathbones Group plc	476,378	11,280
*	IWG plc	5,518,041	11,202
	Paragon Banking Group plc	1,734,460	11,154
	Coats Group plc	12,070,949	11,016
[2]	Quilter plc	10,477,984	10,888
[2]	Airtel Africa plc	8,258,455	10,834
*,2	Trainline plc	3,520,385	10,808
*,2	Network International Holdings plc	3,548,831	10,797
	TBC Bank Group plc	385,447	10,640
	Ashmore Group plc	3,538,542	10,467
	Mitie Group plc	10,284,987	10,409
	Supermarket Income REIT plc	9,628,930	10,310
	Great Portland Estates plc	1,645,510	10,298
	Domino's Pizza Group plc	2,912,353	10,269
	Hill & Smith plc	614,100	10,176
*	Carnival plc	1,111,042	10,020
*	Ascential plc	3,346,240	9,969
*	Darktrace plc	3,137,291	9,968
	Spirent Communications plc	4,591,619	9,869
*	Frasers Group plc	994,474	9,539
[1]	Hammerson plc	29,648,177	9,533
*	Bank of Georgia Group plc	279,926	9,507
	AJ Bell plc	2,193,612	9,387
[2]	JTC plc	1,022,524	8,916
*	S4 Capital plc	4,224,326	8,473
	Sirius Real Estate Ltd.	8,858,680	8,399
	Just Group plc	7,924,341	8,394
	Vesuvius plc	1,632,886	8,336
	Volution Group plc	1,429,804	7,639
*	Helios Towers plc	5,917,048	7,585
	Morgan Advanced Materials plc	2,147,676	7,545
	Dr. Martens plc	4,300,999	7,542
	Bytes Technology Group plc (XLON)	1,570,940	7,537
	Redde Northgate plc	1,764,518	7,527
	Chemring Group plc	2,171,660	7,496
	Premier Foods plc	4,956,787	7,427
	IntegraFin Holdings plc	2,199,118	7,357
	Diversified Energy Co. plc	6,204,319	7,245
	Clarkson plc	189,668	7,234
*	Babcock International Group plc	1,956,067	7,226
	Firstgroup plc	5,644,535	7,180
*,1	TUI AG	929,697	7,164
*	Capricorn Energy plc	2,381,375	6,859
	Marshalls plc	1,773,111	6,842

		Shares	Market Value ($000)
	Morgan Sindall Group plc	316,436	6,617
*	Elementis plc	4,438,960	6,515
*	J D Wetherspoon plc	720,838	6,392
	Senior plc	3,273,533	6,320
*,1	THG plc Class B	7,439,892	6,233
*	National Express Group plc	4,147,883	6,227
	Genuit Group plc	1,808,397	6,226
[2]	Ibstock plc	2,892,908	6,178
	Liontrust Asset Management plc	477,361	6,038
	Rhi Magnesita NV	217,571	6,028
	Workspace Group plc	1,110,960	6,001
	Ninety One plc	2,611,277	5,955
*	Capita plc	13,008,303	5,874
	FDM Group Holdings plc	656,663	5,874
*	C&C Group plc	2,973,593	5,779
	Vanquis Banking Group plc	1,961,039	5,739
*,2	Spire Healthcare Group plc	2,146,840	5,632
	Currys plc	7,578,621	5,522
*,1,2	Aston Martin Lagonda Global Holdings plc	1,957,512	5,506
	Jupiter Fund Management plc	3,272,646	5,488
	Essentra plc	2,275,446	5,447
[2]	Bridgepoint Group plc (Registered)	1,959,493	5,375
	Hilton Food Group plc	617,892	5,290
*	PureTech Health plc	1,914,005	5,217
*,1	ASOS plc	506,327	5,142
	Devro plc	1,266,434	5,121
	IP Group plc	7,403,370	5,044
*	Auction Technology Group plc	662,704	5,018
	Crest Nicholson Holdings plc	1,855,731	5,001
	Keller Group plc	564,000	4,710
*,2	Petershill Partners plc	2,213,216	4,632
	Balanced Commercial Property Trust Ltd.	4,165,048	4,238
	PZ Cussons plc	1,816,700	4,160
	AG Barr plc	660,807	4,104
*	Molten Ventures plc	1,166,950	3,954
*	Greencore Group plc	3,929,607	3,944
*	Mitchells & Butlers plc	1,934,563	3,931
	Synthomer plc	2,577,922	3,736
	Halfords Group plc	1,700,361	3,662
	UK Commercial Property REIT Ltd.	5,657,126	3,603
	XP Power Ltd.	139,886	3,508
	Picton Property Income Ltd.	4,093,181	3,503
*	Oxford Biomedica plc	645,002	3,456
*,1	Tullow Oil plc	8,671,426	3,372
[2]	TI Fluid Systems plc	2,514,591	3,331
	Wickes Group plc	1,942,907	3,312
	Ferrexpo plc	2,264,484	3,295
*	Moonpig Group plc	2,144,358	3,255
*,1	Petrofac Ltd.	3,295,523	3,207
*	Alphawave IP Group plc	2,070,917	3,009
	NCC Group plc	2,278,653	2,876
*	SIG plc	5,238,063	2,833
[3]	Home REIT plc	5,987,549	2,810
	Helical plc	758,863	2,807
*,2	Trustpilot Group plc	2,545,773	2,778
*,1	AO World plc	3,422,446	2,691
*,2	Wizz Air Holdings plc	71,814	2,637
	Avon Protection plc	228,148	2,606

		Shares	Market Value ($000)
	Hochschild Mining plc	2,379,111	2,483
	CLS Holdings plc	1,281,049	2,124
*	888 Holdings plc	2,795,904	1,793
[2]	CMC Markets plc	805,827	1,759
[2]	Bakkavor Group plc	1,162,341	1,499
*	Rank Group plc	1,503,696	1,364
*	Marston's plc	20,076	9
*,3	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—
*,3	Carillion plc	2,500,529	—
			20,769,147
United States (0.0%)
	Gen Digital Inc.	91	2
Total Common Stocks (Cost $138,876,425)			158,320,868
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[4,5]	Vanguard Market Liquidity Fund, 4.839% (Cost $3,676,250)	36,773,027	3,676,935
Total Investments (100.7%) (Cost $142,552,675)			161,997,803
Other Assets and Liabilities—Net (-0.7%)			(1,176,641)
Net Assets (100%)			160,821,162
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,563,960,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $2,873,008,000, representing 1.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,797,382,000 was received for securities on loan, of which $2,794,880,000 is held in Vanguard Market Liquidity Fund and $2,502,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	June 2023	19,511	901,614	36,722
FTSE 100 Index	June 2023	4,259	401,345	3,253
S&P ASX 200 Index	June 2023	3,106	373,250	8,199
S&P TSX 60 Index	June 2023	1,729	309,391	6,303
Topix Index	June 2023	4,180	630,738	1,393
				55,870

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	6/21/23	AUD	386,191	USD	256,424	2,507	—
Bank of America, N.A.	6/21/23	AUD	173,420	USD	116,013	260	—
HSBC Bank plc	6/21/23	AUD	68,803	USD	46,281	—	(150)
BNP Paribas	6/21/23	CAD	305,046	USD	221,541	4,474	—
Bank of America, N.A.	6/21/23	CAD	86,314	USD	63,283	669	—
Toronto-Dominion Bank	6/21/23	CAD	73,228	USD	53,973	283	—
BNP Paribas	6/21/23	EUR	292,337	USD	313,141	5,379	—
Morgan Stanley Capital Services Inc.	6/21/23	EUR	219,253	USD	233,108	5,781	—
Bank of America, N.A.	6/21/23	EUR	104,586	USD	112,340	1,613	—
Toronto-Dominion Bank	6/21/23	EUR	80,007	USD	86,807	366	—
Royal Bank of Canada	6/21/23	EUR	73,084	USD	77,594	2,036	—
State Street Bank & Trust Co.	6/21/23	EUR	48,552	USD	52,838	63	—
HSBC Bank plc	6/21/23	EUR	47,827	USD	52,053	58	—
Bank of New York	6/21/23	EUR	11,000	USD	11,937	48	—
Morgan Stanley Capital Services Inc.	6/21/23	EUR	6,308	USD	6,901	—	(28)
Toronto-Dominion Bank	6/21/23	GBP	204,195	USD	246,172	6,129	—
JPMorgan Chase Bank, N.A.	6/21/23	GBP	48,984	USD	60,397	127	—
Bank of America, N.A.	6/21/23	GBP	40,879	USD	50,314	196	—
Bank of America, N.A.	6/21/23	GBP	29,147	USD	36,171	—	(158)
BNP Paribas	6/21/23	JPY	28,325,427	USD	211,335	4,602	—
Bank of America, N.A.	6/21/23	JPY	28,325,427	USD	210,238	5,699	—
UBS AG	6/21/23	JPY	11,114,645	USD	85,519	—	(787)
UBS AG	6/21/23	JPY	5,959,432	USD	44,210	1,221	—
HSBC Bank plc	6/21/23	JPY	4,868,007	USD	37,016	95	—
Toronto-Dominion Bank	6/21/23	JPY	1,400,000	USD	10,385	288	—
UBS AG	6/21/23	USD	59,179	AUD	88,088	119	—
State Street Bank & Trust Co.	6/21/23	USD	55,070	AUD	83,006	—	(583)
Royal Bank of Canada	6/21/23	USD	19,753	AUD	29,363	66	—
Royal Bank of Canada	6/21/23	USD	48,361	CAD	66,309	—	(768)
State Street Bank & Trust Co.	6/21/23	USD	233,694	CHF	216,662	—	(5,226)
JPMorgan Chase Bank, N.A.	6/21/23	USD	40,279	CHF	37,459	—	(1,029)
Toronto-Dominion Bank	6/21/23	USD	11,732	DKK	81,202	—	(154)
Bank of America, N.A.	6/21/23	USD	78,846	EUR	73,554	—	(1,295)
JPMorgan Chase Bank, N.A.	6/21/23	USD	54,217	EUR	50,524	—	(832)
Morgan Stanley Capital Services Inc.	6/21/23	USD	53,671	EUR	50,019	—	(828)
Toronto-Dominion Bank	6/21/23	USD	30,015	EUR	28,000	—	(493)
HSBC Bank plc	6/21/23	USD	123,388	GBP	101,144	—	(1,584)
Goldman Sachs International	6/21/23	USD	3,651	HKD	28,545	1	—
HSBC Bank plc	6/21/23	USD	119,405	JPY	15,541,944	921	—
Bank of America, N.A.	6/21/23	USD	67,634	JPY	8,853,911	137	—
BNP Paribas	6/21/23	USD	45,265	JPY	5,922,250	117	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	6/21/23	USD	45,008	JPY	5,892,786	85	—
UBS AG	6/21/23	USD	44,558	JPY	5,833,858	84	—
State Street Bank & Trust Co.	6/21/23	USD	22,617	JPY	2,961,125	43	—
State Street Bank & Trust Co.	6/21/23	USD	85,046	KRW	110,616,298	—	(353)
Bank of America, N.A.	6/21/23	USD	993	SEK	10,330	—	(7)
Citibank, N.A.	6/21/23	USD	6,156	SGD	8,251	—	(60)
						43,467	(14,335)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
At March 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $43,579,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,128,106	143,177,661	15,101	158,320,868
Temporary Cash Investments	3,676,935	—	—	3,676,935
Total	18,805,041	143,177,661	15,101	161,997,803
Derivative Financial Instruments
Assets
Futures Contracts[1]	55,870	—	—	55,870
Forward Currency Contracts	—	43,467	—	43,467
Total	55,870	43,467	—	99,337
Liabilities
Forward Currency Contracts	—	14,335	—	14,335
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.